DECEMBER 29, 1999



                                 NORTHERN LIFE

                              ADVANTAGE(SM) ANNUITY
                          ADVANTAGE CENTURY(SM) ANNUITY
                       ADVANTAGE CENTURY PLUS(SM) ANNUITY


             INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                             SEPARATE ACCOUNT ONE
                        NORTHERN LIFE INSURANCE COMPANY



PROFILE OF OUR INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT FEATURES OF THE CONTRACTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING A CONTRACT. THE CONTRACTS ARE MORE FULLY DESCRIBED IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT: The fixed and variable annuity contracts we are offering are contracts between you, the owner, and us, Northern Life Insurance Company (the "Company").


     We offer four series of Contracts. Transfer Series Contracts include an individual deferred tax sheltered annuity contract, an individual deferred retirement annuity contract and an individual deferred annuity contract ("Transfer Series"). The Flex Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under
Section 457 of the Code ("Flex Series"). The Retail Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under Section 457 of the Code ("Retail Series"). The Plus Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under Section 457 of the Code ("Plus Series").

     For Transfer Series Contracts, Flex Series Contracts, Retail Series Contracts and Plus Series Contracts which are Qualified Plans, the Company will accept single sum, rollover and transfer Purchase Payments as permitted by the Code which are not less than the specific contract minimum Purchase Payment. For Transfer Series, Flex Series and Retail Series Contracts which are Qualified Plans, the Company will accept periodic Purchase Payments as permitted by the Code which are not less than the specific contract minimum Purchase Payment. For the non-qualified Transfer Series Contracts, Retail Series Contracts and Plus Series Contracts, the Company will accept periodic and single sum Purchase Payments, as well as amounts transferred under Section 1035 of the Code, which are not less than the specified Contract minimum Purchase Payment.

     The Transfer Series, Flex Series, Retail Series and Plus Series differ in terms of the amount of Purchase Payments required, when Purchase Payments can be made and certain charges.


     The Contracts provide a means for selecting one or more investment funds ("Investment Funds" or "Funds") on a tax-deferred basis. The Contracts are intended for retirement savings or other long-term investment purposes and provide for a death benefit and guaranteed income options.

     Through the Variable Account, the Contracts offer up to 28 investment options from which you can choose up to 16 over the lifetime of the Contract. The returns on these investment options are not guaranteed and you can possibly lose money. Currently, there is no charge for transfers.


     The Transfer Series, Flex Series, and Retail Series Contracts offer three Fixed Accounts. The Plus Series Contracts offer two Fixed Accounts. These Fixed Accounts have an interest rate that is set periodically by the Company. The minimum rate is the guaranteed rate. While your money is in a fixed account, the interest you earn and your principal are guaranteed by the Company.

     The Contracts have two phases: the accumulation phase and the income or payout phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are not taxed as income until you make a withdrawal. The amounts accumulated during the accumulation phase will determine the amount of annuity payments. The income phase occurs when you begin receiving regular annuity payments from your contract on the annuity commencement date.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want to receive regular income from your annuity, you can choose one of three options: (1) monthly payments for your life (assuming you are the annuitant); (2) monthly payments for your life, but with payments continuing to the beneficiary for 10 years if you die before the end of the selected period; and (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. Once you begin receiving regular annuity payments, you cannot change your payment plan.


     During the income phase, you have the same investment options you had during the accumulation phase. You can choose to have annuity payments come from Fixed Account A or B, the Variable Account or any combination of these for Flex Series, Transfer Series and Retail Series Contracts. For Plus Series Contracts, you can choose to have annuity payments come from Fixed Account A, the Variable Account or both. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of your annuity payments may go up or down.

3. PURCHASE: The minimum amount the Company will accept as an initial purchase payment is $15,000 for Transfer Series Contracts, $50 for Flex Series Contracts, $5,000 per lump sum payment for Retail Series Contracts (or if periodic payments are being made, the minimum is $50 per periodic payment), and $25,000 for Plus Series Contracts. The Company may choose not to accept any subsequent purchase payment for Transfer Series Contracts if it is less than $5,000, for Flex Series Contracts if it is less than $50, for Retail Series Contracts if it is less than $5,000 (or if periodic payments are being made, the payment is less than $50), and for Plus Series Contracts if it is less than $5,000. The Company may choose not to accept any subsequent purchase payments if the additional payments, when added to the Contract Value at the next Valuation Date, would exceed $1,000,000.


4. INVESTMENT OPTIONS: You can put your money in up to 16 of these 28 investment options which are described in the prospectuses for the Funds. You do not have to choose your investment options in advance, but upon participation in the sixteenth Fund you would only be able to transfer within the 16 already utilized and which are still available.


                           FIDELITY VARIABLE INSURANCE   FIDELITY VARIABLE INSURANCE   FIDELITY VARIABLE INSURANCE
 THE ALGER AMERICAN FUND          PRODUCTS FUND                PRODUCTS FUND II             PRODUCTS FUND III
------------------------- ----------------------------- ----------------------------- ----------------------------
Alger American            VIP Equity-Income             VIP II Asset Manager:         VIP III Growth
 Growth Portfolio          Portfolio                     Growth Portfolio              Opportunities
Alger American            VIP Growth Portfolio          VIP II Contrafund              Portfolio
 Leveraged AllCap         VIP Money Market               Portfolio
 Portfolio                 Portfolio                    VIP II Index 500
Alger American                                           Portfolio
 MidCap Growth                                          VIP II Investment
 Portfolio                                               Grade Bond
Alger American                                           Portfolio
 Small Capitalization
 Portfolio


                        NEUBERGER BERMAN ADVISERS
  JANUS ASPEN SERIES        MANAGEMENT TRUST       NORTHSTAR GALAXY TRUST   OCC ACCUMULATION TRUST
---------------------- -------------------------- ------------------------ ------------------------
Aggressive Growth      Limited Maturity Bond      Emerging Growth          Equity Portfolio
 Portfolio              Portfolio                  Portfolio               Global Equity Portfolio
Growth Portfolio       Partners Portfolio         Growth + Value           Managed Portfolio
International Growth   Socially Responsive         Portfolio               Small Cap Portfolio
 Portfolio              Portfolio                 International Value
Worldwide Growth                                   Portfolio
 Portfolio                                        Research Enhanced
                                                   Index Portfolio
                                                  High Yield Bond
                                                   Portfolio

Depending upon market conditions, you can make or lose money in any of these Funds.

5. EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.


     Each year the Company deducts a $30 contract maintenance charge from your Contract. For Flex Series, Transfer Series and Retail Series Contracts, the Company reserves the right to waive this Annual Contract Charge where the Contract Value exceeds $25,000. For Plus Series Contracts, the Company reserves the right to waive this Annual Contract Charge where specified conditions are met, for example if the Contract Value exceeds $50,000. For Retail Series Contracts, we will also waive this charge where specified conditions are met. For example, we may waive this charge if the Contract Value exceeds $25,000 or if the annual purchase payments, less any cumulative partial surrenders equal or exceed $5,000. We also deduct for insurance and administrative charges which annually total 1.40% of the average daily value of your Contract allocated to the investment portfolios. For Plus Series Contracts, we also deduct a charge of
 .15% of the average daily value of your Contract allocated to the investment portfolios.


     There are also investment fund annual expenses which range from 0.28% to 1.50% of the average daily value of the investment fund depending upon the investment option which you select.


     No deduction for a sales charge is made from Purchase Payments on the date they are received by the Company. However, if you take all or a part of your money out, we may assess a withdrawal charge. For Transfer Series Contracts the charge for each Purchase Payment is equal to a maximum of 6% in years 1 and 2 and reduces to 0 after year 6. For Flex Series Contracts this charge from the issue date of the Contract is equal to 8% in years 1 through 3 and reduces to 0 after year 10. For Retail Series Contracts issued as a Non-Qualified or IRA Contract this charge for each purchase payment is equal to a maximum of 7% in years 1 and 2 and reduces to 0 after year 6. For a Retail Series Contract issued as a TSA or 457 Contract, this charge for each purchase payment is equal to a maximum of 7% in years 1 and 2 and reduces to 0 after year 6; however, 12 years after the original Issue Date, this charge will automatically be 0. There is no withdrawal charge for Plus Series Contracts. For Plus Series Contracts, we do however, deduct a charge of .15% of the average daily value of your Contract allocated to the investment portfolios. This charge is made in lieu of a withdrawal charge.

     We may also assess a state premium tax charge which ranges from 0% to 3.5% depending upon the state.

     The following charts are designed to help you understand the expenses in the Contract. In the following Transfer Series, Flex Series and Retail Series chart, the column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which is represented as .25% below), the 1.40% insurance charges, and the investment expenses for each investment portfolio. The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10.

     In the following chart for year 1, the Total Annual Expenses are assessed as well as the withdrawal charges for Transfer Series, Flex Series and Retail Series Contracts. For year 10, the example shows the aggregate of all the annual expenses assessed for the 10 years, but there is no withdrawal charge.
The premium tax is assumed to be 0% in both examples.


                                                TOTAL       TOTAL
                                                ANNUAL      ANNUAL
                                              INSURANCE   PORTFOLIO   TOTAL ANNUAL
INVESTMENT FUNDS                               CHARGES     EXPENSES     EXPENSES
-------------------------------------------- ----------- ----------- --------------
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio ...........     1.65%       0.79%         2.44%
 Alger American Leveraged AllCap
  Portfolio ................................     1.65%       0.96%         2.61%
 Alger American MidCap Growth
  Portfolio ................................     1.65%       0.84%         2.49%
 Alger American Small Capitalization
  Portfolio ................................     1.65%       0.89%         2.54%
FIDELITY VARIABLE INSURANCE
 PRODUCTS FUND:
 VIP Equity-Income Portfolio ...............     1.65%       0.57%         2.22%
 VIP Growth Portfolio ......................     1.65%       0.66%         2.31%
 VIP Money Market Portfolio ................     1.65%       0.30%         1.95%
FIDELITY VARIABLE INSURANCE
 PRODUCTS FUND II:
 VIP II Asset Manager: Growth
  Portfolio ................................     1.65%       0.72%         2.37%
 VIP II Contrafund Portfolio ...............     1.65%       0.66%         2.31%
 VIP II Index 500 Portfolio ................     1.65%       0.28%         1.93%
 VIP II Investment Grade Bond
  Portfolio ................................     1.65%       0.57%         2.22%
FIDELITY VARIABLE INSURANCE
 PRODUCTS FUND III:
 VIP III Growth Opportunities
  Portfolio ................................     1.65%       0.70%         2.35%
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio ...............     1.65%       0.75%         2.40%
 Growth Portfolio ..........................     1.65%       0.68%         2.33%
 International Growth Portfolio ............     1.65%       0.86%         2.51%
 Worldwide Growth Portfolio ................     1.65%       0.72%         2.37%
NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio ...........     1.65%       0.76%         2.41%
 Partners Portfolio ........................     1.65%       0.84%         2.49%
 Socially Responsive Portfolio .............     1.65%       1.50%         3.15%
NORTHSTAR GALAXY TRUST:
 Emerging Growth Portfolio .................     1.65%       0.90%         2.55%
 Growth + Value Portfolio ..................     1.65%       0.80%         2.45%
 International Value Portfolio .............     1.65%       1.00%         2.65%
 Research Enhanced Index Portfolio .........     1.65%       0.90%         2.55%
 High Yield Bond Portfolio .................     1.65%       0.80%         2.45%
OCC ACCUMULATION TRUST:
 Equity Portfolio ..........................     1.65%       0.94%         2.59%
 Global Equity Portfolio ...................     1.65%       1.13%         2.78%
 Managed Portfolio .........................     1.65%       0.82%         2.47%
 Small Cap Portfolio .......................     1.65%       0.88%         2.53%


[WIDE TABLE CONTINUED FROM ABOVE]


                                                                     EXAMPLES:
                                                                    TOTAL ANNUAL
                                                                EXPENSES AT END OF:
                                             ----------------------------------------------------------
                                                 (1)       (2)      (3)       (1)       (2)       (3)
                                               1 YEAR    1 YEAR   1 YEAR    10 YEAR   10 YEAR   10 YEAR
                                              TRANSFER    FLEX    RETAIL   TRANSFER     FLEX    RETAIL
INVESTMENT FUNDS                               SERIES    SERIES   SERIES    SERIES     SERIES   SERIES
-------------------------------------------- ---------- -------- -------- ---------- --------- --------
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio ...........     $79      $ 99      $88      $278       $278     $276
 Alger American Leveraged AllCap
  Portfolio ................................     $80      $100      $89      $295       $295     $293
 Alger American MidCap Growth
  Portfolio ................................     $79      $ 99      $88      $283       $283     $281
 Alger American Small Capitalization
  Portfolio ................................     $80      $100      $89      $288       $288     $286
FIDELITY VARIABLE INSURANCE
 PRODUCTS FUND:
 VIP Equity-Income Portfolio ...............     $77      $ 97      $86      $257       $257     $254
 VIP Growth Portfolio ......................     $78      $ 98      $86      $267       $267     $263
 VIP Money Market Portfolio ................     $74      $ 94      $83      $228       $228     $227
FIDELITY VARIABLE INSURANCE
 PRODUCTS FUND II:
 VIP II Asset Manager: Growth
  Portfolio ................................     $78      $ 98      $87      $272       $272     $269
 VIP II Contrafund Portfolio ...............     $78      $ 98      $86      $269       $269     $263
 VIP II Index 500 Portfolio ................     $74      $ 94      $83      $233       $233     $224
 VIP II Investment Grade Bond
  Portfolio ................................     $77      $ 97      $86      $256       $256     $254
FIDELITY VARIABLE INSURANCE
 PRODUCTS FUND III:
 VIP III Growth Opportunities
  Portfolio ................................     $78      $ 98      $87      $270       $270     $267
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio ...............     $78      $ 98      $87      $274       $274     $272
 Growth Portfolio ..........................     $78      $ 98      $87      $267       $267     $265
 International Growth Portfolio ............     $79      $ 99      $88      $285       $285     $283
 Worldwide Growth Portfolio ................     $78      $ 98      $87      $271       $271     $269
NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio ...........     $78      $ 98      $87      $275       $275     $273
 Partners Portfolio ........................     $79      $ 99      $88      $283       $283     $281
 Socially Responsive Portfolio .............     $86      $105      $95      $346       $346     $343
NORTHSTAR GALAXY TRUST:
 Emerging Growth Portfolio .................     $80      $100      $89      $289       $289     $287
 Growth + Value Portfolio ..................     $79      $ 99      $88      $279       $279     $277
 International Value Portfolio .............     $81      $101      $90      $299       $299     $296
 Research Enhanced Index Portfolio .........     $80      $100      $89      $289       $289     $287
 High Yield Bond Portfolio .................     $79      $ 99      $88      $279       $279     $277
OCC ACCUMULATION TRUST:
 Equity Portfolio ..........................     $80      $100      $89      $293       $293     $291
 Global Equity Portfolio ...................     $82      $102      $91      $311       $311     $309
 Managed Portfolio .........................     $79      $ 99      $88      $281       $281     $279
 Small Cap Portfolio .......................     $80      $ 99      $89      $287       $287     $285

     In the following Plus Series Chart, the column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which is represented as
 .25% below), the 1.55% insurance charges and the investment expenses for each investment portfolio. The Total Annual Expenses are assessed for year 1 and 10. There is no withdrawal charge.



                                                                                                       EXAMPLES:
                                                                                                      TOTAL ANNUAL
                                                                                                   EXPENSES AT END OF:
                                                                                                   -------------------
                                                            TOTAL        TOTAL
                                                            ANNUAL       ANNUAL                     1 YEAR    10 YEAR
                                                          INSURANCE    PORTFOLIO    TOTAL ANNUAL     PLUS      PLUS
INVESTMENT FUNDS                                           CHARGES      EXPENSES      EXPENSES      SERIES    SERIES
-------------------------------------------------------- -----------  -----------  --------------  --------  --------
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio .......................     1.80%        0.79%          2.59%        $26      $291
 Alger American Leveraged AllCap Portfolio .............     1.80%        0.96%          2.76%        $28      $307
 Alger American MidCap Growth Portfolio ................     1.80%        0.84%          2.64%        $27      $296
 Alger American Small Capitalization Portfolio .........     1.80%        0.89%          2.69%        $27      $300
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
 VIP Equity-Income Portfolio ...........................     1.80%        0.57%          2.37%        $24      $269
 VIP Growth Portfolio ..................................     1.80%        0.66%          2.46%        $25      $278
 VIP Money Market Portfolio ............................     1.80%        0.30%          2.10%        $21      $242
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
 VIP II Asset Manager: Growth Portfolio ................     1.80%        0.72%          2.52%        $26      $284
 VIP II Contrafund Portfolio ...........................     1.80%        0.66%          2.46%        $25      $278
 VIP II Index 500 Portfolio ............................     1.80%        0.28%          2.08%        $21      $240
 VIP II Investment Grade Bond Portfolio ................     1.80%        0.57%          2.37%        $24      $269
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III:
 VIP III Growth Opportunities Portfolio ................     1.80%        0.70%          2.50%        $25      $282
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio ...........................     1.80%        0.75%          2.55%        $26      $287
 Growth Portfolio ......................................     1.80%        0.68%          2.48%        $25      $280
 International Growth Portfolio ........................     1.80%        0.86%          2.66%        $27      $297
 Worldwide Growth Portfolio ............................     1.80%        0.72%          2.52%        $26      $284
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio .......................     1.80%        0.76%          2.56%        $26      $288
 Partners Portfolio ....................................     1.80%        0.84%          2.64%        $27      $296
 Socially Responsive Portfolio .........................     1.80%        1.50%          3.30%        $33      $357
NORTHSTAR GALAXY TRUST:
 Emerging Growth Portfolio .............................     1.80%        0.90%          2.70%        $27      $301
 Growth + Value Portfolio ..............................     1.80%        0.80%          2.60%        $26      $292
 International Value Portfolio .........................     1.80%        1.00%          2.80%        $28      $311
 Research Enhanced Index Portfolio .....................     1.80%        0.90%          2.70%        $27      $301
 High Yield Bond Portfolio .............................     1.80%        0.80%          2.60%        $26      $292
OCC ACCUMULATION TRUST:
 Equity Portfolio ......................................     1.80%        0.94%          2.74%        $28      $305
 Global Equity Portfolio ...............................     1.80%        1.13%          2.93%        $30      $323
 Managed Portfolio .....................................     1.80%        0.82%          2.62%        $27      $294
 Small Cap Portfolio ...................................     1.80%        0.88%          2.68%        $27      $299


     Certain of the portfolios are subject to fee waiver or reimbursement arrangements. The charges listed above reflect any expense reimbursement or fee waiver. For more detailed information, see Summary of Contract Expenses in the Prospectus for the Contract.

6. TAXES: Your earnings are not taxed until you take them out. If you withdraw money, earnings may come out first and will be taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as taxable income. Annuity payments during the income phase may be considered partly a return of your original investment, in which case that part of each payment is not taxable as income.


7. ACCESS TO YOUR MONEY: You can take money out at any time during the accumulation phase. For Transfer Series Contracts and Flex Series Contracts, during any 12 month period, you can take up to 10% of the Contract Value less any Outstanding Loan Balance each year without charge from us. For Retail Series Contracts, during any Contract Year, you can take the greater of: all Contract earnings; or 10% (as of the last Contract Anniversary) of purchase payments still subject to a surrender fee.Withdrawals in excess of these amounts will be charged the applicable withdrawal charge. After we have a payment for 6 years (Transfer Series), 6 years (Retail Series) or 10 years (Flex Series), there is no charge for withdrawals for those payments. For Plus Series Contracts, there is no withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out. Withdrawals from Contracts that are tax sheltered annuity contracts established pursuant to Section 403(b) of the Code are subject to special restrictions on withdrawals, as discussed in the Prospectus.

8. PERFORMANCE: The value of the Contract will vary up or down depending upon the investment performance of the investment funds you choose. The following chart shows total returns through December 31, 1998, for each investment fund for the time periods shown. This chart reports performance returns only from the date an investment fund was offered through the Variable Account by one or more Contracts and for periods where our Contracts offered the investment fund for a complete year. These numbers reflect the insurance charges, the contract maintenance charge, the product charge (for Plus Series Contracts), the investment expenses and all other expenses of the investment fund. These numbers do not reflect any withdrawal charges and if applied these charges would reduce such performance (except that there is no withdrawal charge for Plus Series Contracts and there would be no reduction in performance returns for Plus Series Contracts). Past performance is not a guarantee of future results. Investment in the money market fund option is neither insured nor guaranteed by the U.S. government and there can be no assurance that it will be able to maintain a stable net asset value of $1 per share.

     Performances of certain of the portfolios reflect a voluntary expense limitation, as described in the prospectus. In the absence of this voluntary limitation the total return would have been lower.


                                                                              CALENDAR YEAR
                                                                 1998           1997          1996       1995
                                                            -------------   -----------   -----------   -----
 THE ALGER AMERICAN FUND
  Alger American Growth Portfolio .......................        45.76%         23.75%        11.51%     n/a
  Alger American Leveraged AllCap Portfolio .............        55.39%         17.76%        10.22%     n/a
  Alger American MidCap Growth Portfolio ................        28.24%         13.15%        10.08%     n/a
  Alger American Small Capitalization Portfolio .........        13.67%          9.59%         2.47%     n/a
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  VIP Equity-Income Portfolio ...........................         9.82%         26.08%        12.43%     n/a
  VIP Growth Portfolio ..................................        37.30%         21.51%        12.85%     n/a
  VIP Money Market Portfolio ............................         3.76%          3.77%         3.69%     n/a
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
  VIP II Asset Manager: Growth Portfolio ................        15.68%         23.08%        18.00%     n/a
  VIP II Contrafund Portfolio ...........................        27.92%         22.16%        19.36%     n/a
  VIP II Index 500 Portfolio ............................        26.29%         30.60%        20.85%     n/a
  VIP II Investment Grade Bond Portfolio ................        n/a            n/a           n/a        n/a
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
  VIP III Growth Opportunities Portfolio ................        n/a            n/a           n/a        n/a
 JANUS ASPEN SERIES
  Aggressive Growth Portfolio ...........................        32.14%         n/a           n/a        n/a
  Growth Portfolio ......................................        33.52%         n/a           n/a        n/a
  International Growth Portfolio ........................        15.35%         n/a           n/a        n/a
  Worldwide Growth Portfolio ............................        26.88%         n/a           n/a        n/a
 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond Portfolio .......................         2.69%         n/a           n/a        n/a
  Partners Portfolio ....................................         2.51%         n/a           n/a        n/a
  Socially Responsive Portfolio .........................        n/a            n/a           n/a        n/a
 NORTHSTAR GALAXY TRUST
  Emerging Growth Portfolio .............................        15.42%         13.76%        11.95%     n/a
  Growth + Value Portfolio ..............................        17.42%         12.81%        21.12%     n/a
  International Value Portfolio .........................        15.05%         n/a           n/a        n/a
  Research Enhanced Index Portfolio .....................        (0.31)%         5.27%        11.44%     n/a
  High Yield Bond Portfolio .............................        (1.06)%        n/a           n/a        n/a
 OCC ACCUMULATION TRUST
  Equity Portfolio ......................................        10.05%         n/a           n/a        n/a
  Global Equity Portfolio ...............................        11.46%         n/a           n/a        n/a
  Managed Portfolio .....................................         5.38%         n/a           n/a        n/a
  Small Cap Portfolio ...................................       (10.54)%        n/a           n/a        n/a


9. DEATH BENEFIT: If you die prior to the income phase, the person you have chosen as your beneficiary will receive a death benefit. For Flex Series and Transfer Series Contracts, this death benefit will be the greater of three amounts: 1) the money you've put in reduced by any money you've taken out, any Outstanding Loan Balance and previously deducted Annual Contract Charges, or 2) the current value of your Contract less the Outstanding Loan Balance, or 3) the value of your Contract at the most recent Specified Contract Anniversary (which is defined in the Prospectus as each sixth Contract Anniversary) plus any money you've added since that anniversary reduced by any money you've taken out since that anniversary or any Outstanding Loan Balance and previously deducted Annual Contract Charges. For Retail Series and Plus Series Contracts the death benefit is the greater of (1), (2) or (3). For an additional premium of .15% you can purchase a rider that will provide a death benefit that is the greater of (1),
(2) or (3) and the Specified Contract Anniversary is each Contract Anniversary. If you die after age 80, your beneficiary will receive the Contract Value less the Outstanding Loan Balance.

10. OTHER INFORMATION


FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will return the Contract Value without assessing a withdrawal charge. The Contract Value may be more or less than your original payment. However, if required by applicable law, we will return your payments.

     For Retail Series and Plus Series Contracts, if you reside in a state requiring the return of purchase payments made for any cancellation during a free look period the amount of your initial payments will be allocated to the money market option during the free look period in your state plus five calendar days. If you cancel your Contract we will return your payments made or the Contract Value, whichever is larger. If you keep your Contract, we will then allocate your initial payments plus Contract Earnings to the appropriate Fund(s) you have chosen.


NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

WHO SHOULD PURCHASE THE CONTRACT? This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

ADDITIONAL FEATURES. This Contract has additional Features you might be interested in. These include:

   o If the Contract you purchase is issued for use with a Qualified Plan pursuant to Section 403(b) of the Code, loans from the Contract may be available. These loans are subject to certain restrictions.

   o You can arrange to have money automatically sent to you each month while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature Systematic Withdrawal.

   o You can arrange to have a regular amount of money automatically transferred to investment portfolios each month to provide for regular level investments over time. We call this feature Dollar Cost Averaging.

   o The Company will automatically readjust the money in your Contract between investment portfolios periodically to keep the blend you select.
      We call this feature Automatic Reallocation.

These features are not available in all states and may not be suitable for your particular situation.

11. INQUIRIES If you need more information, please contact us at:


Northern Life Insurance Company
P.O. Box 5050
Minot, North Dakota 58702-5050
1-877-884-5050


or the distributor of the Contracts, our affiliated Company,

Washington Square Securities, Inc.
20 Washington Avenue South
Minneapolis, Minnesota 55401
1-800-621-3750

or your registered representative.

                                  NORTHERN LIFE
                              ADVANTAGE(SM) ANNUITY
                          ADVANTAGE CENTURY(SM) ANNUITY
                       ADVANTAGE CENTURY PLUS(SM) ANNUITY

             INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                              SEPARATE ACCOUNT ONE
                        NORTHERN LIFE INSURANCE COMPANY
        1501 FOURTH AVENUE, SUITE 1000, SEATTLE, WASHINGTON 98101-3620
                           TELEPHONE: (206) 292-1111

     Northern Life Insurance Company (the "Company") offers four series of flexible premium Individual Deferred Variable/Fixed Annuity Contracts ("Contracts") for use in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code. (See "Federal Tax Status.") The four Series of Contracts offered by this Prospectus (the "Flex Series", the "Transfer Series", the "Retail Series", and the "Plus Series") differ in the amount of Purchase Payments required, when Purchase Payments can be made and certain charges imposed under the Contracts. The Transfer Series is not available in Massachusetts. In addition, the Transfer Series Contracts, the Retail Series Contracts and the Plus Series Contracts are offered on a non-qualified basis.


     The Contracts provide for accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis. Annuity Payouts under the Contracts are deferred until a selected later date.

     Subject to certain restrictions, you can allocate premiums to:


      o for the Flex Series, Transfer Series and Retail Series Contracts, three separate Fixed Accounts (Fixed Account A, Fixed Account B, and Fixed Account C), and for the Plus Series Contracts, two separate Fixed Accounts (Fixed Account A and Fixed Account C), which are accounts that provide a minimum specified rate of interest; and


      o Sub-Accounts of Separate Account One (the "Variable Account"), a variable account allowing you to invest in certain portfolios of the following Funds (the "Investment Funds"):

The Alger American Fund                                     Janus Aspen Series
Fidelity Variable Insurance Products Fund (VIP)             Neuberger Berman Advisers Management Trust
Fidelity Variable Insurance Products Fund II (VIP II)       Northstar Galaxy Trust
Fidelity Variable Insurance Products Fund III (VIP III)     OCC Accumulation Trust

     The Variable Account, your account value and the amount of any variable annuity payments that you receive will vary, primarily based on the investment performance of the Investment Funds you select. (For more information about investing in the Investment Funds, see "Investments of the Variable Account".) The Fixed Accounts are part of the general account of the Company. Information about the Fixed Accounts is contained in Appendix A.


     Additional information about the Contracts, the Company, and the Variable Account is contained in a Statement of Additional Information dated December 29, 1999, which has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by writing to Northern Life Insurance Company, P.O. Box 5050, Minot, North Dakota 58702-5050, by calling
(877) 884-5050, or by accessing the SEC's Internet web site (http://www.sec.gov). The Statement of Additional Information is incorporated by reference in this Prospectus. The Table of Contents for the Statement of Additional Information may be found on page 41 of this Prospectus.


THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

     These insurance and investment products:

     o ARE NOT BANK DEPOSITS OR GUARANTEED BY A BANK

     o ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY

     o ARE AFFECTED BY MARKET FLUCTUATIONS AND INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL

     o HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE INVESTMENT FUNDS OFFERED BY THE ALGER AMERICAN FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND II, FIDELITY VARIABLE INSURANCE PRODUCTS FUND III, JANUS ASPEN SERIES, NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, NORTHSTAR GALAXY TRUST, AND OCC ACCUMULATION TRUST.

THE DATE OF THIS PROSPECTUS IS DECEMBER 29, 1999

                               TABLE OF CONTENTS


Definitions..............................................................  4
Summary of Contract Expenses.............................................  6
The Company.............................................................. 13
The Variable Account..................................................... 13
Investments of the Variable Account...................................... 14
 Reinvestment............................................................ 17
 Addition, Deletion or Substitution of Fund Shares....................... 17
Charges Made by the Company.............................................. 18
 Withdrawal Charge (Contingent Deferred Sales Charge).................... 18
 Waiver of Withdrawal Charge for Certain Contracts....................... 19
 Partial Waiver of Withdrawal Charge..................................... 20
 Reduction of Withdrawal Charge.......................................... 21
 Annual Contract Charge.................................................. 21

 Mortality Risk Charge................................................... 21
 Expense Risk Charge..................................................... 22
 Administrative Charge................................................... 22
 Product Charge (For Plus Series Contracts Only)......................... 22

 Sufficiency of Charges.................................................. 22

 Premium and Other Taxes................................................. 22

 Reduction of Charges.................................................... 23
 Expenses of the Funds................................................... 23
Administration........................................................... 23
The Contracts............................................................ 23
 Contract Application and Purchase Payments.............................. 23
 Revocation.............................................................. 24
 Allocation of Purchase Payments......................................... 24
 Accumulation Unit Value................................................. 24

 Net Investment Factor................................................... 24

 Death Benefit Before the Start Date..................................... 25
 Payment of Death Benefit Before the Start Date.......................... 26
 Death Benefit After Start Date.......................................... 26
 Withdrawal (Redemption)................................................. 26
 Systematic Withdrawals.................................................. 27

 Loans Available from Certain Qualified Contracts........................ 28
 Reallocations........................................................... 29
  Written Reallocations.................................................. 29

  Telephone Reallocations................................................ 29

  Automatic Reallocations................................................ 30
  Dollar Cost Averaging Reallocations.................................... 30
  Reallocations from the Fixed Accounts.................................. 31
 Assignments............................................................. 31

 Contract Owner and Beneficiaries........................................ 31

 Contract Inquiries...................................................... 32
Annuity Provisions....................................................... 32
 Start Date.............................................................. 32
 Annuity Payout Selection................................................ 32

 Forms of Annuity Payouts................................................ 32

 Frequency and Amount of Annuity Payouts................................. 33
 Annuity Payouts......................................................... 33
 Sub-Account Annuity Unit Value.......................................... 34
 Assumed Investment Rate................................................. 34
 Partial Annuitization................................................... 34
Federal Tax Status....................................................... 34
 Introduction............................................................ 34

 Tax Status of the Contract.............................................. 35

 Taxation of Annuities................................................... 35

 Transfers, Assignments or Exchanges of a Contract....................... 37
 Withholding............................................................. 37
 Multiple Contracts...................................................... 37
 Taxation of Qualified Plans............................................. 37

 Corporate Pension and Profit.Sharing Plans and H.R. 10 Plans............ 37

 Individual Retirement Annuities......................................... 38
 Tax Sheltered Annuities................................................. 38
 Section 457 Plans....................................................... 38
 Possible Charge for the Company's Taxes................................. 38

 Other Tax Consequences.................................................. 38

 Possible Changes in Taxation............................................ 39
Voting of Fund Shares.................................................... 39
Distribution of the Contracts............................................ 39

Reports to Contract Owners............................................... 39

Legal Proceedings........................................................ 40
Preparing for the Year 2000.............................................. 40
Financial Statements and Experts......................................... 40
Further Information...................................................... 40

Separate Account One Statement of Additional Information Table
 of Contents............................................................. 41
Appendices.............................................................. A-1

DEFINITIONS

ACCUMULATION UNIT. A unit of measure used to determine the Variable Account
     Contract Value.

ANNUITANT. The person whose life determines the annuity payouts payable at the Start Date under a Contract.

ANNUITY PAYOUT DATE. Unless otherwise agreed to by the Company, the first business day of any calendar month in which a Fixed or Variable Annuity Payout is made under a Contract.

ANNUITY UNIT. A unit of measure used to determine the amount of a Variable
     Annuity Payout after the first Variable Annuity Payout.

BENEFICIARY. The person(s) named by the Contract Owner to receive the Death
     Benefit upon the death of the Contract Owner or Annuitant, if applicable, before the Start Date and to receive the balance of annuity payouts, if any, under the annuity payout(s) in effect at the Annuitant's death.

CODE. The Internal Revenue Code of 1986, as amended.

COMPANY. Northern Life Insurance Company, a stock life insurance company incorporated under the laws of the State of Washington.

CONTINGENT BENEFICIARY. The person(s) named to become the Beneficiary if the Beneficiary dies, if applicable.

CONTRACT ANNIVERSARY. The same day and month as the Issue Date each year.

CONTRACT EARNINGS. The Contract Value on any Valuation Date, plus the aggregate
     Purchase Payments withdrawn up to that date, minus the aggregate Purchase Payments made up to that date.

CONTRACT OWNER. The person who controls all the rights and privileges under a Contract.

CONTRACT VALUE. The sum of the Variable Account Contract Value, plus the sum of the Fixed Account A, Fixed Account B, and Fixed Account C Contract Values.

CONTRACT YEAR. Each twelve-month period starting with the Issue Date and each Contract Anniversary thereafter.

DEATH BENEFIT. The amount payable, if any, upon the death before the Start Date of the Contract Owner of a qualified Contract or the Annuitant or Contract Owner in the case of a non-qualified Contract.

DEATH BENEFIT VALUATION DATE. The Valuation Date next following the date the
     Company receives proof of death and an appropriate written request for payment of the Death Benefit from the Beneficiary.

FIXED ACCOUNT A. Part of the general account of the Company, which consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT A CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account A, increased by reallocations made to Fixed Account A (including amounts reallocated to the Loan Account) and interest credited to Fixed Account A, less reallocations out of Fixed Account A, withdrawals from Fixed Account A (including amounts applied to purchase annuity payouts, withdrawal charges and applicable premium taxes) and deductions for the Annual Contract Charge.

FIXED ACCOUNT B. Part of the general account of the Company, which consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT B CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account B, increased by reallocations made to Fixed Account B and interest credited to Fixed Account B, less reallocations out of Fixed Account B, withdrawals from Fixed Account B (including amounts applied to purchase annuity payouts, withdrawal charges and applicable premium taxes) and deductions for the Annual Contract Charge.

FIXED ACCOUNT C. Part of the general account of the Company, which consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT C CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account C, increased by interest credited to Fixed Account C, less reallocations from Fixed Account C (including withdrawal charges and applicable premium taxes), and deductions for the Annual Contract Charge.

FIXED ANNUITY PAYOUT. A series of periodic payments to the Payee which do not vary in amount, are guaranteed as to principal and interest, and are paid from the general account of the Company.

FUND. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests as described herein.

INITIAL PURCHASE PAYMENT TRANSFER DATE. The Initial Purchase Payment Transfer
     Date is the date that is five calendar days after the applicable state free look period, and is generally 16 days after the Contract Date. This may vary by state.

ISSUE DATE. The date on which the Contract is issued as shown on the Contract data page.

LOAN ACCOUNT. The portion, if any, of Contract Value segregated within Fixed
     Account A which is designated as security for a loan under the Contract.

OUTSTANDING LOAN BALANCE. The aggregate value, if any, of all existing loans, plus any accumulated loan interest, less any loan repayments.

PAYEE. The person to whom the Company will make Annuity Payouts.

PURCHASE PAYMENT. A payment made to the Company under a Contract which, if permitted under a Contract includes periodic, single lump sum, rollover and transfer payments.

QUALIFIED PLAN. A retirement plan under Sections 401(a), 403(b), 408, 408A or
     457 of the Code.

SEC. The Securities and Exchange Commission.

SPECIFIED CONTRACT ANNIVERSARY. Each sixth Contract Anniversary.

START DATE. The date on which all of the Contract Value is used to purchase a Fixed and/or Variable Annuity Payout.

SUB-ACCOUNT. A subdivision of the Variable Account available under a Contract which invests in shares of a specific Fund.

SUB-ACCOUNT CONTRACT VALUE. For any Sub-Account, an amount equal to the number of Accumulation Units of that Sub-Account under a Contract when the Sub-Account Contract Value is computed, multiplied by the accumulation unit value for that Sub-Account.

WITHDRAWAL VALUE. The Contract Value less any applicable Withdrawal Charge, any
     Outstanding Loan Balance and in the case of a full withdrawal, less the Annual Contract Charge.

VALUATION DATE. Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Rev. Dr. Martin Luther King, Jr. Day; President's Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day.

VALUATION PERIOD. The period of time between a Valuation Date and the next
     Valuation Date.

VARIABLE ACCOUNT. Separate Account One, which is a separate investment account of the Company.

VARIABLE ACCOUNT CONTRACT VALUE. The sum of all Sub-Account Contract Values under a Contract.

VARIABLE ANNUITY PAYOUT. A series of periodic payments to the Payee which will vary in amount based on the investment performance of the Sub-Accounts selected under a Contract.

SUMMARY OF CONTRACT EXPENSES




CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases .....................................  None
Maximum Withdrawal Charge Transfer Series (a) .........................  6%
Maximum Withdrawal Charge Flex Series (a) .............................  8%
Maximum Withdrawal Charge Retail Series (a) ...........................  7%
Maximum Withdrawal Charge Plus Series (a) .............................  None
Reallocation Charge (b) ...............................................  None
ANNUAL CONTRACT CHARGE (c) ............................................  $30

VARIABLE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average account value)

TRANSFER SERIES, FLEX SERIES AND RETAIL SERIES CONTRACTS
Mortality and Expense Risk Charges ....................................   1.25%
Other Account Fees and Expenses (See "Administrative Charge") .........    .15%
Total Variable Account Annual Expenses ................................   1.40%

PLUS SERIES CONTRACTS

Mortality and Expense Risk Charges ....................................   1.25%
Other Account Fees and Expenses (See "Administrative Charge") .........    .15%
Product Charge (k) ....................................................    .15%
Total Variable Account Annual Expenses ................................   1.55%



     In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see "Premium and Other Taxes."

ANNUAL INVESTMENT FUND EXPENSES AFTER REIMBURSEMENTS (d)*
     (as a percentage of Fund average net assets)

                                                                                                TOTAL
                                                                                              INVESTMENT
                                                            MANAGEMENT                           FUND
                                                            (ADVISORY)                          ANNUAL
                                                              FEES(d)      OTHER EXPENSES      EXPENSE
                                                           ------------   ----------------   -----------
Alger American Growth Portfolio (d) ....................        0.75%            0.04%           0.79%
Alger American Leveraged AllCap Portfolio (d) ..........        0.85%            0.11%           0.96%
Alger American MidCap Growth Portfolio (d) .............        0.80%            0.04%           0.84%
Alger American Small Capitalization Portfolio (d) ......        0.85%            0.04%           0.89%
Fidelity VIP Equity-Income Portfolio (d)(e) ............        0.49%            0.09%           0.58%
Fidelity VIP Growth Portfolio (d)(e) ...................        0.59%            0.09%           0.68%
Fidelity VIP Money Market Portfolio (d) ................        0.20%            0.10%           0.30%
Fidelity VIP II Asset Manager: Growth
 Portfolio (d)(e) ......................................        0.59%            0.14%           0.73%
Fidelity VIP II Contrafund Portfolio (d)(e) ............        0.59%            0.11%           0.70%
Fidelity VIP II Index 500 Portfolio (d)(e) .............        0.24%            0.11%           0.35%
Fidelity VIP II Investment Grade Bond
 Portfolio (d) .........................................        0.43%            0.14%           0.57%
Fidelity VIP III Growth Opportunities
 Portfolio (d)(e) ......................................        0.59%            0.12%           0.71%
Janus Aggressive Growth Portfolio (d)(f) ...............        0.72%            0.03%           0.75%
Janus Growth Portfolio (d)(f) ..........................        0.65%            0.03%           0.68%
Janus International Growth Portfolio (d)(f) ............        0.66%            0.20%           0.86%
Janus Worldwide Growth Portfolio (d)(f) ................        0.65%            0.07%           0.72%
Neuberger Berman Advisers Management Trust
 Limited Maturity Bond Portfolio (d)(g) ................        0.65%            0.11%           0.76%
Neuberger Berman Advisers Management Trust
 Partners Portfolio (d)(g) .............................        0.78%            0.06%           0.84%
Neuberger Berman Advisers Management Trust
 Socially Responsive Portfolio (d)(g)(h) ...............        0.85%            0.65%           1.50%
Northstar Galaxy Trust Emerging Growth
 Portfolio (i) .........................................        0.75%            0.15%           0.90%
Northstar Galaxy Trust Growth + Value Portfolio (i).....        0.75%            0.05%           0.80%
Northstar Galaxy Trust International Value
 Portfolio (i) .........................................        1.00%            0.00%           1.00%
Northstar Galaxy Trust Research Enhanced Index
 Portfolio (i) .........................................        0.75%            0.15%           0.90%
Northstar Galaxy Trust High Yield Bond
 Portfolio (i) .........................................        0.75%            0.05%           0.80%
OCC Equity Portfolio (d)(j) ............................        0.80%            0.14%           0.94%
OCC Global Equity Portfolio (d)(j) .....................        0.80%            0.33%           1.13%
OCC Managed Portfolio (d)(j) ...........................        0.78%            0.04%           0.82%
OCC Small Cap Portfolio (d)(j) .........................        0.80%            0.08%           0.88%

------------------
* The fees and expense information regarding the Funds was provided by the Funds. Except for the Northstar Galaxy Trust, neither the Funds nor their advisers are affiliated with the Company.

EXAMPLES

     If a full withdrawal of the Contract Value is made at the end of the applicable time period, the following expenses on a $1,000 investment, assuming a 5% annual return on assets, would be paid:



                                                          1 YEAR                               3 YEARS
                                           ------------------------------------- ------------------------------------
                                            TRANSFER    FLEX    RETAIL    PLUS    TRANSFER    FLEX    RETAIL    PLUS
                                             SERIES    SERIES   SERIES   SERIES    SERIES    SERIES   SERIES   SERIES
                                           ---------- -------- -------- -------- ---------- -------- -------- -------
Alger American Growth Portfolio ..........     $79       $99      $88      $26      $121      $144     $121    $ 80
Alger American Leveraged AllCap
 Portfolio ...............................      80       100       89       28       126       149      126      85
Alger American MidCap Growth
 Portfolio ...............................      79        99       88       27       123       145      122      82
Alger American Small Capitalization
 Portfolio ...............................      80       100       89       27       124       147      124      83
Fidelity VIP Equity-Income Portfolio .....      77        97       86       24       115       138      114      74
Fidelity VIP Growth Portfolio ............      78        98       86       25       118       141      117      77
Fidelity VIP Money Market Portfolio ......      74        94       83       21       106       130      106      66
Fidelity VIP II Asset Manager:
 Growth Portfolio ........................      78        98       87       26       119       142      119      78
Fidelity VIP II Contrafund Portfolio .....      78        98       86       25       118       142      117      77
Fidelity VIP II Index 500 Portfolio ......      74        94       83       21       108       132      106      65
Fidelity VIP II Investment Grade Bond
 Portfolio ...............................      77        97       86       24       114       138      114      74
Fidelity VIP III Growth Opportunities
 Portfolio ...............................      78        98       87       25       119       142      118      78
Janus Aggressive Growth Portfolio ........      78        98       87       26       120       143      120      79
Janus Growth Portfolio ...................      78        98       87       25       118       141      118      77
Janus International Growth Portfolio .....      79        99       88       27       123       146      123      83
Janus Worldwide Growth Portfolio .........      78        98       87       26       119       142      119      78
Neuberger Berman Advisers
 Management Trust Limited Maturity
 Bond Portfolio ..........................      78        98       87       26       120       143      120      80
Neuberger Berman Advisers
 Management Trust Partners Portfolio .....      79        99       88       27       123       145      122      82
Neuberger Berman Advisers
 Management Trust Socially Responsive
 Portfolio ...............................      86       105       95       33       142       164      142     101
Northstar Galaxy Trust Emerging
 Growth Portfolio ........................      80       100       89       27       124       147      124      84
Northstar Galaxy Trust Growth + Value
 Portfolio ...............................      79        99       88       26       121       144      121      81
Northstar Galaxy Trust International
 Value Portfolio .........................      81       101       90       28       127       150      127      87
Northstar Galaxy Trust Research
 Enhanced Index Portfolio ................      80       100       89       27       124       147      124      84
Northstar Galaxy Trust High Yield
 Bond Portfolio ..........................      79        99       88       26       121       144      121      81
OCC Equity Portfolio .....................      80       100       89       28       126       148      125      85
OCC Global Equity Portfolio ..............      82       102       91       30       131       154      131      91
OCC Managed Portfolio ....................      79        99       88       27       122       145      122      81
OCC Small Cap Portfolio ..................      80        99       89       27       124       147      124      83

                  5 YEARS                                      10 YEARS
-------------------------------------------   ------------------------------------------
 TRANSFER      FLEX      RETAIL      PLUS      TRANSFER      FLEX      RETAIL      PLUS
  SERIES      SERIES     SERIES     SERIES      SERIES      SERIES     SERIES     SERIES
----------   --------   --------   --------   ----------   --------   --------   -------
   $148        $181       $148       $137        $278        $278       $276      $291

    157         189        156        146         295         295        293       307

    151         184        150        140         283         283        281       296

    153         186        153        142         288         288        286       300
    138         171        137        126         257         257        254       269
    143         176        141        131         267         267        263       278
    123         158        123        113         228         228        227       242

    145         178        144        134         272         272        269       284
    144         177        141        131         269         269        263       278
    126         160        122        112         233         233        224       240

    137         171        137        126         256         256        254       269

    144         177        143        133         270         270        267       282
    146         179        146        135         274         274        272       287
    143         176        142        132         267         267        265       280
    152         185        151        141         285         285        283       297
    145         178        144        134         271         271        269       284

    147         180        146        136         275         275        273       288

    151         184        150        140         283         283        281       296

    183         214        182        172         346         346        343       357

    154         186        153        143         289         289        287       301

    149         182        148        138         279         279        277       292

    159         191        158        147         299         299        296       311

    154         186        153        143         289         289        287       301

    149         182        148        138         279         279        277       292
    156         188        155        145         293         293        291       305
    165         197        165        154         311         311        309       323
    150         183        149        139         281         281        279       294
    153         185        152        142         287         287        285       299

If the Contract is annuitized at the end of the applicable time period or if it is not surrendered, the following cumulative expenses on an initial $1,000 investment assuming a 5% annual return would be paid:



                                                          1 YEAR                               3 YEARS
                                           ------------------------------------- ------------------------------------
                                            TRANSFER    FLEX    RETAIL    PLUS    TRANSFER    FLEX    RETAIL    PLUS
                                             SERIES    SERIES   SERIES   SERIES    SERIES    SERIES   SERIES   SERIES
                                           ---------- -------- -------- -------- ---------- -------- -------- -------
Alger American Growth Portfolio ..........     $25       $25      $25      $26       $76       $76      $76    $ 80
Alger American Leveraged AllCap
 Portfolio ...............................      26        26       26       28        81        81       81      85
Alger American MidCap Growth
 Portfolio ...............................      25        25       25       27        78        78       77      82
Alger American Small Capitalization
 Portfolio ...............................      26        26       26       27        79        79       79      83
Fidelity VIP Equity-Income Portfolio .....      23        23       23       24        70        70       69      74
Fidelity VIP Growth Portfolio ............      24        24       23       25        73        73       72      77
Fidelity VIP Money Market Portfolio ......      20        20       20       21        61        61       61      66
Fidelity VIP II Asset Manager:
 Growth Portfolio ........................      24        24       24       26        74        74       74      78
Fidelity VIP II Contrafund Portfolio .....      24        24       23       25        73        73       72      77
Fidelity VIP II Index 500 Portfolio ......      20        20       20       21        63        63       61      65
Fidelity VIP II Investment Grade Bond
 Portfolio ...............................      23        23       23       24        69        69       69      74
Fidelity VIP III Growth Opportunities
 Portfolio ...............................      24        24       24       25        74        74       73      78
Janus Aggressive Growth Portfolio ........      24        24       24       26        75        75       75      79
Janus Growth Portfolio ...................      24        24       24       25        73        73       73      77
Janus International Growth Portfolio .....      25        25       25       27        78        78       78      83
Janus Worldwide Growth Portfolio .........      24        24       24       26        74        74       74      78
Neuberger Berman Advisers
 Management Trust Limited Maturity
 Bond Portfolio ..........................      24        24       24       26        75        75       75      80
Neuberger Berman Advisers
 Management Trust Partners Portfolio .....      25        25       25       27        78        78       77      82
Neuberger Berman Advisers
 Management Trust Socially Responsive
 Portfolio ...............................      32        32       32       33        97        97       97     101
Northstar Galaxy Trust Emerging
 Growth Portfolio ........................      26        26       26       27        79        79       79      84
Northstar Galaxy Trust Growth + Value
 Portfolio ...............................      25        25       25       26        76        76       76      81
Northstar Galaxy Trust International
 Value Portfolio .........................      27        27       27       28        82        82       82      87
Northstar Galaxy Trust Research
 Enhanced Index Portfolio ................      26        26       26       27        79        79       79      84
Northstar Galaxy Trust High Yield
 Bond Portfolio ..........................      25        25       25       26        76        76       76      81
OCC Equity Portfolio .....................      26        26       26       28        81        81       80      85
OCC Global Equity Portfolio ..............      28        28       28       30        86        86       86      91
OCC Managed Portfolio ....................      25        25       25       27        77        77       77      81
OCC Small Cap Portfolio ..................      26        26       26       27        79        79       79      83

                  5 YEARS                                      10 YEARS
-------------------------------------------   ------------------------------------------
 TRANSFER      FLEX      RETAIL      PLUS      TRANSFER      FLEX      RETAIL      PLUS
  SERIES      SERIES     SERIES     SERIES      SERIES      SERIES     SERIES     SERIES
----------   --------   --------   --------   ----------   --------   --------   -------
   $130        $130       $130       $137        $278        $278       $276      $291

    139         139        138        146         295         295        293       307

    133         133        132        140         283         283        281       296

    135         135        135        142         288         288        286       300
    120         120        119        126         257         257        254       269
    125         125        123        131         267         267        263       278
    105         105        105        113         228         228        227       242

    127         127        126        134         272         272        269       284
    126         126        123        131         269         269        263       278
    108         108        104        112         233         233        224       240

    119         119        119        126         256         256        254       269

    126         126        125        133         270         270        267       282
    128         128        128        135         274         274        272       287
    125         125        124        132         267         267        265       280
    134         134        133        141         285         285        283       297
    127         127        126        134         271         271        269       284

    129         129        128        136         275         275        273       288

    133         133        132        140         283         283        281       296

    165         165        164        172         346         346        343       357

    136         136        135        143         289         289        287       301

    131         131        130        138         279         279        277       292

    141         141        140        147         299         299        296       311

    136         136        135        143         289         289        287       301

    131         131        130        138         279         279        277       292
    138         138        137        145         293         293        291       305
    147         147        147        154         311         311        309       323
    132         132        131        139         281         281        279       294
    135         135        134        142         287         287        285       299

------------------

(a) The Withdrawal Charge for Transfer Series Contracts applies to each Purchase Payment. The Withdrawal Charge is 6% in the Contract Year a Purchase Payment is received by the Company and the Contract Year immediately following. It decreases to 0% beginning the sixth year after a Purchase Payment was received by the Company. For Flex Series Contracts, the Withdrawal Charge is based on Contract Years. It decreases from 8% in the first three Contract Years to 0% after the tenth Contract Year. The Withdrawal Charge for Retail Series Contracts applies to each Purchase Payment. The Withdrawal Charge is 7% in the Contract Year a Purchase Payment is received by the Company and the Contract Year immediately following. It decreases to 0% beginning the sixth year after a Purchase Payment was received by the Company. There is no Withdrawal Charge for Plus Series Contracts. For Transfer Series, Flex Series and Retail Series Contracts, there are certain situations when amounts may be withdrawn free of any Withdrawal Charge or the Withdrawal Charge may be reduced or waived. For more information on the Withdrawal Charge, see "Withdrawal Charge (Contingent Deferred Sales Charge)." The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. For more information on the processing fee, see "Withdrawal Charge (Contingent Deferred Sales Charge)."


(b) The Company currently does not assess a charge on reallocations between Sub-Accounts or to or from the Fixed Accounts, although the Company reserves the right to assess a charge not to exceed $25 per each reallocation.


(c) The Company currently deducts an Annual Contract Charge of $30 from the Contract Value, but reserves the right to waive the charge when the Contract Value meets specified conditions, for example, if the Contract Value exceeds $25,000 for Transfer Series Contracts, Flex Series Contracts or Retail Series Contracts, or for Plus Series Contracts, when the Contract Value exceeds $50,000. For Retail Series Contracts, we also reserve the right to waive this charge where the annual purchase payments, less any cumulative partial surrenders equal or exceed $5,000.


(d) The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and by certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, recordkeeping, and in some cases, distribution, and other services provided by the Company and its affiliates to Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one fund company to another.

(e) A portion of the brokerage commissions that certain Portfolios pay was used to reduce Portfolio expenses. In addition, certain Portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.57% for VIP Equity-Income Portfolio, 0.66% for VIP Growth Portfolio, 0.72% for VIP II Asset Manager: Growth Portfolio, 0.66% for VIP II Contrafund Portfolio, 0.28% for VIP II Index 500 Portfolio, and 0.70% for VIP III Growth Opportunities Portfolio.

(f) The fees and expenses in the table above are based on net expenses after expense offset arrangements for the fiscal year ended December 31, 1998. The information is net of fee reductions from Janus Capital. Fee reductions for the Aggressive Growth, Growth, International Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the Management Fee and then against Other Expenses. Without such reductions, the Management Fee, Other Expenses and Total Investment Fund Annual Expenses for the Shares would have been 0.72%, 0.03%, and 0.75% for Aggressive Growth Portfolio; 0.72%, 0.03%, and 0.75% for Growth Portfolio; 0.75%, 0.20%, and 0.95% for International Growth Portfolio; and 0.67%, 0.07% and 0.74% for Worldwide Growth Portfolio. Janus Capital has agreed to continue these fee reductions until at least the next annual renewal of the advisory agreement.

(g) Neuberger Berman Advisers Management Trust is comprised of separate Portfolios, the following of which are available as funding options under the contract: Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio ("Portfolio series"). Unlike the other funding options available under the contract, each of the Portfolio series invests all of its net investable assets in AMT Limited Maturity Bond Investments, AMT Partners Investments and AMT Socially Responsive Investments, respectively, of Advisers Managers Trust ("Investment series"). The Investment series in turn, invest directly in securities. For a more complete discussion of this structure, please see the prospectus for Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio. Please note that the figures reported under "Management Fees" and "Other Expenses" include the aggregate of (i) the management fees paid by the Investment series, (ii) the administration fees paid by the Portfolio series, and (iii) all other expenses in the aggregate for the Investment series and Portfolio series, respectively.

(h) Neuberger Berman Management Inc. ("NBMI") has undertaken to reimburse the Socially Responsive Portfolio for certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transactions costs, that exceed in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The Socially Responsive Portfolio had not commenced operations as of December 31, 1998, and therefore these expense figures are estimated. Estimated expenses are expected to be 2.50% for the fiscal period ending December 31, 1999, prior to the reimbursement. The expense reimbursement policy is subject to termination upon 60 days' written notice after April 30, 2000.

   There can be no assurance that this policy will be continued. See "Expense Limitation" in the Socially Responsive Portfolio prospectus for further information.

(i)The fee and expense information for the Northstar Galaxy Trust Emerging Growth Portfolio and International Value Portfolio has been restated to reflect current fees and expenses effective November 9, 1998. The fee and expense information for the Northstar Galaxy Trust Research Enhanced Index Portfolio has been restated to reflect current fees and expenses effective April 30, 1999.

   The investment adviser to the Northstar Galaxy Trust has agreed to reimburse the Growth + Value Portfolio and High Yield Bond Portfolio for any expenses in excess of 0.80% of each Portfolio's average daily net assets. It also has agreed to reimburse the Emerging Growth Portfolio, International Value Portfolio and Research Enhanced Index Portfolio for expenses in excess of .90%, 1.00% and 0.90%, respectively. In the absence of these expense reimbursements, the Total Investment Fund Annual Expenses that would have been paid by each Portfolio during its fiscal year ended December 31, 1998 would have been: Emerging Growth Portfolio: 1.14%; Growth + Value
   Portfolio: 1.02%; International Value Portfolio: 1.68%; Research Enhanced Index Portfolio: 1.29%; and High Yield Bond Portfolio: 1.23%. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.

   The Northstar Galaxy Trust Emerging Growth Portfolio (formerly the Northstar Galaxy Trust Income and Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation. The Northstar Galaxy Trust Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.


(j) The Management Fees reflect effective management fees after taking into effect any waiver. Other Expenses are shown net of expense offsets afforded the Portfolios. Total Investment Fund Annual Expenses for the Equity, Small Cap and Managed Portfolios are contractually limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Total Investment Fund Annual Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets (net of expense offsets).

(k) The Product Charge for Plus Series Contracts is equal to an annual rate of .15% of the average daily Variable Account Contract Value. This charge is made monthly and is deducted from Sub-Accounts of the Variable Account or, if there is no Variable Account Contract Value as of the date of the deduction, from the Fixed Account Contract Value. If there is no Variable Account Contract Value for an entire month prior to the date of the deduction, the Product Charge is waived for that month.


     THE EXAMPLES SHOWN IN THE TABLE ABOVE SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE.

     The purpose of this table is to assist a Contract Owner in understanding the various costs and expenses that a Contract Owner will bear either directly or indirectly. The table reflects the anticipated expenses of the Variable Account as well as the actual expenses of the Funds. The $30 Annual Contract Charge is reflected as an annual percentage charge in this table based on the anticipated average net assets in the Variable Account and Fixed Account, which translates into a charge equal to an annual rate of 0.252% of the Variable Account and Fixed Account values.


THE COMPANY
     The Company, organized in 1906, is a stock life insurance company incorporated under the laws of the State of Washington. The Company is an indirect, wholly-owned subsidiary of ReliaStar Financial Corp., a publicly-traded holding company incorporated under the laws of the State of Delaware, whose subsidiaries specialize in the life insurance and related financial services businesses. The Company offers individual and group annuity contracts. The Company is admitted to do business in the District of Columbia and all states except New York. Its Home Office is at 1501 Fourth Avenue, Suite 1000, Seattle, Washington 98101-3620.

     The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


THE VARIABLE ACCOUNT
     The Variable Account is a separate account of the Company established under the insurance laws of the State of Washington on March 22, 1994. The Company has complete ownership and control of the assets in the Variable Account, but these assets are held separately from the Company's other assets and are not part of the Company's general account.

     The portion of the assets of the Variable Account equal to its reserves and other Contract liabilities will not be chargeable with liabilities arising out of any other business of the Company. The income, gains and losses, realized or unrealized, from assets allocated to the Variable Account will be credited to or charged against the Variable Account, without regard to the other income, gains, or losses of the Company.

     The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, the Company or the Funds.

     Purchase Payments allocated to the Variable Account are allocated to one or more Sub-Accounts selected by the Contract Owner. Each Sub-Account invests in shares of a specific Fund at net asset value. The future Variable Account Contract Value will depend, primarily, on the investment performance of the Funds whose shares are held in the Sub-Accounts.

INVESTMENTS OF THE VARIABLE ACCOUNT
     When a Contract is applied for, the Contract Owner may elect to have Purchase Payments allocated to one or more of the available Sub-Accounts. Purchase Payments allocated to one or more Sub-Accounts will be invested in shares of one or more of the Funds at net asset value. The Variable Account Contract Value and the amount of Variable Annuity Payouts will vary, primarily based on the investment performance of the Funds whose shares are held in the Sub-Accounts selected. The Contract Owner may also, subject to the limits discussed below, change a Purchase Payment allocation for future Purchase Payments and may reallocate all or part of any Sub-Account Contract Value to another Sub-Account that invests in shares of another Fund.

     There are currently twenty-eight Sub-Accounts, each of which invests in shares of one of the Funds. The Company reserves the right, subject to compliance with applicable law, to offer additional Sub-Accounts, each of which could invest in a new fund with a specified investment objective.


     A Contract Owner is limited to participating in a maximum of sixteen Sub-Accounts over the lifetime of the Contract. The Contract Owner would not be required to select the Sub-Accounts in advance, but upon reaching participation in sixteen Sub-Accounts since issue of the Contract, the Contract Owner would only be able to transfer within the sixteen Sub-Accounts already selected and which are still available under the Variable Account. For example, assume a Contract Owner selects six Sub-Accounts. Later, the Contract Owner transfers out of all of the six initial selections and chooses ten different Sub-Accounts, none of which are the same as the original six selections. The Contract Owner has now used the maximum selection of sixteen Sub-Accounts. The Contract Owner may still allocate Purchase Payments or transfer Contract Values among any of the sixteen Sub-Accounts that were previously selected. However, the Contract Owner may not allocate funds to the remaining Sub-Accounts at any time. A Contract Owner may transfer partial or complete Contract Values from the Variable Account to Fixed Accounts A and B for Flex Series, Transfer Series and Retail Series Contracts, and to Fixed Account A for Plus Series Contracts, at any time.

   The Funds currently offered are described below.



                               INVESTMENT FUNDS



                                                ADVISER/
     FUND GROUP              FUND              SUBADVISER     MONEY MARKET   FIXED INCOME   GROWTH & INCOME
=============================================================================================================
        The          Alger American        Fred Alger
       Alger        Growth Portfolio       Management, Inc.
      American
        Fund
                    -----------------------------------------------------------------------------------------
                     Alger American           Fred Alger
  New York, N.Y.    Leveraged AllCap       Management, Inc.
                        Portfolio
                    -----------------------------------------------------------------------------------------
                     Alger American           Fred Alger
                      MidCap Growth        Management, Inc.
                        Portfolio
                    -----------------------------------------------------------------------------------------
                     Alger American           Fred Alger
                    Small Capitalization   Management, Inc.
                          Portfolio

=============================================================================================================
      Fidelity               VIP               Fidelity
   Investments(R)       Equity-Income         Management                                           X
                          Portfolio           & Research
   Boston, Mass.                                Company
                    -----------------------------------------------------------------------------------------
                         VIP Growth            Fidelity
                          Portfolio           Management
                                              & Research
                                                Company
                    -----------------------------------------------------------------------------------------
                             VIP               Fidelity
                        Money Market          Management           X
                          Portfolio           & Research
                                                Company
                    -----------------------------------------------------------------------------------------
                        VIP II Asset           Fidelity
                       Manager: Growth        Management
                          Portfolio           & Research
                                                Company
                    -----------------------------------------------------------------------------------------
                           VIP II              Fidelity
                         Contrafund           Management
                          Portfolio           & Research
                                                Company
                    -----------------------------------------------------------------------------------------
                           VIP II              Fidelity
                          Index 500           Management                                           X
                          Portfolio           & Research
                                                Company
                    -----------------------------------------------------------------------------------------
                           VIP II              Fidelity
                      Investment Grade        Management                           X
                       Bond Portfolio         & Research
                                                Company
                    -----------------------------------------------------------------------------------------
      Fidelity             VIP III             Fidelity
   Investments(R)          Growth             Management
  is a registered       Opportunities         & Research
    trademark of          Portfolio             Company
     FMR Corp.
=============================================================================================================



[WIDE TABLE CONTINUED FROM ABOVE]


                                                                                                           PRIMARY
     FUND GROUP     INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH        OBJECTIVES              INVESTMENTS
===========================================================================================================================
        The                                       X                        Long-term capital        Equity securities of
       Alger                                                                  appreciation            large companies
      American
        Fund        -------------------------------------------------------------------------------------------------------
                                                               X           Long-term capital        Equity securities of
  New York, N.Y.                                                              appreciation         companies of any size
                    -------------------------------------------------------------------------------------------------------
                                                                           Long-term capital      Equity securities within
                                                  X                           appreciation            the range of S&P
                                                                                                      MidCap 400 Index
                    -------------------------------------------------------------------------------------------------------
                                                               X           Long-term capital      Equity securities within
                                                                              appreciation       the range of Russell 2000
                                                                                                   Growth or S&P SmallCap
                                                                                                        600 Indexes
===========================================================================================================================
      Fidelity                                                                 Reasonable             Income-producing
   Investments(R)                                                               income;            equity securities and
                                                                             also considers           debt obligations
   Boston, Mass.                                                             potential for
                                                                                capital
                                                                              appreciation
                    -------------------------------------------------------------------------------------------------------
                                                  X                             Capital                Common stocks
                                                                              appreciation
                    -------------------------------------------------------------------------------------------------------
                                                                             High level of        U.S. dollar-denominated
                                                                             current income       money market securities
                                                                            consistent with
                                                                            preservation of
                                                                              capital and
                                                                               liquidity
                    -------------------------------------------------------------------------------------------------------
                                         X                                  Maximum total           Stocks, bonds, and
                                                                            return over the         short-term and money
                                                                               long term             market instruments
                    -------------------------------------------------------------------------------------------------------
                                                  X                             Capital                Securities of
                                                                              appreciation         companies whose value
                                                                                                    the adviser believes
                                                                                                  is not fully recognized
                                                                                                       by the public
                    -------------------------------------------------------------------------------------------------------
                                                                           Total return that          Common stocks of
                                                                           corresponds to that            S&P 500
                                                                             of S&P 500 Index
                    -------------------------------------------------------------------------------------------------------
                                                                               High current           Investment-grade
                                                                            income consistent        intermediate fixed
                                                                            with preservation            securities
                                                                                of capital
                    -------------------------------------------------------------------------------------------------------
      Fidelity                                    X                           Capital growth           Common stocks
   Investments(R)
  is a registered
    trademark of
     FMR Corp.
===========================================================================================================================

                                           ADVISER/
    FUND GROUP            FUND            SUBADVISER     MONEY MARKET   FIXED INCOME   GROWTH & INCOME
=======================================================================================================
       Janus         Aspen Series            Janus
                      Aggressive            Capital
   Denver, Colo.   Growth Portfolio       Corporation
                   -------------------------------------------------------------------------------------
                     Aspen Series            Janus
                   Growth Portfolio         Capital
                                          Corporation
                   -------------------------------------------------------------------------------------
                     Aspen Series            Janus
                     International          Capital
                   Growth Portfolio       Corporation
                   -------------------------------------------------------------------------------------
                     Aspen Series            Janus
                       Worldwide            Capital
                   Growth Portfolio       Corporation
========================================================================================================
     Neuberger         Advisers            Neuberger
       Berman      Management Trust         Berman
                        Limited        Management Inc./                       X
                     Maturity Bond         Neuberger
                       Portfolio            Berman,
                                              LLC
                   -------------------------------------------------------------------------------------
  New York, N.Y.       Advisers            Neuberger
                   Management Trust         Berman
                       Partners        Management Inc./
                       Portfolio           Neuberger
                                            Berman,
                                              LLC
                   -------------------------------------------------------------------------------------
                       Advisers            Neuberger
                   Management Trust         Berman
                       Socially        Management Inc./
                      Responsive           Neuberger
                       Portfolio            Berman,
                                              LLC
========================================================================================================
     Northstar         Emerging            Northstar
                   Growth Portfolio       Investment
 Stamford, Conn.                          Management
                                          Corporation
                   -------------------------------------------------------------------------------------
                    Growth + Value         Northstar
                       Portfolio          Investment
                                          Management
                                         Corporation/
                                        Navellier Fund
                                       Management, Inc.
                   -------------------------------------------------------------------------------------
                     International         Northstar
                    Value Portfolio       Investment
                                          Management
                                         Corporation/
                                            Brandes
                                          Investment
                                        Partners, L.P.
                   -------------------------------------------------------------------------------------
                       Research            Northstar
                       Enhanced           Investment
                    Index Portfolio       Management
                                         Corporation/
                                          J.P. Morgan
                                          Investment
                                        Management Inc.
                   -------------------------------------------------------------------------------------
                      High Yield           Northstar
                       Portfolio          Investment                          X
                                          Management
                                          Corporation
========================================================================================================


[WIDE TABLE CONTINUED FROM ABOVE]


                                                                                                        PRIMARY
    FUND GROUP     INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH       OBJECTIVES             INVESTMENTS
========================================================================================================================
       Janus                                                     X          Long-term growth    Nondiversified portfolio
                                                                                   of               of common stocks
   Denver, Colo.                                                                 capital
                   -----------------------------------------------------------------------------------------------------
                                                 X                          Long-term capital      Diversified common
                                                                                 growth                  stocks
                   -----------------------------------------------------------------------------------------------------
                         X                                                  Long-term capital      Foreign issuers of
                                                                                 growth              common stocks
                   -----------------------------------------------------------------------------------------------------
                         X                                                  Long-term capital     Foreign and domestic
                                                                                 growth              common stocks
========================================================================================================================
     Neuberger                                                              Highest available    Short-to-intermediate
       Berman                                                                current income      term investment-grade
                                                                             consistent with        debt securities
                                                                            liquidity and low
                                                                           risk to principal;
                                                                            total return is a
                                                                             secondary goal
                   -----------------------------------------------------------------------------------------------------
  New York, N.Y.                                 X                          Growth of capital       Common stocks of
                                                                                                    medium-to-large
                                                                                                     capitalization
                                                                                                       companies
                   -----------------------------------------------------------------------------------------------------
                                                 X                              Long-term           Common stocks of
                                                                            growth of capital       medium-to-large
                                                                              by investing           capitalization
                                                                              primarily in             companies
                                                                             companies that
                                                                           meet financial and
                                                                             social criteria
========================================================================================================================
     Northstar                                   X                          Long-term capital        Common stocks
                                                                              appreciation
                   -----------------------------------------------------------------------------------------------------
 Stamford, Conn.
                                                                 X               Capital           Equity securities
                                                                              appreciation
                                                                             by investing in
                                                                              a diversified
                                                                              portfolio of
                                                                            equity securities
                   -----------------------------------------------------------------------------------------------------
                         X                                                  Long-term capital    International equities
                                                                              appreciation
                   -----------------------------------------------------------------------------------------------------
                                                 X                               Capital             Common stocks
                                                                              appreciation
                   -----------------------------------------------------------------------------------------------------
                                                                           High current yield       High-yield bonds
                                                                               and capital
                                                                              appreciation
========================================================================================================================

                                       ADVISER/
    FUND GROUP           FUND         SUBADVISER  MONEY MARKET   FIXED INCOME   GROWTH & INCOME
=================================================================================================
       OCC         OCC Accumulation      OpCap
                     Trust Equity      Advisors
 New York, N.Y.        Portfolio
                  -------------------------------------------------------------------------------
                   OCC Accumulation      OpCap
                     Trust Global      Advisors
                       Portfolio
                  -------------------------------------------------------------------------------
                   OCC Accumulation      OpCap
                     Trust Managed     Advisors
                       Portfolio
                  -------------------------------------------------------------------------------
                   OCC Accumulation      OpCap
                      Trust Small      Advisors
                     Cap Portfolio
=================================================================================================


[WIDE TABLE CONTINUED FROM ABOVE]


                                                                                                     PRIMARY
    FUND GROUP    INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH       OBJECTIVES           INVESTMENTS
===================================================================================================================
       OCC                                      X                         Long-term capital  Securities of
                                                                             appreciation     undervalued
 New York, N.Y.                                                                                companies
                  -------------------------------------------------------------------------------------------------
                        X                                                 Long-term capital  Global investments in
                                                                             appreciation      equity securities
                  -------------------------------------------------------------------------------------------------
                                                X                         Growth of capital      Common stocks,
                                                                                                 bonds and cash
                                                                                                  equivalents
                  -------------------------------------------------------------------------------------------------
                                                            X                  Capital        Equity securities of
                                                                             appreciation    companies under
                                                                                             $1 billion
===================================================================================================================

     You should read the prospectuses of the Funds for more detailed information and particularly, a more thorough explanation of investment objectives of the Funds. THE FUND PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS OR REALLOCATIONS AMONG THE SUB-ACCOUNTS. There is no assurance that any Fund will achieve its investment objective(s). There is a possibility that one Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.

     The Funds are available to registered separate accounts of insurance companies, other than the Company, offering variable annuity Contracts and variable life insurance policies. The Company currently does not foresee any disadvantages to Contract Owners resulting from the Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict may arise between Contract Owners whose Contract Values are allocated to the Variable Account and the Contract Owners of variable life insurance policies and variable annuity Contracts issued by the Company or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict the Company will take any necessary steps, including removing the Variable Account's investment in the Fund, to resolve the matter. The Board of Directors or Trustees of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.


REINVESTMENT
     The Funds described above have as a policy the distribution of income, dividends and capital gains. However, under the Contracts described in this Prospectus there is an automatic reinvestment of such distributions.


ADDITION, DELETION OR SUBSTITUTION OF FUND SHARES
     The Company, in its sole discretion, reserves the following rights:

   o The Company may add to, delete from or substitute shares that may be purchased for or held in the Variable Account. The Company may establish additional Sub-Accounts, each of which would invest in shares of a new portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by the Company.

   o The Company may, in its sole discretion, eliminate one or more Sub-Accounts, or close Sub-Accounts to new premium or transfers, if marketing, tax considerations or investment conditions warrant.

   o If the shares of a Fund are no longer available for investment or if in the Company's judgment further investment in a Fund should become inappropriate in view of the purposes of the Variable Account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.

     o The Company may, if it deems it to be in the best interests of Contract Owners and Annuitants:
          -- manage the Variable Account as a management investment company under the 1940 Act;
          -- deregister the Variable Account under the 1940 Act if registration is no longer required;
          -- combine the Variable Account with other separate account(s) of the Company; or
          -- reallocate assets of the Variable Account to another Separate Account.

     o Restrict or eliminate any voting privileges of Contract Owners or other persons who have voting privileges as to the Variable Account.

     o    Make any changes required by the 1940 Act.

     o In the event any of the foregoing changes or substitutions are made, the Company may endorse the Contracts to reflect the change or substitution.

     The Company's reservation of rights is expressly subject to the following when required:

     o    Applicable Federal and state laws and regulations.

     o    Notice to Contract Owners.

     o    Approval of the SEC and/or state insurance authorities.


CHARGES MADE BY THE COMPANY

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     No deduction for a sales charge is made from Purchase Payments. However, if part or all of the Purchase Payments made under Transfer Series Contracts or Retail Series Contracts, or part or all of Contract Value under Flex Series Contracts, are withdrawn, a Withdrawal Charge (Contingent Deferred Sales Charge) may be made by the Company. There is no Withdrawal Charge for withdrawals from Plus Series Contracts.


     Withdrawal Charges are deducted from the amount being withdrawn and are considered a part of the withdrawal.

     The Withdrawal Charge is intended to reimburse the Company for expenses relating to the sale of the Contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.


     TRANSFER SERIES CONTRACTS. For purposes of determining Withdrawal Charges, withdrawals will be taken first from Purchase Payments on a first-in, first-out basis, then from Contract Earnings as of the Valuation Date next following the date of the Company's receipt of the withdrawal request.

      The Withdrawal Charge for full or partial withdrawal is determined by multiplying the amount of each Purchase Payment withdrawn that is not eligible for a free withdrawal, by the applicable Withdrawal Charge percentage as set forth in the following table:





                           TRANSFER SERIES CONTRACTS
                      WITHDRAWAL CHARGE PERCENTAGE TABLE
             -----------------------------------------------------
                   CONTRACT YEAR OF
                   WITHDRAWAL MINUS         WITHDRAWAL CHARGE AS A
              CONTRACT YEAR OF PURCHASE       PERCENTAGE OF EACH
                       PAYMENT                 PURCHASE PAYMENT
             ---------------------------   -----------------------
                          0                           6%
                          1                           6
                          2                           5
                          3                           5
                          4                           4
                          5                           2
                     6 and later                      0

     RETAIL SERIES CONTRACTS. For purposes of determining Withdrawal Charges, withdrawals will be taken first from Contract Earnings as of the Valuation Date next following the date of the Company's receipt of the withdrawal request, then from Purchase Payments on a first-in, first-out basis.

     The Withdrawal Charge for full or partial withdrawal is determined by multiplying the amount of each Purchase Payment withdrawn that is not eligible for a free withdrawal, by the applicable Withdrawal Charge percentage as set forth in the following table:





                            RETAIL SERIES CONTRACTS
                      WITHDRAWAL CHARGE PERCENTAGE TABLE
             -----------------------------------------------------
                   CONTRACT YEAR OF
                   WITHDRAWAL MINUS         WITHDRAWAL CHARGE AS A
              CONTRACT YEAR OF PURCHASE       PERCENTAGE OF EACH
                       PAYMENT                 PURCHASE PAYMENT
             ---------------------------   -----------------------
                          0                           7%
                          1                           7
                          2                           6
                          3                           5
                          4                           4
                          5                           2
                     6 and later                      0


     For Qualified Retail Series Contracts, the Withdrawal Charge will be zero after the twelfth Contract Year.

     FLEX SERIES CONTRACTS. If a Flex Series Contract is withdrawn in full or in part before the eleventh Contract Year, the Company may deduct a Withdrawal Charge from the Contract Value. The Withdrawal Charge is determined by multiplying the Contract Value subject to the charge by the applicable Withdrawal Charge percentage as set forth in the following table:


              CONTRACT YEAR     WITHDRAWAL CHARGE
             ---------------   ------------------
                    1                  8%
                    2                  8
                    3                  8
                    4                  7
                    5                  6
                    6                  5
                    7                  4
                    8                  3
                    9                  2
                    10                 1
                    11                 0

WAIVER OF WITHDRAWAL CHARGE FOR CERTAIN CONTRACTS
     For Contracts which are Qualified Plans under Section 457 of the Code, we will waive the Withdrawal Charge on full and partial withdrawals you request anytime while this Contract is in force if:

     o    The Annuitant separates from service with the Contract Owner;

     o    The Annuitant dies;

     o    The Annuitant becomes permanently and totally disabled as defined in
          Section 22(e)(3) of the Code;

     o The Annuitant demonstrates a financial hardship, as defined in Section 457(d)(1)(iii) of the Code and Treasury Regulations thereunder; or

     o    Minimum distributions from the Contract must be made as required by
          Section 457(d)(2) of the Code.

     Withdrawals requested because of the death of the Annuitant (or the Owner for a Retail Series Contract) will be paid to the Beneficiary(ies) designated in the Contract, or if none, to the Annuitant's

(or the Owner's for a Retail Series Contract) estate. All other withdrawals requested hereunder will be paid to the Annuitant.

     We reserve the right to receive written proof from the Contract Owner that the requirements for waiver of the Withdrawal Charge are met before we waive such charge. Total or partial withdrawals may be subject to income taxes and a 10% tax penalty. You should consult your tax advisor before making a withdrawal.


PARTIAL WAIVER OF WITHDRAWAL CHARGE

     TRANSFER SERIES AND FLEX SERIES. During any 12-month period, the Contract Owner may withdraw a portion of the Contract Value without a Withdrawal Charge. The 12-month period begins with the Contract Owner's first withdrawal. For the first withdrawal, the amount available without a Withdrawal Charge will be determined on the date of the requested withdrawal and will be the greater of:

     o    10% of the Contract Value less any Outstanding Loan Balance; or

     o For Transfer Series Contracts, the Purchase Payments remaining which are no longer subject to a Withdrawal Charge, and for Flex Series Contracts, the Contract Value no longer subject to a Withdrawal Charge.

     We call this amount the "Free Surrender Amount."

     If the first withdrawal equals the Free Surrender Amount, other withdrawals during the 12-month period are subject to the Withdrawal Charge. If the first withdrawal exceeds the Free Surrender Amount, the excess is subject to the Withdrawal Charge, as are all other Withdrawals requested during the 12-month period.

     If the first withdrawal is less than the Free Surrender Amount, the Company will keep track of the unused portion of the Free Surrender Amount for the 12-month period. The unused portion of the Free Surrender Amount may be applied against no more than three (3) additional withdrawals during the 12-month period.

     The unused portion of the Free Surrender Amount available for withdrawal will be computed by the Company on the date of any withdrawal request made after the first withdrawal in the 12-month period and will be based upon:


                       10% x [(Greater of A or B) - C] D


   Where:

     A= Contract Value on the date of the first withdrawal in the 12-month period;

     B= Contract Value on the date of the withdrawal request;

     C= Outstanding Loan Balance on the date of the withdrawal request; and

     D= Any prior withdrawals made during the same 12-month period.


     RETAIL SERIES. For Retail Series Contracts, during any Contract Year, the Contract Owner may withdraw a portion of the Contract Value without a Withdrawal Charge. For each Contract Year, the amount available without a Withdrawal Charge will be determined on the date of the requested withdrawal and will be the greater of:


     o    Earnings; or

     o 10% of Purchase Payments, as of the last Contract Anniversary, subject to the Withdrawal Charge.

This amount can be taken in up to four withdrawals per Contract Year. We call this the "Free Surrender Amount." If the first withdrawal exceeds this amount, the excess is subject to the Withdrawal Charge. If the first withdrawal equals the Free Surrender Amount, other withdrawals during the Contract Year may be subject to the Withdrawal Charge, although Contract Earnings are always available without being subject to the Withdrawal Charge.

     If the first withdrawal is less than the Free Surrender Amount, the Company will keep track of the unused portion of the Free Surrender Amount for the Contract Year. The unused portion of the Free

Surrender Amount may be applied against no more than three (3) additional withdrawals during the Contract Year, and Contract Earnings are always available without being subject to the Withdrawal Charge.

     The unused portion of the Free Surrender Amount available for withdrawal will be computed by the Company on the date of any withdrawal request made during the Contract Year and will be based upon:


                            [Greater of A or B] - C


   Where:


     A= Earnings;

     B= 10% of Purchase Payments subject to Withdrawal Charges as of the beginning of the Contract Year; and

     C= Any prior withdrawals made during the same Contract Year period.


     GENERAL INFORMATION. The Withdrawal Charges described above will be waived in the event of the death of the Contract Owner or in the case of a non-qualified Contract, the death of the Annuitant. In addition, for Contracts qualified under Section 403(b) of the Code only, Withdrawal Charges may be waived under certain circumstances.

     The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the amount withdrawn or $25.

     Withdrawals may be subject to a 10% federal penalty tax if made by the Contract Owner before age 591/2. (See "Taxation of Annuities.")

     Contracts purchased as "tax sheltered annuities," and Contracts purchased under state optional retirement programs are subject to certain withdrawal restrictions. (See "Withdrawal (Redemption).")


REDUCTION OF WITHDRAWAL CHARGE

     The Company may, at its option, provide a reduction in the Withdrawal Charge for specific classes of Contract purchasers. Currently, the Company provides a reduced Withdrawal Charge for purchasers of Tax Sheltered Annuities issued pursuant to Section 403(b) of the Code to employees of certain school districts which, in the judgment of the Company, have provided cost reduction benefits to the Company in the distribution of its contracts. For such purchasers, the Withdrawal Charge on Flex Series Contracts is reduced to 5% in each of the first five Contract Years. The Withdrawal Charge on Transfer Series Contracts is reduced to 5% in each of the first two Contract Years following receipt of a Purchase Payment.



ANNUAL CONTRACT CHARGE

     On each Contract Anniversary prior to the Start Date, the Company deducts an Annual Contract Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the Contract, the Variable Account and the Sub-Accounts. The Company will not increase the Annual Contract Charge. The Company reserves the right to waive the Annual Contract Charge where the Contract Value meets specified conditions, for example if the Contract Value exceeds $25,000 for Flex Series, Transfer Series or Retail Series Contracts. The Company reserves the right to waive the Annual Contract Charge for Plus Series Contracts when the Contract Value meets specified conditions, for example if the Contract Value exceeds $50,000. For Retail Series Contracts, the Company also waives this charge where the Annual Purchase Payments, less any withdrawals, equal or exceed $5,000. However, the Company reserves the right to reinstate the Charge on Contracts qualifying for the waiver. For all Contract Values, in any Contract Year when a full withdrawal of Contract Value is made on other than the Contract Anniversary, the Annual Contract Charge will be deducted at the time of such withdrawal.


MORTALITY RISK CHARGE
     The Variable Annuity Payouts made to Annuitants will vary in accordance with the investment performance of the Sub-Accounts selected by the Contract Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving Variable Annuity Payouts. The Company assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed.

     To compensate the Company for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Start Date may receive amounts in excess of the then current Contract Value, the Company deducts a Mortality Risk Charge from the Variable Account Contract Value. (See "Death Benefit Before Start Date.") This deduction is made daily in an amount that is equal to an annual rate of .85% of the daily Contract Values under the Variable Account. The Company may not increase the rate charged for the Mortality Risk Charge under any Contract.


EXPENSE RISK CHARGE
     The Company will not increase charges for administrative expenses regardless of its actual expenses. To compensate the Company for assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account Contract Value. This deduction is made daily in an amount that is equal to an annual rate of .40% of the daily Variable Account Contract Values. The Company may not increase the rate of the Expense Risk Charge under any Contract.


ADMINISTRATIVE CHARGE
     The Company deducts a daily Administrative Charge from the Variable Account Contract Value in an amount equal to an annual rate of .15% of the daily Variable Account Contract Values. This charge is deducted to reimburse the Company for the cost of providing administrative services under the Contracts and the Variable Account. The Company may not increase the rate of the Administrative Charge under any Contract. There is not necessarily a relationship between the amount of the Administrative Charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract.



PRODUCT CHARGE (FOR PLUS SERIES CONTRACTS ONLY)
     The Company assesses no withdrawal or surrender charges for Plus Series Contracts. Instead, a Product Charge is made for Plus Series Contracts. This charge is equal to an annual rate of .15% of the average daily Variable Account Contract Value. The Product Charge is intended to reimburse the Company for expenses relating to sale of Plus Series Contracts, including distribution expenses. The Company anticipates that the absence of a withdrawal or surrender charge will lead to greater liquidity, and therefore higher administrative expenses, which will be offset by the Product Charge.

     The charge is deducted monthly from the Variable Account Sub-Accounts or, if there is no Variable Account Contract Value as of the date of the deduction, from the Fixed Account Contract Value. If there is no Variable Account Contract Value for the entire month before the date of the deduction, no Product Charge is made for that month. The Company may not increase the rate of the Product Charge for any Plus Series Contract.



SUFFICIENCY OF CHARGES

     If the amount of the Withdrawal Charge assessed in connection with Flex Series, Transfer Series and Retail Series Contracts and the Product Charge assessed in connection with Plus Series Contracts is not enough to cover all distribution expenses incurred in connection therewith, the loss will be borne by the Company. Any excess distribution expenses borne by the Company will be paid out of its general account which may include, among other things, proceeds derived from the Mortality Risk Charge and the Expense Risk Charge deducted from the Variable Account.

     The Company does not currently believe that the Withdrawal Charges and Product Charges imposed will cover the expected costs of distributing the Contracts, depending on the number of years the Contracts are held.


     If the amount derived from the Mortality Risk Charge and the Expense Risk Charge is not sufficient to cover the actual cost of the mortality and expense risks assumed by the Company, the Company will bear the shortfall. Conversely, if the charges prove more than sufficient, the excess will be profit to the Company and will be available for any proper corporate purpose including, among other things, payment of distribution expenses.


PREMIUM AND OTHER TAXES
     Various states and other governmental entities levy a premium tax, currently ranging up to 3.50%, on annuity Contracts issued by insurance companies. If a Contract Owner lives in a jurisdiction that levies such a tax, the Company will pay the taxes when due and reserves the right to deduct the amount of the tax either from Purchase Payments as they are received or from the Contract Value immediately before the Contract Value is applied to an Annuity Payout as permitted or required by applicable law.

     The current range of premium tax rates is a guide only and should not be relied on to determine actual premium taxes on any Purchase Payment or Contract because the taxes are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the Contract Owner will not be able to accurately determine the premium tax applicable to the Contract by reference to the range of tax rates described above. The Company reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the Contract.


REDUCTION OF CHARGES
     The Withdrawal and Contract Charges described above (except the Mortality Risk Charge) may be reduced or eliminated for Contracts issued in circumstances where the Company estimates that it will incur lower distribution or administrative expenses or perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economics associated with

     o    the use of mass enrollment procedures,

     o the performance of administrative or enrollment functions by an employer,

     o the use by an employer of automated techniques in submitting Purchase Payments or information related to Purchase Payments on behalf of its employees, or

     o any other circumstances which reduce distribution or administrative expenses. The exact amount of Withdrawal and Contract Charges applicable to a particular Contract will be stated in that Contract.


EXPENSES OF THE FUNDS
     There are investment advisory fees, direct operating expenses and investment related expenses of the Funds that are reflected in each Fund's daily share price. These fees and expenses are described in the accompanying prospectuses for the Funds.


ADMINISTRATION

     The Company has primary responsibility for all administration of the Contracts and the Variable Account. The Company's Administrative Service Center is located in Minot, North Dakota, and its telephone number is 1-877-884-5050.


     The administrative services provided include, but are not limited to: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of Accumulation Unit Values; and preparation of Contract Owner reports.


THE CONTRACTS

CONTRACT APPLICATION AND PURCHASE PAYMENTS
     Individuals who want to purchase a Contract must complete an application and provide an initial Purchase Payment which will be sent to the Company's Home Office. The initial Purchase Payment will be credited within two business days after receipt at the Company's Home Office if accompanied by a complete application. The Company may retain Purchase Payments for up to five business days while attempting to complete an incomplete application. If an incomplete application cannot be completed within five days of its receipt, the applicant will be notified of the reasons for the delay and any Purchase Payments received will be returned immediately unless the applicant specifically consents to have the Company retain them pending completion of the application.



     For Transfer Series Contracts, Flex Series Contracts, Retail Series Contracts and Plus Series Contracts which are Qualified Plans, the Company will accept periodic, single sum, rollover and transfer Purchase Payments as permitted by the Code. For the non-qualified Transfer Series Contracts, Retail Series Contracts and Plus Series Contracts, the Company will accept periodic and single sum Purchase Payments, as well as amounts transferred under Section 1035 of the Code. The minimum initial Purchase Payment the Company will accept under Transfer Series Contracts is $15,000 and subsequent payments may not be less than $5,000. The minimum amount of the initial and subsequent Purchase Payments the Company will accept under Flex Series Contracts is $50. The minimum amount of the initial and subsequent Purchase Payments the Company will accept under Retail Series Contracts is $5,000 or $50 for periodic premiums. The minimum initial Purchase Payment the Company will accept under Plus

Series Contracts is $25,000 and subsequent payments may not be less than $5,000. The minimum payment to Fixed Account C for Flex Series, Transfer Series and Retail Series Contracts is $5,000.

     The Company may choose not to accept any subsequent Purchase Payment under the Transfer Series, Flex Series, Retail Series and Plus Series Contracts if the Purchase Payment, together with the Contract Value at the next Valuation Date, exceeds $1,000,000. Any Purchase Payment not accepted by the Company will be refunded. The Company reserves the right to accept smaller or larger initial and subsequent Purchase Payments in connection with special circumstances, including, but not limited to sales through group or sponsored arrangements.



REVOCATION

     The Contract Owner may revoke a Contract by sending the Contract and written notice of revocation to the Company's Home Office in Seattle, Washington, or to the agent from whom a Contract was purchased, no later than the 10th day after the Contract Owner's receipt of the Contract. As soon as the Company receives the Contract, it will be deemed void. For Flex Series and Transfer Series Contracts, the Company will refund the Contract Value unless you reside in a state requiring return of Purchase Payment, in which case the Company will refund Purchase Payments paid.

     For Retail Series and Plus Series Contracts issued in states that require that we refund all Purchase Payments upon the revocation of a Contract during the free look period, we will credit the initial Purchase Payment and any Purchase Payments received prior to the Initial Purchase Payment Transfer Date to the Fidelity VIP Money Market Sub-Account. If you cancel your Contract during the free look period, the Company will return your Purchase Payments or the Contract Value, whichever is larger.


     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.


ALLOCATION OF PURCHASE PAYMENTS

     For Flex Series, Transfer Series and Retail Series Contracts, the Contract Owner may allocate Purchase Payments among Sub-Accounts, Fixed Account A, Fixed Account B, and/or Fixed Account C. For Plus Series Contracts, the Contract Owner may allocate Purchase Payments among Sub-Accounts, Fixed Account A, and/or Fixed Account C. (See Appendix A.)

     For Retail Series and Plus Series Contracts issued in states that require that we refund all purchase payments upon the revocation of the Contract during the free look period, on the Initial Purchase Payment Transfer Date, we will transfer the Contract Value in the Fidelity Money Market Sub-Account to the Fixed Account and the Sub-Accounts of the Variable Account as the Contract Owner designated on the Contract application. After the Initial Purchase Payment Transfer Date, we credit payments to the Fixed Account and Sub-Accounts of the Variable Account as designated by the Contract Owner on the Contract application.


     Upon allocation to Sub-Accounts of the Variable Account, a Purchase Payment is converted into Accumulation Units of the Sub-Account by dividing the amount of the Purchase Payment allocated to the Sub-Account by the value of an Accumulation Unit for the Sub-Account.


ACCUMULATION UNIT VALUE
     Each Accumulation Unit of a Sub-Account was initially valued at $10 when the first Fund shares were purchased. Thereafter the value of each Accumulation Unit will vary up or down according to a Net Investment Factor, described below.

     Dividend and capital gain distributions from a Fund will be automatically reinvested in additional shares of such Fund and allocated to the appropriate Sub-Account. The number of Accumulation Units does not increase because of the additional shares, but the Accumulation Unit value may increase.


NET INVESTMENT FACTOR
     The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance during a Valuation Period of the Fund whose shares are held in the particular Sub-Account. If the Net Investment Factor is greater than one, the Accumulation Unit or Annuity Unit value has increased. If the Net Investment Factor is less than one, the Accumulation Unit or Annuity

Unit value has decreased. The Net Investment Factor for a Sub-Account is determined by dividing (1) by (2) then subtracting (3) from the result, where:

(1) Is the net result of:

   (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the current Valuation Period;

   (b) PLUS the per share amount of any dividend or capital gain distributions made on the Fund shares held in the Sub-Account during the current Valuation Period;

   (c) PLUS a per share credit or minus a per share charge for any taxes reserved for which the Company determines to have resulted from the operations of the Sub-Account and to be applicable to a Contract.

(2) Is the net result of:

   (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

   (b) PLUS a per share credit or minus a per share charge for any taxes reserved for the last prior Valuation Period which the Company determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract.

(3) Is a daily factor representing the Mortality Risk Charge, the Expense Risk Charge and the Administrative Charge adjusted for the number of days in the period, which is equal to, on an annual basis, 1.40% of the daily net asset value of the Sub-Account.


DEATH BENEFIT BEFORE THE START DATE
     Before the Start Date, the Beneficiary will be entitled to receive the Death Benefit described below. The Death Benefit will be determined as follows:


     For Flex Series and Transfer Series Contracts,


(1) If the Contract Owner dies before the first day of the month following the Contract Owner's 80th birthday, or in the case of a non-qualified Contract, the Annuitant dies on or before the first day of the month following the Annuitant's 80th birthday, then as of the Death Benefit Valuation Date, the Death Benefit will be the greatest of:


   (a)  The Contract Value less any Outstanding Loan Balance;

   (b) The sum of the Purchase Payments received by the Company under the Contract, less any withdrawals, amounts used to purchase annuity payouts, any Outstanding Loan Balance, and the amount of previously deducted Annual Contract Charges; or

   (c) The Contract Value on the Specified Contract Anniversary immediately preceding the Contract Owner's or the Annuitant's death, whichever is applicable, plus any Purchase Payments since that Anniversary, less any withdrawals or amounts used to purchase annuity payouts since that Anniversary, less the amount of any previously deducted Annual Contract Charges since that Anniversary and less the Outstanding Loan Balance.

(2) If the Contract Owner, or in the case of a non-qualified Contract, the Annuitant, dies after the first day of the month following the Contract Owner's or Annuitant's 80th birthday, the Death Benefit will be Contract Value less the Outstanding Loan Balance as of the Death Benefit Valuation Date.

(3) If the Contract Owner of a non-qualified Contract dies, the Death Benefit will be Withdrawal Value as of the Death Benefit Valuation Date.


    For Retail Series and Plus Series Contracts,

(1) If the Contract Owner dies before the first day of the month following the Contract Owner's 80th birthday, then as of the Death Benefit Valuation Date, the Death Benefit will be the greatest of:


     (a) The Contract Value less any Outstanding Loan Balance;

   (b) The sum of the Purchase Payments received by the Company under the Contract, less the proportional amount of any withdrawals, proportional amounts used to purchase annuity payouts, any Outstanding Loan Balance, and the amount of previously deducted Annual Contract Charges; or

   (c) The Contract Value on the Specified Contract Anniversary immediately preceding the Contract Owner's death, plus any Purchase Payments since that Anniversary, less the proportional amount of any withdrawals or amounts used to purchase annuity payouts since that Anniversary, less the amount of any previously deducted Annual Contract Charges since that Anniversary and less the Outstanding Loan Balance.

(2) If the Contract Owner dies after the first day of the month following the Contract Owner's 80th birthday, the Death Benefit will be the greater of (a) or (b) above.

(3) If the Annuitant of a non-qualified Contract dies, the Death Benefit will be Withdrawal Value as of the Death Benefit Valuation Date.


     For Retail Series Contracts and Plus Series Contracts, the Contract Owner may purchase a rider to the Contract that entitles the Contract Owner to change the Specified Contract Anniversary to the Contract Value on the first Contract Anniversary immediately preceding the Contract Owner's death. The fee for this rider is equal to an annual rate of .15% of the average daily Variable Account Contract Value. This fee is charged monthly.



PAYMENT OF DEATH BENEFIT BEFORE THE START DATE
     The Beneficiary may elect to have any portion of the Death Benefit:

(1) Paid in a single sum;

(2) Applied to any of the annuity payouts (in no event may annuity payouts to a Beneficiary extend beyond the Beneficiary's life expectancy or any period certain greater than the Beneficiary's life expectancy); or

(3) Paid by another distribution method acceptable to the Company.

     The timing and manner of payment must satisfy certain requirements under the Code. In general, the Death Benefit must either be applied to an annuity payout within one year of the Contract Owner's or Annuitant's death, or the entire Contract Value must be distributed within five years of the Contract Owner's or Annuitant's date of death. An exception to this provision applies if the Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the Contract Owner and generally may exercise all rights to the Contract. (See "Federal Tax Status.")

     If the Beneficiary requests payment of the Death Benefit in a single sum, it will be paid to the Beneficiary within seven days after the Death Benefit Valuation Date. An annuity payout selection or request for another form of distribution method must be in writing and received by the Company within a time period permitted under the Code, or the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the Contract will be canceled.


DEATH BENEFIT AFTER START DATE
     If the Annuitant dies after the Start Date, remaining annuity payouts, if any, will be as stated in the form of annuity payout in effect.


WITHDRAWAL (REDEMPTION)

     If permitted by law or any applicable Qualified Plan, the Contract Owner may withdraw all or part of the Withdrawal Value of the Contract by sending a properly completed withdrawal request to the Company. (See "Federal Tax Status.") For Flex Series, Transfer Series and Retail Series Contracts, the Contract Owner may request withdrawal of either:


     o a gross amount, in which case the applicable Withdrawal Charge and taxes will be deducted from the gross amount requested, or

     o a specific amount after deduction of the applicable Withdrawal Charge and taxes.


     For Plus Series Contracts, no Withdrawal Charge will be made on full or partial withdrawals.

     If a full withdrawal occurs on a date other than the Contract Anniversary, a deduction will be made for the Annual Contract Charge in addition to the deduction made on the previous Contract Anniversary. (See "Withdrawal Charge (Contingent Deferred Sales Charge)" and "Annual Contract Charge.")

     For Flex Series, Transfer Series, and qualified Retail Series Contracts, partial withdrawals may be made in amounts not less than $1,000 and no partial withdrawal may cause the Contract Value to fall below the greater of:


     o    $1,000, or

     o    the Outstanding Loan Balance divided by 85%.


     For non-qualified Retail Series and Plus Series Contracts, partial withdrawals must be at least $1,000 and no partial withdrawal may cause the Contract Value to fall below $1,000.

     For qualified Plus Series Contracts, partial withdrawals must be at least $1,000 and no partial withdrawal may cause the Contract Value to fall below the greater of:

     o    $25,000; and

     o    the Outstanding Loan Balance divided by 85%.


     No withdrawals are permitted from Fixed Account C.

     The Company will not honor requests that do not meet these requirements.

     A withdrawal will be processed on the next Valuation Date after a properly completed withdrawal request is received by the Company and payment will be made within seven days after such Valuation Date. Unless otherwise agreed to by the Company, a partial withdrawal will be taken proportionately from the Fixed Accounts and Sub-Accounts on a basis that reflects their proportionate percentage of the Withdrawal Value.

     No interest will accrue on amounts represented by uncashed distribution or redemption checks.


     The Company reserves the right to assess a processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25 for Flex Series and Transfer Series Contracts, and $25 for Retail Series and Plus Series Contracts. No processing fee will be charged in connection with full withdrawals.


     The Company may cancel the Contract when:

     o the entire Withdrawal Value is withdrawn on or before the Start Date, or

     o the Outstanding Loan Balance is equal to or greater than the Contract Value less applicable Withdrawal Charges.

     If a Contract is purchased as a "tax-sheltered annuity" under Code Section 403(b), it is subject to certain restrictions on withdrawals imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities.") Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:
(i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988; (ii) earnings on those contributions; and
(iii) earnings in such years on amounts held as of the first year beginning before January 1, 1989. Distributions of the foregoing amounts may only occur upon the death of the employee, attainment of age 591/2, separation from service, disability or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship. Similar restrictions may apply on distributions from Contracts used in connection with state optional retirement programs.

     Withdrawal payments may be taxable. For tax purposes such payments shall be deemed to be from earnings until cumulative withdrawal payments equal all accumulated earnings and thereafter from Purchase Payments received by the Company. Consideration should be given to the tax implications of a withdrawal prior to making a withdrawal request, including a withdrawal in connection with a Qualified Plan.


SYSTEMATIC WITHDRAWALS

     A Systematic Withdrawal is an automatic form of partial withdrawal. (See "Withdrawal (Redemption).") The Contract Owner may elect to take Systematic Withdrawals by withdrawing a specified dollar amount or percentage of the Contract Value on a monthly, quarterly, semi-annual or annual basis. Withdrawal Charges, if applicable, are not waived on Systematic Withdrawals. (See "Withdrawal Charge (Contingent Deferred Sales Charge).") Systematic Withdrawals may be discontinued by the Contract Owner at any time by notifying the Company in writing. The amount of each Systematic Withdrawal must be at least $300.

     The Company reserves the right to modify or discontinue offering Systematic Withdrawals. However, any such modification or discontinuation will not affect any Systematic Withdrawal programs already commenced. While the Company does not currently charge a processing fee for partial withdrawals under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of each Systematic Withdrawal payment or $25 for Flex Series, Transfer Series and Retail Series Contracts, and $25 for Plus Series Contracts.


     Systematic Withdrawals may be included in the Contract Owner's gross income in the year in which the Systematic Withdrawal occurs. Systematic Withdrawals occurring before the Contract Owner reaches age 591/2 may also be subject to a 10% Federal tax penalty. The Contract Owner should consult with his or her tax advisor before requesting any Systematic Withdrawal. (See "Taxation of Annuities.")

     Contract Owners interested in participating in the Systematic Withdrawal program may obtain a separate application form and full information concerning the program and its restrictions from their registered representative.


LOANS AVAILABLE FROM CERTAIN QUALIFIED CONTRACTS
     Loans may be available from Contracts issued for use with Qualified Plans qualified under Section 403(b) of the Code. A loan generally will not be treated as a taxable distribution provided that the term is no longer than five years (except for certain home loans) and the loan amount does not exceed certain limits discussed below. Loans are subject to the limitations, interest rates, and repayment procedures set forth in the loan document and Contract. The loan must be repaid, in substantially equal payments, by the earlier of five years from the date of approval of the loan or the Start Date, or if used to purchase a primary residence of the Contract Owner, the earlier of 20 years or the Start Date.


     Under the Code, the maximum amount that may be borrowed, including loans from other Qualified Plans of the employer, generally may not exceed the lesser of $50,000 or 50% of the current value of an employee's interest in the Plans. For Plans other than Plans subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), up to $10,000 may be borrowed even if it is more than 50% of the value of the employee's accrued benefit under the Qualified Plans. The $50,000 dollar limit is reduced by the highest loan balances owed during the prior one-year period. The Company allows loan amounts (minimum $1,000) that do not exceed the Withdrawal Value less an amount representing annual loan interest, provided such amount does not exceed the maximum loan amount set by law.


     Upon the Company's receipt of a properly completed loan document, an amount equal to the loan will be reallocated from the Contract Value, on a pro rata basis, to the Loan Account, which is part of Fixed Account A. The Contract Value reallocated to the Loan Account will be used to secure the loan. Amounts reallocated from the Sub-Accounts to the Loan Account will be valued on the next Valuation Date following the Company's receipt of the loan document. Amounts transferred from the Sub-Accounts to the Loan Account will result in a reduction of Variable Account Contract Value and will not participate in the investment experience of any Sub-Account. No loans are permitted from Fixed Account C. A loan document can be obtained by writing to the Company's Home Office in Seattle, Washington.

     The amounts reallocated to the Loan Account may earn an interest rate less than that credited to other amounts allocated to Fixed Account A, but it will never earn less than the guaranteed rate of 3%. The annual interest rate assessed by the Company on the loan will not exceed 8% in arrears and will never be less than 5.5% in arrears.

     If any loan repayment due under a loan is not paid within 90 days of the scheduled payment date, the Company will declare the Outstanding Loan Balance immediately due and payable without notice to the Contract Owner. Unless prohibited by law, the Outstanding Loan Balance, along with any applicable Withdrawal Charges will be withdrawn from the Loan Account. Such forfeiture of Contract Value is a taxable event, and may be subject to a 10% penalty tax for early withdrawal or adversely affect the treatment of the Contract under Section 403(b) of the Code. (See "Tax Sheltered Annuities.")

     The Company reserves the right to charge a loan service fee not to exceed $25 for each loan and to limit loans in the first Contract Year and after the Contract Owner reaches age 70 1/2.

     The foregoing discussion of Contract loans is general and does not address the tax consequences resulting from all situations in which a person may receive a Contract loan. A competent tax advisor should be consulted before obtaining a Contract loan.


REALLOCATIONS

     For Flex Series, Transfer Series, or Retail Series Contracts,


     Prior to the Start Date, the Contract Owner may transfer Variable Account Contract Value among the Sub-Accounts and may transfer Fixed Account Contract Value to various Sub-Accounts. Likewise, Variable Contract Value may be transferred from a Sub-Account to either Fixed Account A or Fixed Account B. Transfers of Variable Contract Values from one Sub-Account to another involve the exchange of accumulation units of one Sub-Account for another on a dollar-equivalent basis. Subject to certain limitations, Fixed Account Contract Value may be transferred from either Fixed Account A or Fixed Account B to the other Fixed Account or to a Sub-Account. (See "Reallocations from the Fixed Accounts.")


     Fixed Account C Contract Value may only be transferred to one or more Sub-Accounts, and such transfers may only be made by Dollar Cost Averaging Reallocations. Reallocations from Fixed Account C to Fixed Account A or Fixed Account B or from Fixed Account A, Fixed Account B, or the Variable Account to Fixed Account C are not permitted.

     For Plus Series Contracts,

     Prior to the Start Date, the Contract Owner may transfer Variable Account Contract Value among the Sub-Accounts and may transfer Fixed Account Contract Value to Various Sub-Accounts. Likewise, Variable Contract Value may be transferred from a Sub-Account to Fixed Account A. Transfers of Variable Contract Values from one Sub-Account to another involve the exchange of accumulation units of one Sub-Account for another on a dollar-equivalent basis. Subject to certain limitations, Fixed Account Contract Value may be transferred from Fixed Account A to a Sub-Account.

     Fixed Account C Contract Value may only be transferred to one or more Sub-Accounts, and such transfers may only be made by Dollar Cost Averaging Reallocations. Reallocations from Fixed Account C to Fixed Account A or from Fixed Account A or the Variable Account to Fixed Account C are not permitted.

     Currently, there are four methods by which a Contract Owner may make the reallocations described above: in writing, by telephone, through Automatic Reallocations and by Dollar Cost Averaging.

     WRITTEN REALLOCATIONS. The Contract Owner may request a reallocation in writing. All or part of a Sub-Account's value may be reallocated to other Sub-Accounts or to any available Fixed Account other than Fixed Account C. The reallocations will be made by the Company on the first Valuation Date after the request for such a reallocation is received by the Company. Currently, there is no charge for such a reallocation. The Company reserves the right, however, to charge a reallocation fee not to exceed $25 per reallocation and to limit the amount and number of reallocations made by the Contract Owner. After the Start Date, an Annuitant who has selected Variable Annuity Payouts may request reallocation of Annuity Unit values in the same manner and subject to the same requirements as for a reallocation of Accumulation Unit values. However, no reallocations of Annuity Unit values may be made to or from the Fixed Accounts after the Start Date.


     The conditions applicable to Written Reallocations also apply to Telephone Reallocations, Automatic Reallocations and Dollar Cost Averaging Reallocations.

     TELEPHONE REALLOCATIONS. Telephone reallocations are available when the Contract Owner completes a telephone reallocation form and a personal identification number has been assigned. If the Contract Owner elects to complete the telephone reallocation form, the Contract Owner thereby agrees that the Company will not be liable for any loss, liability, cost or expense when the Company acts in accordance with the telephone reallocation instructions which are received and recorded on voice recording equipment. If a telephone reallocation, processed after the Contract Owner has completed the telephone reallocation form, is later determined not to have been made by the Contract Owner or was made without the Contract Owner's authorization, and a loss results from such unauthorized reallocation, the Contract Owner bears the risk of this loss. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Company does not employ such procedures, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

     AUTOMATIC REALLOCATIONS. The Contract Owner may elect to have the Company automatically reallocate Contract Value on each quarterly anniversary of the Issue Date or other date as permitted by Company practice to maintain a certain percentage of Contract Value in particular Sub-Accounts. The Contract Value allocated to each Sub-Account, as selected by the Contract Owner, will grow or decline in value at different rates during the quarter. Automatic Reallocation is intended to reallocate Contract Value from those Sub-Accounts that have increased in value to those Sub-Accounts that have declined in value or increased at a slower rate. This investment method does not guarantee profits nor does it assure that a Contract Owner will avoid losses.

     To elect Automatic Reallocations, the Contract Value must be at least $10,000 and an Automatic Reallocation application in proper form must be received at the Home Office of the Company. An Automatic Reallocation application can be obtained by writing to the Company's Home Office in Seattle, Washington. The Contract Owner must indicate on the application the applicable Sub-Accounts and the percentage of Contract Value to be maintained on a quarterly basis in each Sub-Account. All Contract Value in a selected Sub-Account will be available for the automatic reallocations.

     Automatic Reallocation of Contract Value will occur on each quarterly anniversary of the Issue Date or other date as permitted by Company practice, which the Company received the Automatic Reallocation application in proper form. The amounts reallocated will be credited at the Accumulation Unit value as of the end of the Valuation Dates on which the reallocations are made.

     A Contract Owner may instruct the Company at any time to terminate Automatic Reallocations by written request to the Company's Home Office. Any Contract Value in a Sub-Account that has not been reallocated will remain in that Sub-Account regardless of the percentage allocation unless the Contract Owner instructs otherwise. If a Contract Owner wants to continue Automatic Reallocations after they have been terminated, a new Automatic Reallocation application must be completed and sent to the Company's Home Office and the Contract Value at the time the request is made must be at least $10,000.


     The Company reserves the right to discontinue, modify or suspend Automatic Reallocations and it reserves the right to charge a fee not to exceed $25 per each reallocation between Sub-Accounts or from the unencumbered portion of Fixed Account A Contract Value. Contract Value in Fixed Account B (not available in Plus Series Contracts) and Fixed Account C is not eligible for Automatic Reallocations.

     DOLLAR COST AVERAGING REALLOCATIONS. The Contract Owner may direct the Company to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account Contract Value or Fixed Account A or Fixed Account C Contract Value to any one or more other Sub-Accounts or to any available Fixed Account other than Fixed Account C. No reallocations from Fixed Account B, if available, or to Fixed Account C are permitted under this service. Reallocations of this type from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Reallocations from Fixed Account C may be made only on a monthly basis. This service is intended to allow the Contract Owner to utilize "Dollar Cost Averaging," a long term investment method which provides for regular investments over time in a level or variable amount. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. The Contract Owner may discontinue Dollar Cost Averaging at any time by notifying the Company in writing.


     Contract Owners interested in Dollar Cost Averaging may obtain a separate application form and full information concerning this service and its restrictions from their registered representatives.

     The Company reserves the right to discontinue, modify or suspend Dollar Cost Averaging. Although the Company currently charges no fees for reallocations made under the Dollar Cost Averaging program, the Company reserves the right to charge a processing fee not to exceed $25 for each Dollar Cost Averaging reallocation between Sub-Accounts or from Fixed Account A or Fixed Account C.

     REALLOCATIONS FROM THE FIXED ACCOUNTS. Subject to the conditions applicable to reallocations among Sub-Accounts, reallocations of amounts from Fixed Account A not designated to the Loan Account may be made to the Sub-Accounts or to any other available Fixed Account any time before the Start Date. After the Start Date, amounts supporting Fixed Annuity Payouts cannot be reallocated.

     For Flex Series, Transfer Series and Retail Series Contracts, reallocations of Fixed Account B Contract Value to the Sub-Accounts or to Fixed Account A are subject to the following conditions:


   o Reallocations may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary, and only one reallocation may be made during such period;

   o The Company must receive the reallocation request no more than 30 days before the start of the reallocation period and not later than 10 days before the end of the reallocation;

   o Reallocations not in excess of the greater of 25% of Fixed Account B Contract Value or $1,000 may be made (unless the balance after such reallocation would be less than $1,000, in which case the full Fixed Account B Contract Value may be reallocated); and

   o Such reallocation must involve at least $250 of the total Fixed Account B Contract Value (or the total Fixed Account B Contract Value, if less).

     Reallocations of Fixed Account C Contract Values are subject to the following conditions:

   o Reallocations from Fixed Account C must begin within 30 days of deposit, and must be substantially equal payments over a 12 month period. Reallocation from Fixed Account C will be transferred any time before the 29th day of each month. You may direct us on which day you want the reallocation.

   o If additional Purchase Payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account C will be adjusted to reflect the subsequent payment(s) and reallocations will be recalculated based on the remaining 12 month period.

   o You may change the Variable Sub-Account(s) receiving Fixed Account C reallocations with written notice prior to the Reallocation Date. Only one reallocation of Fixed Account C shall take place at any one time.

   o If reallocations from Fixed Account C are discontinued prior to the end of the 12 month term, the remaining balance of Fixed Account C will be reallocated to Fixed Account A.

     After the Start Date, reserves supporting Fixed Annuity Payouts cannot be reallocated.


     The Company reserves the right to permit reallocations from Fixed Accounts A and B (if available) in excess of the limits described above on a non-discriminatory basis.



ASSIGNMENTS
     Except for Section 457 plans, if the Contract is issued pursuant to or in connection with a Qualified Plan, it may not be sold, transferred, pledged or assigned to any person or entity other than the Company. With respect to Section 457 plans, for such plans maintained by tax exempt organizations, all rights and benefits remain the exclusive property of the organization and are subject to its general creditors. For such plans maintained by state or local governments, however, all plan assets are maintained for the exclusive benefit of plan participants in accordance with Section 457(g). In other circumstances, an assignment of the Contract is permitted, but only before the Start Date, by giving the Company the original or a certified copy of the assignment. The Company shall not be bound by any assignment until it is actually received by the Company and shall not be responsible for the validity of any assignment. Any payments made or actions taken by the Company before the Company actually receives any assignment shall not be affected by the assignment.


CONTRACT OWNER AND BENEFICIARIES
     Unless someone else is named as the Contract Owner in the application for the Contract, the applicant is the Contract Owner of the Contract and before the Start Date may exercise all of the Contract Owner's rights under the Contract.


     The Contract Owner may name a Beneficiary and a Contingent Beneficiary. In the event a Contract Owner (or the Annuitant in the case of non-qualified Flex Series, Transfer Series or Plus Series

Contracts) dies before the Start Date, the Beneficiary shall receive a Death Benefit as provided in the Contract. In the event the Payee dies on or after the date Annuity Payouts commence, the Beneficiary, if the Annuity Payout in effect at the Annuitant's death so provides, may continue receiving payouts or be paid a lump sum. If the Beneficiary or Contingent Beneficiary is not living on the date payment is due or if no Beneficiary or Contingent Beneficiary has been named, the Payee's estate will receive the applicable proceeds.


     A person named as an Annuitant, a Payee, a Beneficiary or a Contingent Beneficiary shall not be entitled to exercise any rights relating to the Contract or to receive any payments or settlements under the Contract or any Annuity Payout, unless such person is living on the day due proof of death of the Contract Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by the Company.

     Unless different arrangements have been made with the Company by the Contract Owner, if more than one Beneficiary is entitled to payments from the Company the payments shall be in equal shares.

     Before the Start Date, the Contract Owner may change the Beneficiary or the Contingent Beneficiary by giving the Company written notice of the change, but the change shall not be effective until actually received by the Company. Upon receipt by the Company of a notice of change, it will be effective as of the date it was signed but shall not affect any payments made or actions taken by the Company before the Company received the notice, and the Company shall not be responsible for the validity of any change.


CONTRACT INQUIRIES
     Inquiries regarding a Contract may be made by writing to the Company's Home Office in Seattle, Washington.


ANNUITY PROVISIONS

START DATE
     Unless otherwise agreed to by the Company, the Start Date must be the first business day of any calendar month. The earliest Start Date is the first business day of the first month after issue. If the Start Date selected by the Contract Owner does not occur on a Valuation Date at least 60 days after the date on which the Contract was issued, the Company reserves the right to adjust the Start Date to the first Valuation Date after the Start Date selected by the Contract Owner which is at least 60 days after the Contract issue date. If the Contract Owner does not select a Start Date, the Start Date will be the Contract Owner's 85th birthday. The latest Start Date is the Contract Owner's 99th birthday.

     The Contract Owner may change the Start Date by giving written notice received by the Company at least 30 days before the Start Date currently in effect and the new Start Date. The new Start Date must satisfy the requirements for a Start Date.

     For Contracts issued in connection with Qualified Plans, the Start Date and form of payout must satisfy certain requirements under the Code. (See "Federal Tax Status.")


ANNUITY PAYOUT SELECTION
     The Contract Owner may select a Variable Annuity Payout, a Fixed Annuity Payout, or both, with payments starting at the Start Date selected by the Contract Owner. The Contract Owner may change the form of Annuity Payout(s) by giving written notice received by the Company before the Start Date. If the Contract Owner has not selected the form of Annuity Payout(s) before the Start Date, the Company will apply the Fixed Account Contract Value to provide Fixed Annuity Payouts and the Variable Account Contract Value to provide Variable Annuity Payouts, both in the form of a Life Annuity with Payments Guaranteed for 10 years (120 months) which will be automatically effective.


FORMS OF ANNUITY PAYOUTS
     Variable Annuity Payouts and Fixed Annuity Payouts are available in any of the following Annuity Forms:

     LIFE ANNUITY. Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. Payments cease with the payment made on the first business day of the calendar month in


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which the Annuitant's death occurs. IT WOULD BE POSSIBLE UNDER THIS ANNUITY
PAYOUT FOR THE ANNUITANT TO RECEIVE ONLY ONE PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT, ONLY TWO PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT, ETC.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS (120 MONTHS). Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first business day of the calendar month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

     JOINT AND FULL SURVIVOR ANNUITY. Unless otherwise agreed to by the Company, an annuity payable on the first business day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the Contract. Payments will continue while either the Annuitant or the Joint Annuitant is living and cease with the payment made on the first business day of the calendar month in which the death of the Annuitant or the Joint Annuitant, whichever lives longer, occurs. THERE IS NOT A MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS ANNUITY PAYOUT. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVOR OF THE ANNUITANT AND THE JOINT ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     The Company will pay Fixed and Variable Annuity Payouts under other Annuity Forms that may be offered by the Company. Your registered representative can provide you with the details.


FREQUENCY AND AMOUNT OF ANNUITY PAYOUTS
     Annuity Payouts will be paid as monthly installments, unless the Annuitant and the Company agree to a different payout schedule. However, if the Contract Value less any Outstanding Loan Balance at the Start Date is less than $5,000, the Company may pay the difference in a single sum and the Contract will be canceled. Also, if a monthly payout would be or become less than $100, the Company may change the frequency of payouts to intervals that will result in payouts of at least $100 each.


ANNUITY PAYOUTS
     The amount of the first Fixed Annuity Payout is determined by applying the Contract Value to be used for a fixed annuity at the Start Date to the annuity table in the Contract for the Fixed Annuity Payout selected. The table shows the minimum guaranteed amount of the initial annuity payment for each $1,000 applied. All subsequent payments shall be equal to the initial annuity payment.

     The amount of the first Variable Annuity Payout is determined by applying the Contract Value to be used for a variable annuity at the Start Date to the annuity table in the Contract for the Annuity Payout selected. Subsequent Variable Annuity Payouts vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming annuity payouts are based on the Annuity Unit values of a single Sub-Account, the dollar amount of the first annuity payout, determined as set forth above, is divided by the Sub-Account Annuity Unit value as of the Start Date to establish the number of Annuity Units representing each annuity payout. This number of Annuity Units remains fixed during the annuity payout period. The dollar amount of the second and subsequent payouts is not predetermined and may change from month to month. The dollar amount of the second and each subsequent annuity payout is determined by multiplying the fixed number of Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the annuity payout is due. If the monthly payout is based upon the Annuity Unit values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly annuity payout.

     The annuity tables in the Contracts are based upon the 1983 Mortality Table a and a 3% interest rate. Unisex rates will apply for Contracts issued under Qualified Plans and will be derived by calculating the weighted average of 15% male mortality and 85% female mortality. Sex-distinct rates will apply for non-qualified Contracts.

     The Company guarantees that the dollar amount of each Variable Annuity Payout after the first payout will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payout.

SUB-ACCOUNT ANNUITY UNIT VALUE
     Each Sub-Account's Annuity Units were initially valued at $10 each at the time Accumulation Units with respect to the Sub-Account were first converted into Annuity Units. The Sub-Account Annuity Unit value for any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3% per annum built into the annuity tables contained in the Contracts. (See "Net Investment Factor.")


ASSUMED INVESTMENT RATE
     A 3% assumed investment rate is built into the annuity tables contained in the Contracts. If the actual net investment rate on the assets of the Variable Account is equal to the assumed investment rate, Variable Annuity Payouts will remain level. If the actual net investment rate exceeds the assumed investment rate, Variable Annuity Payouts will increase. Conversely, if it is less, then the payouts will decrease.


PARTIAL ANNUITIZATION
     Any time before the Start Date, a Contract Owner may apply a portion of the Contract Value to the purchase of Fixed or Variable Annuity Payouts or to a combination of Fixed and Variable Annuity Payouts. This is called a partial annuitization and occurs in the same manner as described above for application of the entire Contract Value to annuity payouts at the Start Date, except that values as of the Valuation Date immediately following receipt by the Company of a written request for a partial annuitization are used in place of values as of the Start Date.

     Upon the occurrence of a partial annuitization, the Contract Value applied to purchase annuity payouts is considered a withdrawal from the Contract. (See "Withdrawals (Redemptions)" and "Taxation of Annuities.") The Company reserves the right to deduct the amount of any premium taxes not already paid under a Contract.

     After a partial annuitization, annuity payouts based on the Contract Value applied and the annuity options selected are made in the same manner as if the Start Date had occurred and no Contract Value remained under the Contract. Any remaining Contract Value not applied to purchase annuity payouts, the Contract continues as if no partial annuitization had occurred.


FEDERAL TAX STATUS

INTRODUCTION
     THIS DISCUSSION IS GENERAL AND NOT INTENDED AS TAX ADVICE. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract.

     A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). Generally, a Qualified Contract is designed for use where Purchase Payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457 of the Code.

     The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payouts, and on the economic benefit to the Contract Owner, the Annuitant, the Payee or the Beneficiary, depends on the age and tax and employment status of the individual concerned, the type of retirement plan, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a Qualified Plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract.

     The following discussion assumes that Qualified Contracts are purchased and proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

     The discussion is based on the Company's understanding of Federal income tax laws as currently interpreted. No representation is made regarding the likelihood of the continuation of the present Federal income tax laws or the current interpretation by the Internal Revenue Service ("IRS").

     No attempt is made to consider any applicable state or other tax laws.


TAX STATUS OF THE CONTRACT

  DIVERSIFICATION REQUIREMENTS
     Section 817(h) of the Code provides that separate account investments underlying a Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity Contract under Section 72 of the Code. The Variable Account, through each of the Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. The Company expects that each Fund in which the Variable Account owns shares will meet the diversification requirements and that the Contract will be treated as an annuity Contract under the Code.

     The Treasury has also announced that the diversification regulations do not provide guidance concerning the extent to which Contract Owners may direct their investments to particular Sub-Accounts of the Variable Account or how concentrated the investments of the Funds underlying a variable account may be. The number of underlying investment options available under a variable contract may also be relevant in determining whether the product qualifies for the desired tax treatment. It is possible that if additional rules, regulations or guidance in this regard are issued, the Contract may need to be modified to comply with such additional rules or guidance. For these reasons, the Company reserves the right to modify the Contracts as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Funds or otherwise to qualify the Contract for favorable tax treatment.


  REQUIRED DISTRIBUTIONS
     In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code also requires any Non-Qualified Contract to provide that: (a) if any Contract Owner dies on or after the Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated Beneficiary" is the person designated by such Contract Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Contract Owner's "designated Beneficiary" is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner is not an individual, any change in the primary Annuitant is treated as a change of Contract Owner for tax purposes.

     The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.


TAXATION OF ANNUITIES

  IN GENERAL
     Section 72 of the Code governs taxation of annuities in general. The Company believes that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and complete withdrawals) or as annuity payouts under the form of annuity payout selected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or annuity) is taxable as ordinary income.

     Except as provided in the Code, a Contract Owner who is not a natural person generally must include in income any increase in the excess of the net withdrawal value over the "investment in the Contract" during the taxable year.


  WITHDRAWALS
     In the case of a withdrawal from a Qualified Contract, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the Contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the Contract" generally equals the portion, if any, of any Purchase Payments paid by or on behalf of any individual under a Contract which was not under-excluded from the individual's gross income. For Contracts issued in connection with Qualified Plans, the "investment in the Contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

     In the case of a withdrawal (including Systematic Withdrawals) from a Non-Qualified Contract before the Start Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before withdrawal exceeds the "investment in the Contract" at that time. Any additional amount withdrawn is not taxable.

     In the case of a full withdrawal under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the Contract."

     A Federal penalty tax may apply to certain withdrawals from Qualified and Non-Qualified Contracts. (See "Penalty Tax on Certain Distributions" below.)


  ANNUITY PAYOUTS
     Although tax consequences may vary depending on the annuity form selected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Contract Value exceeds the investment in the Contract will be taxed; after the investment in the Contract is recovered, the full amount of any additional annuity payouts is taxable. For Variable Annuity Payouts, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic annuity payouts. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the Contract. For Fixed Annuity Payouts, in general there is no tax on the portion of each payout which represents the same ratio that the investment in the Contract bears to the total expected value of the annuity payouts for the term of the payouts; however, the remainder of each annuity payout is taxable until the recovery of the investment in the Contract, and thereafter the full amount of each annuity payout is taxable.


  TAXATION OF DEATH BENEFIT PROCEEDS

     Amounts may be distributed from Transfer Series, Flex Series or Plus Series Contracts because of the death of a Contract Owner or an Annuitant. For Retail Series Contracts, amounts may be distributed from a Contract because of the death of a Contract Owner. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal from the Contract; or (ii) if distributed under a payout option, they are taxed in the same way as annuity payouts.



  PENALTY TAX ON CERTAIN DISTRIBUTIONS
     In the case of a distribution pursuant to a Non-Qualified Contract, a Federal penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty on distributions:

     o    Made on or after the taxpayer reaches age 59 1/2;

     o Made on or after the death of the holder (a holder is considered a Contract Owner) (or if the holder is not an individual, the death of the primary annuitant);

     o    Attributable to the taxpayer becoming disabled;

     o A part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

     o Made under an annuity Contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

     o Made under certain annuities issued in connection with structured settlement agreements.

     Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions to, loans from, and other circumstances, applicable to the Qualified Plan of which the Qualified Contract is part.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT
     A transfer of ownership or assignment of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Contract Owner, or the exchange of a Contract may result in certain tax consequences to the Contract Owner that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.


WITHHOLDING
     Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Some recipients may elect not to have tax withheld from distributions. Distributions from certain qualified plans are generally subject to mandatory withholding. Withholding for Contracts issued to retirement plans established under Section 401 of the Code is the responsibility of the plan trustee.


MULTIPLE CONTRACTS
     Section 72(e)(11) of the Code treats all non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Contract Owner during any calendar year as one annuity Contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity Contract.


TAXATION OF QUALIFIED PLANS
     The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Contract Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans will be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection with the Plans. The Company shall not be bound by the terms and conditions of such Qualified Plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Brief descriptions follow of the various types of Qualified Plans in connection with a Contract.


CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS
     Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.


INDIVIDUAL RETIREMENT ANNUITIES
     Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." All IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence.

     TRADITIONAL IRAS. Section 408 governs "traditional" IRAs. Subject to certain income limits, contributions to a traditional IRA may be tax deductible. Distributions from a traditional IRA, if attributable to deductible contributions, are generally subject to income tax. Distributions must begin in the year the contract owner reaches age 70 1/2. Distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into a traditional IRA.

     ROTH IRAS. Section 408A of the Code permits individuals to contribute to a special type of IRA called a Roth IRA. The IRA must be designated as a "Roth IRA" at the time it is established, in accordance with IRS rules. Contributions to a Roth IRA are not deductible. If certain conditions are met, qualified distributions from a Roth IRA are tax free. Subject to special limitations, a distribution from a traditional IRA or another Roth IRA may be rolled over to a Roth IRA.

     Sales of a Contract for use with traditional or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRS qualification requirements.


TAX SHELTERED ANNUITIES
     Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity Contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


SECTION 457 PLANS
     Code Section 457 allows tax exempt organizations and state and local governments to establish deferred compensation plans that allow individuals who perform services for them as employees or independent contractors to participate. Plans maintained by tax exempt organizations require that all rights and benefits provided thereunder remain the property of the employer, subject to its general creditors. Plans maintained by state and local governments, however, must be maintained for the exclusive benefit of plan participants. Section 457 plans are subject to rules and limits on the timing of deferrals and amount that may be contributed. The Code also regulates when distributions may (or must) commence. Sale of a Contract for use with Section 457 plans may be subject to special IRS requirements. The IRS has not reviewed the Contract for qualification purposes.


POSSIBLE CHARGE FOR THE COMPANY'S TAXES
     At the present time, the Company makes no charge to the Sub-Accounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Sub-Accounts or to the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax that it determines to be properly attributable to the Sub-Accounts of the Contracts.


OTHER TAX CONSEQUENCES
     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.


POSSIBLE CHANGES IN TAXATION
     In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. There is always the possibility that tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


VOTING OF FUND SHARES
     As long as the Variable Account is registered as a unit investment trust under the Investment Company Act of 1940 and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Fund shares, the Fund shares held in the Sub-Accounts will be voted by the Company in accordance with the instructions received from the person having voting interests under the Contracts as described below. If the Company determines pursuant to applicable law or regulation that Fund shares held in the Sub-Accounts and attributable to the Contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then the Company may vote such Fund shares held in the Sub-Accounts in its own right.

     Before Variable Annuity Payouts begin, the Contract Owner will have the voting interest with respect to the Fund shares attributable to a Contract. After Variable Annuity Payouts begin, the Annuitant will have the voting interest with respect to the Fund shares attributable to the Annuity Units under a Contract. Such voting interest will generally decrease during the Variable Annuity Payout period.

     Any Fund shares held in the Variable Account for which the Company does not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by the Company in proportion to the instructions received from all Contract Owners having a voting interest in the Fund. Any Fund shares held by the Company or any of its affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund and will be voted in the same manner as are the respective account's votes.

     All Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by the Fund.

     Persons having voting interests under the Contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of the Company.


DISTRIBUTION OF THE CONTRACTS
     The Contracts will be distributed by the Principal Underwriter, Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401, which is an affiliate of the Company. Commissions and other distribution compensation will be paid by the Company. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Generally such payments will not exceed 7.00% of the Purchase Payments. In some cases a trail commission based on the Contract Value may also be paid.


REPORTS TO CONTRACT OWNERS
     The Company will mail to the Contract Owner, at the last known address of record at the Home Office of the Company, a statement showing the Contract Value. The Company will also provide to Contract Owners immediate written confirmation of every financial transaction made under their

Contracts; however, Contract Owners who make Purchase Payments through salary reduction arrangements with their employers will receive quarterly confirmations of Purchase Payments made to their Contracts.


     To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you or other persons in your household have more than one Contract. Call (877) 884-5050 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports.


LEGAL PROCEEDINGS
     There are no legal proceedings to which the Variable Account is a party. The Company and its affiliates, like other life insurance companies, are periodically involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or the Company.


PREPARING FOR THE YEAR 2000
     The Company's business units utilize data processing systems in the administration of the insurance and financial services products which they market. Most of the Company's data processing systems have required modifications to enable them to process dates including the year 2000 and beyond.

     In 1995, the Company initiated an enterprise wide program of identifying and modifying systems affected by the year 2000. The Company developed a plan whereby all systems would be identified, modified and tested for Year 2000 compliance. The Company initiated a structured review and reporting system whereby senior management is regularly advised of the status of the project. As of June 30, 1999, ReliaStar had converted, tested for Year 2000 compliance and put into production all of its core business applications.

     The Company conducts business with a multitude of business entities whose ability to comply with Year 2000 systems issues may affect the business operations of the Company. The Company has made an attempt to determine whether such entities have adequate plans for Year 2000 compliance, and the Company is not aware of any instances where a key supplier or vendor will not be compliant. The Company does not have the ability to assure with any certainty the compliance capacity of third parties.

     The Company's business would be adversely affected if it does not meet its goals relative to Year 2000 preparedness, and the Company's plans and actions reflect the importance of this project. Although the Company has contingency plans in place, it is not reasonably possible to develop contingency plans which would comprehensively address widespread systems failures.


FINANCIAL STATEMENTS AND EXPERTS

     The annual financial statements of Separate Account One as of December 31, 1998 and for each of the two years then ended and the annual statutory basis financial statements of Northern Life Insurance Company as of and for the years ended December 31, 1998 and 1997, which are included in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.



FURTHER INFORMATION
     A Registration Statement under the Securities Act of 1933 has been filed with the SEC, with respect to the Contracts described herein. The Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, the Company and the Contracts. The information so omitted may be obtained from the SEC's principal office in Washington, D.C., upon payment of the fee prescribed by the SEC, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the SEC for a complete statement of the provisions thereof.

                             SEPARATE ACCOUNT ONE
                      STATEMENT OF ADDITIONAL INFORMATION


                               TABLE OF CONTENTS





Introduction ....................................   SAI- 2
Custody of Assets ...............................   SAI- 2
Independent Auditors ............................   SAI- 3
Distribution of the Contracts ...................   SAI- 3
Calculation of Yields and Total Returns .........   SAI- 3
Company Holidays ................................   SAI-14
Financial Statements ............................   SAI-14


If you would like to receive a copy of the Separate Account One Statement of Additional Information, please call 1-800-621-3750 or return this request to:


WASHINGTON SQUARE SECURITIES, INC.
20 WASHINGTON AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55401



Your name ______________________________________________________________________

Address ________________________________________________________________________

City _________________________________  State ______________    Zip ____________



Please send me a copy of the Separate Account One Statement of Additional Information.


--------------------------------------------------------------------------------


     NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ACCOMPANYING FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                                  APPENDIX A


THE FIXED ACCOUNTS

     CONTRIBUTIONS AND REALLOCATIONS TO FIXED ACCOUNT A, FIXED ACCOUNT B (IF AVAILABLE), AND FIXED ACCOUNT C (COLLECTIVELY, THE "FIXED ACCOUNTS") UNDER THE CONTRACTS BECOME PART OF THE GENERAL ACCOUNT OF THE COMPANY (THE "GENERAL ACCOUNT"), WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNTS HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR ARE THE FIXED ACCOUNTS REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNTS NOR ANY INTERESTS THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACTS. DISCLOSURES REGARDING THE FIXED PORTION OF THE CONTRACTS AND THE FIXED ACCOUNTS, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.


     The Fixed Accounts are part of the General Account, which is made up of all of the general assets of the Company other than those allocated to any separate account. We offer the option of having all or a portion of Purchase Payments allocated to the Fixed Accounts as selected by the Contract Owner at the time of purchase or as subsequently changed. The Company will invest the assets allocated to the Fixed Accounts in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Accounts' assets will be allocated between the Company and the Contracts participating in the Fixed Accounts, in accordance with the terms of such Contracts.

     Fixed Annuity Payouts made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contracts which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

     Investment income from the Fixed Accounts allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The Company expects to derive a profit from this compensation.


     The Company may credit interest in excess of the guaranteed rate of 3%. For Flex Series and Transfer Series Contracts any interest rate in effect when an amount is allocated or reallocated to the Fixed Accounts is guaranteed for that amount until the end of the calendar year in which it is received. After the end of that calendar year, the Company may change the amount of interest credited at its discretion. All amounts in the Fixed Accounts after the end of the calendar years referenced above are credited with excess interest at the rates then in effect for the then current calendar year. Such rates are established at the beginning of each calendar year and are guaranteed for the entire calendar year. For Retail Series and Plus Series Contracts, any interest rate in effect when an amount is allocated or reallocated to the Fixed Accounts is guaranteed for that amount for at least 12 months, and subsequent interest rates for that amount will not be changed more often than once every 12 months.



     There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on many factors, including, but not limited to: investment yield rates, taxes, Contract persistency, and other experience factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNTS IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

     The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various Contractholders and Contract Owners and to its stockholder.

     Excess interest, if any, will be credited on the Fixed Account Contract Value. The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of Purchase Payments and transfers allocated to the Fixed Accounts, plus interest at the rate of 3% per year, compounded annually, plus any additional interest which the Company may, in its discretion, credit to the Fixed Accounts, less the sum of all annual administrative charges or Withdrawal Charges levied, any applicable premium taxes, and less any amounts withdrawn or reallocated from the Fixed Accounts. If the Contract Owner makes a full withdrawal, the amount available from the Fixed Accounts will be reduced by any applicable Withdrawal Charge and Annual Contract Charge. (See "Charges Made by the Company.")

                                  APPENDIX B


PERFORMANCE INFORMATION AND CONDENSED FINANCIAL INFORMATION

PERFORMANCE INFORMATION
     From time to time, the Company may advertise or include in sales literature yields, effective yields, and total returns for the available Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, and comparisons with unmanaged market indices appears in the Statement of Additional Information.

     Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Funds. The performance, in part, reflects the Funds' expenses. See the Prospectuses for the Funds.

     The yield of the Sub-Account investing in the VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (except the Money Market Sub-Account investing in the VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

     Total returns generally will be presented in "standardized" format. This means, among other things, that performance will be shown from the date of inception of the Variable Account, or, if later, the inception date of the applicable Investment Fund. In some instances, "non-standardized" returns may be shown from prior to the inception date of the Variable Account. Non-standardized information will be accompanied by standardized information.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of the investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (including any Withdrawal Charge that would apply if a Contract Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     When a Sub-Account has been in operation for one, five, and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, performance information for Contracts funded by the Sub-Accounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds' Portfolios, with the level of Contract Charges that were in effect at the inception of the Sub-Accounts for the Contracts.

     Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Withdrawal Charge. In addition, the Company may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

     The Company may, from time to time, also disclose yields and total returns for the Portfolios of the Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations.

     For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     The Company may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. The Company may also illustrate the accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis, based on hypothetical rates of return, and compare those illustrations to mutual fund hypothetical illustrations, using charts, tables, and graphs, including software programs utilizing such charts, tables, and graphs. All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

     The following table shows, for each Sub-Account of the Variable Account, the value of a Sub-Account Accumulation Unit as it is invested in portfolios at the dates shown, and the total number of Sub-Account Accumulation Units outstanding at the end of each period:


                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                 DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                                -------------   -------------   -------------   ------------
                                                     1995            1996            1997           1998
                                                -------------   -------------   -------------   ------------
THE ALGER AMERICAN FUND:
 (All Sub-Accounts from October 20, 1995)
Alger American Growth Portfolio
 Beginning of period ........................     $ 10.0000       $ 10.0072      $  11.1842      $  13.8684
 End of period ..............................     $ 10.0072       $ 11.1842      $  13.8684      $  20.2501
 Units outstanding at end of period .........         7,531         162,852         402,925         958,685
Alger American Leveraged AllCap Portfolio
 Beginning of period ........................     $ 10.0000       $ 10.2636      $  11.3381      $  13.3809
 End of period ..............................     $ 10.2636       $ 11.3381      $  13.3809      $  20.8260
 Units outstanding at end of period .........         3,864         130,393         260,380         491,436
Alger American MidCap Growth Portfolio
 Beginning of period ........................     $ 10.0000       $  9.8937      $  10.9156      $  12.3791
 End of period ..............................     $  9.8937       $ 10.9156      $  12.3791      $  15.9059
 Units outstanding at end of period .........         2,208         227,029         405,580         590,794
Alger American Small Capitalization
 Portfolio
 Beginning of period ........................     $ 10.0000       $  9.8255      $  10.0929      $  11.0864
 End of period ..............................     $  9.8255       $ 10.0929      $  11.0864      $  12.6301
 Units outstanding at end of period .........         9,498         261,902         527,947         751,967
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
 (VIP):
 (All Sub-Accounts from October 20, 1995)
VIP Equity-Income Portfolio
 Beginning of period ........................     $ 10.0000       $ 10.7172      $  12.0764      $  15.2559
 End of period ..............................     $ 10.7172       $ 12.0764      $  15.2559      $  16.7931
 Units outstanding at end of period .........         3,922         370,036       1,040,329       1,850,470
VIP Growth Portfolio
 Beginning of period ........................     $ 10.0000       $  9.8237      $  11.1104      $  13.5286
 End of period ..............................     $  9.8237       $ 11.1104      $  13.5286      $  18.6089
 Units outstanding at end of period .........         5,112         210,258         624,734       1,117,355
VIP Money Market Portfolio
 Beginning of period ........................     $ 10.0000       $ 10.0743      $  10.4712      $  10.8926
 End of period ..............................     $ 10.0743       $ 10.4712      $  10.8926      $  11.3294
 Units outstanding at end of period .........            --         104,844         446,458         605,376
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
 (VIP II):
VIP II Asset Manager: Growth Portfolio
 (From October 20, 1995)
 Beginning of period ........................     $ 10.0000       $ 10.3997      $  12.2982      $  15.1675
 End of period ..............................     $ 10.3997       $ 12.2982      $  15.1675      $  17.5847
 Units outstanding at end of period .........         6,432          58,201         293,160         652,013
VIP II Contrafund Portfolio
 (From October 20, 1995)
 Beginning of period ........................     $ 10.0000       $ 10.2935      $  12.3119      $  15.0718
 End of period ..............................     $ 10.2935       $ 12.3119      $  15.0718      $  19.3181
 Units outstanding at end of period .........         7,417         314,103       1,124,760       2,090,469
VIP II Index 500 Portfolio
 (From October 20, 1995)
 Beginning of period ........................     $ 10.0000       $ 10.5862      $  12.8201      $  16.7757
 End of period ..............................     $ 10.5862       $ 12.8201      $  16.7757      $  21.2285
 Units outstanding at end of period .........           702         231,904       1,310,992       3,336,587

                                                  YEAR ENDED      YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                 DECEMBER 31     DECEMBER 31       DECEMBER 31      DECEMBER 31
                                                -------------   -------------   -----------------   ----------------
                                                     1995            1996              1997               1998
                                                -------------   -------------   -----------------   ----------------
VIP II Investment Grade Bond Portfolio
 (From April 30, 1999)
 Beginning of period ........................       N/A             N/A               N/A                     N/A
 End of period ..............................       N/A             N/A               N/A                     N/A
 Units outstanding at end of period .........       N/A             N/A               N/A                     N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
 FUND III (VIP III):
 (From January 1, 1999)
VIP III Growth Opportunities Portfolio
 Beginning of period ........................       N/A             N/A               N/A                     N/A
 End of period ..............................       N/A             N/A               N/A                     N/A
 Units outstanding at end of period .........       N/A             N/A               N/A                     N/A
JANUS ASPEN SERIES:
 (All Sub-Accounts From August 8, 1997)
Aggressive Growth Portfolio
 Beginning of period ........................       N/A             N/A             $ 10.0000          $  10.8993
 End of period ..............................       N/A             N/A             $ 10.8993          $  14.4299
 Units outstanding at end of period .........       N/A             N/A                17,506             143,611
Growth Portfolio
 Beginning of period ........................       N/A             N/A             $ 10.0000          $  10.1307
 End of period ..............................       N/A             N/A             $ 10.1307          $  13.5522
 Units outstanding at end of period .........       N/A             N/A                82,286             662,697
International Growth Portfolio
 Beginning of period ........................       N/A             N/A             $ 10.0000          $   9.5720
 End of period ..............................       N/A             N/A             $  9.5720          $  11.0658
 Units outstanding at end of period .........       N/A             N/A                81,884             275,637
Worldwide Growth Portfolio
 Beginning of period ........................       N/A             N/A             $ 10.0000          $   9.7818
 End of period ..............................       N/A             N/A             $  9.7818          $  12.4357
 Units outstanding at end of period .........       N/A             N/A               295,875           2,066,481
NEUBERGER BERMAN AMT:
Limited Maturity Bond Portfolio
 (From August 8, 1997)
 Beginning of period ........................       N/A             N/A             $ 10.0000          $  10.1973
 End of period ..............................       N/A             N/A             $ 10.1973          $  10.4971
 Units outstanding at end of period .........       N/A             N/A                22,029             210,709
Partners Portfolio
 (From August 8, 1997)
 Beginning of period ........................       N/A             N/A             $ 10.0000          $  10.2686
 End of period ..............................       N/A             N/A             $ 10.2686          $  10.5521
 Units outstanding at end of period .........       N/A             N/A               255,773           1,582,048
Socially Responsive Portfolio
 (From January 1, 1999)
 Beginning of period ........................       N/A             N/A               N/A                     N/A
 End of period ..............................       N/A             N/A               N/A                     N/A
 Units outstanding at end of period .........       N/A             N/A               N/A                     N/A
NORTHSTAR GALAXY TRUST:
Emerging Growth Portfolio
 (From October 20, 1995)
 Beginning of period ........................   $ 10.0000       $ 10.3844           $ 11.6519          $  13.2845
 End of period ..............................   $ 10.3844       $ 11.6519           $ 13.2845          $  15.3663
 Units outstanding at end of period .........      2,292          62,237              270,968             338,593

                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                 DECEMBER 31     DECEMBER 31     DECEMBER 31    DECEMBER 31
                                                -------------   -------------   -------------   ------------
                                                     1995            1996            1997           1998
                                                -------------   -------------   -------------   ------------
Growth + Value Portfolio
 (From October 20, 1995)
 Beginning of period ........................   $ 10.0000       $ 10.1010        $  12.2601      $  13.8613
 End of period ..............................   $ 10.1010       $ 12.2601        $  13.8613      $  16.3103
 Units outstanding at end of period .........      1,068         318,138          1,118,716       1,333,885
International Value Portfolio
 (From August 8, 1997)
 Beginning of period ........................       N/A             N/A          $  10.0000      $  10.0734
 End of period ..............................       N/A             N/A          $  10.0734      $  11.6150
 Units outstanding at end of period .........       N/A             N/A              57,507         330,553
Research Enhanced Index Portfolio
 (From October 20, 1995)
 Beginning of period ........................   $ 10.0000       $ 10.2402        $  11.4374      $  12.0694
 End of period ..............................   $ 10.2402       $ 11.4374        $  12.0694      $  12.0629
 Units outstanding at end of period .........       1,937          52,791           238,691         403,214
High Yield Bond Portfolio
 (From August 8, 1997)
 Beginning of period ........................       N/A             N/A          $  10.0000      $  10.1766
 End of period ..............................       N/A             N/A          $  10.1766      $  10.0942
 Units outstanding at end of period .........       N/A             N/A             105,615         885,662
OCC ACCUMULATION TRUST
 (All Sub-Accounts From August 8, 1997)
Equity Portfolio
 Beginning of period ........................       N/A             N/A          $  10.0000      $  10.6410
 End of period ..............................       N/A             N/A          $  10.6410      $  11.7375
 Units outstanding at end of period .........       N/A             N/A              45,654         227,143
Global Equity Portfolio
 Beginning of period ........................       N/A             N/A          $  10.0000      $   9.4593
 End of period ..............................       N/A             N/A          $   9.4593      $  10.5673
 Units outstanding at end of period .........       N/A             N/A              18,968          70,138
Managed Portfolio
 Beginning of period ........................       N/A             N/A          $  10.0000      $  10.0801
 End of period ..............................       N/A             N/A          $  10.0801      $  10.6480
 Units outstanding at end of period .........       N/A             N/A             274,773       1,659,488
Small Cap Portfolio
 Beginning of period ........................       N/A             N/A          $  10.0000      $  10.1959
 End of period ..............................       N/A             N/A          $  10.1959      $   9.1466
 Units outstanding at end of period .........       N/A             N/A              48,630         252,954

   o The Sub-Accounts investing in The Alger American Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Northstar Galaxy Trust were not available through the Variable Account prior to 1995.

   o The Sub-Accounts investing in the Janus Aspen Series, Neuberger Berman AMT Limited Maturity Bond Portfolio and Partners Portfolio, the Northstar Galaxy Trust High Yield Bond Fund, the Northstar Galaxy Trust International Value Fund and OCC Accumulation Trust were not available through the Variable Account prior to August 8, 1997.

   o The Sub-Accounts investing in the Fidelity Variable Insurance Products Fund III and Neuberger Berman AMT Socially Responsive Portfolio were not available through the Variable Account prior to January 1, 1999.

   o The Sub-Account investing in the Fidelity VIP II Investment Grade Bond Portfolio was not available through the Variable Account prior to April 30, 1999.

                      STATEMENT OF ADDITIONAL INFORMATION
                               FOR NORTHERN LIFE

                              ADVANTAGE(SM) ANNUITY
                          ADVANTAGE CENTURY(SM) ANNUITY
                       ADVANTAGE CENTURY PLUS(SM) ANNUITY

                              ------------------

             INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                             SEPARATE ACCOUNT ONE
                                      AND
                        NORTHERN LIFE INSURANCE COMPANY



     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses dated December 29, 1999 (the "Prospectus") relating to the Individual Deferred Variable/Fixed Annuity Contracts issued by Separate Account One (the "Variable Account") and Northern Life Insurance Company (the "Company"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from the Company's Service Center at P.O. Box 5050, Minot, North Dakota 58702-5050, by calling 1-877-884-5050, or from Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401.


     Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.


                              ------------------
                               TABLE OF CONTENTS



                                                       PAGE
                                                     -------
Introduction .....................................    SAI-2
Custody of Assets ................................    SAI-2
Independent Auditors .............................    SAI-3
Distribution of the Contracts ....................    SAI-3
Calculation of Yields and Total Returns ..........    SAI-3
Company Holidays .................................    SAI-14
Financial Statements .............................    SAI-14


                              ------------------

   The date of this Statement of Additional Information is December 29, 1999.


                                     SAI-1

INTRODUCTION
     The Individual Deferred Variable/Fixed Annuity Contracts described in the Prospectus are flexible Purchase Payment Contracts. The Contracts are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" in the Prospectus.) Annuity Payouts under the Contracts are deferred until a later date selected by the Contract Owner.


     Purchase Payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of the Company, and/or to any available Fixed Account which for Flex Series, Transfer Series and Retail Series Contracts includes Fixed Account A, Fixed Account B and/or Fixed Account C and which for Plus Series Contracts includes Fixed Account A and/or Fixed Account C (which are part of the general account of the Company).


     Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds ("Funds"). The Funds currently are:

   o the Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Small Capitalization Portfolio of The Alger American Fund which are managed by Fred Alger Management, Inc.;

   o the VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Money Market Portfolio of the Variable Insurance Products Fund, VIP II Asset
      Manager: Growth Portfolio, VIP II Contrafund Portfolio, VIP II Index 500 Portfolio and VIP II Investment Grade Bond Portfolio of the Variable Insurance Products Fund II, and VIP III Growth Opportunities Portfolio of the Variable Insurance Products Fund III, all of which are managed by Fidelity Management & Research Company;

   o the Aggressive Growth Portfolio, Growth Portfolio, International Growth Portfolio and Worldwide Growth Portfolio of the Janus Aspen Series which are managed by Janus Capital Corporation;

   o the Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio of the Neuberger Berman Advisers Management Trust, which are managed by Neuberger Berman Management Inc. with assistance of Neuberger Berman, LLC as sub-adviser;

   o the Emerging Growth Portfolio, Growth + Value Portfolio, International Value Portfolio, Research Enhanced Index Portfolio, and High Yield Bond Portfolio of the Northstar Galaxy Trust which are managed by Northstar Investment Management Corporation; the Growth + Value Portfolio is sub-advised by Navellier Fund Management, Inc., the International Value Portfolio is sub-advised by Brandes Investment Partners, L.P., and the Research Enhanced Index Portfolio is sub-advised by J.P. Morgan Investment Management, Inc.;

   o the Equity Portfolio, Global Equity Portfolio, Managed Portfolio and Small Cap Portfolio of the OCC Accumulation Trust which are managed by OpCap Advisors, a subsidiary of Oppenheimer Capital.


     Purchase Payments allocated to any available Fixed Account, which may include Fixed Account A, Fixed Account B or Fixed Account C, which are part of the general account of the Company, will be credited with interest at a rate not less than 3% per year. Interest credited in excess of 3%, if any, will be determined at the sole discretion of the Company. That part of the Contract relating to any available Fixed Accounts, which may include Fixed Account A, Fixed Account B and Fixed Account C, is not registered under the Securities Act of 1933 and the Fixed Accounts are not subject to the restrictions of the Investment Company Act of 1940. (See Appendix A to the Prospectus.)


CUSTODY OF ASSETS
     The Company, whose address appears on the cover of the Prospectus, maintains custody of the assets of the Variable Account. As Custodian, the Company holds cash balances for the Variable Account pending investment in the Investment Funds or distribution. The Investment Fund shares owned by the Sub-accounts are reflected only on the records of the Funds and are not issued in certificated form.


                                     SAI-2

INDEPENDENT AUDITORS

     The financial statements as of December 31, 1998 and the two years then ended of Separate Account One and the statutory basis financial statements of Northern Life Insurance Company as of and for the two years ended December 31, 1998 and 1997, which are included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


DISTRIBUTION OF THE CONTRACTS
     The Contracts will be distributed by Washington Square Securities, Inc. ("WSSI"), the principal underwriter which is an affiliate of the Company. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.


     For the years ended December 31, 1996, 1997 and 1998, WSSI was paid fees by the Company in connection with distribution of the Transfer Series and Flex Series Contracts aggregating $1,123,993, $5,551,624, and $10,569,750, respectively. No fees have been paid to WSSI by the Company in connection with the distribution of the Retail Series or Plus Series Contracts as they were not available prior to November 3, 1999 for Retail Series Contracts or prior to December 29, 1999 for Plus Series Contracts.


     The offering of the Contracts is continuous.

     There are no special purchase plans or exchange privileges not described in the Prospectus. (See "Reduction of Charges" in the Prospectus.)


     No deduction for a sales charge is made from the Purchase Payments for the Contracts. However, if part or all of a Flex Series, Transfer Series or Retail Series Contract's value is withdrawn, Withdrawal Charges (which may be deemed to be Contingent Deferred Sales Charges) may be made by the Company. The method used to determine the amount of such charges is described in the Prospectus under the heading "Charges Made By The Company -- Withdrawal Charge (Contingent Deferred Sales Charge)." There is no difference in the amount of this charge or any of the other charges described in the Prospectus as between Contracts purchased by members of the public as individuals or groups, and Contracts purchased by any class of individuals, such as officers, directors or employees of the Company or of the Principal Underwriter, except that no Withdrawal Charges apply to Plus Series Contracts.


CALCULATION OF YIELDS AND TOTAL RETURNS
     From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

     Because of the charges and deductions imposed under a Contract, the yield for the Sub-Accounts will be lower than the yield for their respective portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

     VIP MONEY MARKET PORTFOLIO SUB-ACCOUNT YIELD. From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the VIP Money Market Portfolio or on its portfolio securities.

     The current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit of the Money Market Sub-Account at the beginning of the period dividing such net change in account value of the hypothetical account to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Contract Charge; 2) Administration Charge;


                                     SAI-3

3) the Mortality and Expense Risk Charges and 4) for Plus Series Contracts, the Product Charge. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 Annual Contract Charge deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:


     Current Yield = ((NCS - ES)/UV) x  (365/7)

     Where:

   NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account Accumulation Unit.

   ES = per unit expenses attributable to the hypothetical account for the seven-day period.

   UV =  The Accumulation Unit value on the first day of the seven-day period.

     The current yield of the sub-account for the seven day period ended December 31, 1998 was 3.43%.

     EFFECTIVE YIELD. The effective yield of the Money Market Sub-Account determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1 + ((NCS - ES)/UV)) 365/7 - 1

     Where:

   NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

   ES = per Accumulation Unit expenses attributable to the hypothetical account for the seven-day period.

   UV =  the Accumulation Unit value for the first day of the seven-day period.

     The effective yield of the sub-account for the seven day period ended December 31, 1998 was 3.49%.

     Because of the charges and deductions imposed under the Contracts, the yield for the Money Market Sub-Account will be lower than the yield for the VIP Money Market Portfolio.

     The current and effective yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio, the types and quality of portfolio securities held by VIP Money Market Portfolio and the VIP Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Sub-Account may also be presented for periods other than a seven-day period.

     OTHER SUB-ACCOUNT YIELDS. From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for a Contract for 30-day or one-month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Sub-Account during a 30-day or one-month period is assumed to be generated each period over a 12-month period.


     The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Sub-Account Accumulation Units less Sub-Account expenses for the period; by 2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include the Administration Charge, Mortality and Expense Risk Charges and, for Plus Series Contracts, the Product Charge. The yield calculation assumes an Annual Contract Charge of $30 per year per Contract deducted at the end



                                     SAI-4
of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average Annual Contract Charge per dollar of Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

     Yield = 2 x [(((NI - ES)/(U x UV)) + 1) 6 - 1]

     Where:

   NI = net income of the Portfolio for the 30-day or one-month period attributable to the Sub-Account's Accumulation Units.

   ES = expenses of the Sub-Account for the 30-day or one-month period.

   U  = the average number of Accumulation Units outstanding.

   UV = the Accumulation Unit value of the close (highest) of the last day in the 30-day or one-month period.

     The annualized yield for the Northstar Galaxy Trust High Yield Bond Portfolio Sub-Account for the month ended December 31, 1998 was 8.23%. The annualized yield for the Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio Sub-Account for the month ended December 31, 1998 was 5.05%. The VIP II Investment Grade Bond Portfolio Sub-Account was not available through the Variable Account prior to April 30, 1999. Therefore, the annualized yield for the VIP II Investment Grade Bond Portfolio Sub-Account for the month ended December 31, 1998 is not available.

     Because of the charges and deductions imposed under the Contract, the yield for the Sub-Account will be lower than the yield for the corresponding Fund.

     The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Fund and its operating expenses.


     Yield calculations do not take into account the Withdrawal Charges under the Contracts. The Withdrawal Charge for Transfer Series Contracts is equal to 2% to 6% of Purchase Payments paid during the six years prior to the withdrawal (including the year in which the withdrawal is made) on amounts withdrawn under the Contract. The Withdrawal Charge for Flex Series Contracts is equal to 1% to 8% of amounts withdrawn under the Contracts during the first 10 Contract Years. The Withdrawal Charge for Retail Series Contracts is equal to 2% to 7% of Purchase Payments paid during the six years prior to the withdrawal (including the year in which the withdrawal is made) on amounts withdrawn under the Contract. There is no Withdrawal Charge for Plus Series Contracts.


     AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time, excluding the money market Sub-Account.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.


     Average annual total returns will be calculated using Sub-Account Accumulation Unit values which the Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying Fund, the deductions for the Mortality and Expense Risk Charges, the Administration Charge, the Annual Contract Charge and, for Plus Series Contracts, the Product Charge. The calculation assumes that the Annual Contract Charge is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation also assumes full withdrawal of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Withdrawal Charge for any period less than six years for Transfer Series and Retail Series Contracts, and for any period less than 11 years for Flex Series



                                     SAI-5

Contracts. There is no Withdrawal Charge for Plus Series Contracts. The total return will then be calculated according to the following formula:


      TR = ((ERV/P) 1/N) - 1

   Where:

   TR =  The average annual total return net of Sub-Account recurring charges.

   ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

   P =   a hypothetical initial payment of $1,000.

   N =   the number of years in the period.

                                     SAI-6

     Following are the Average Annual Total Returns for Sub-Accounts as of December 31, 1998.



                                                                     FOR THE 1-YEAR PERIOD ENDED
SUB-ACCOUNT                                                                   12/31/98
------------------------------------------------------ -------------------------------------------------------
                                                           ++T.S.         F.S.          R.S.          P.S.
Alger American Growth Portfolio                             40.36%        35.27%        39.46%        45.55%
 (Sub-Account Inception: 10/20/95)
Alger American Leveraged AllCap Portfolio                   49.99%        44.20%        49.09%        55.16%
 (Sub-Account Inception: 10/20/95)
Alger American MidCap Growth Portfolio                      22.84%        19.00%        21.94%        28.05%
 (Sub-Account Inception: 10/20/95)
Alger American Small Capitalization Portfolio                8.27%         5.49%         7.37%        13.50%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Equity-Income Portfolio                         4.42%         1.92%         3.52%         9.66%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Growth Portfolio                               31.90%        27.41%        31.00%        37.10%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager: Growth Portfolio             10.28%         7.36%         9.38%        15.51%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Contrafund Portfolio                        22.52%        18.71%        21.62%        27.73%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Index 500 Portfolio                         20.89%        17.20%        19.99%        26.10%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Investment Grade Bond Portfolio             N/A           N/A           N/A           N/A
 (Sub-Account Inception: 4/30/99)
Fidelity VIP III Growth Opportunities Portfolio             N/A           N/A           N/A           N/A
 (Sub-Account Inception: 1/1/99)
Janus Aggressive Growth Portfolio                           26.74%        22.63%        25.84%        31.95%
 (Sub-Account Inception: 8/8/97)
Janus Growth Portfolio                                      28.12%        23.91%        27.22%        33.33%
 (Sub-Account Inception: 8/8/97)
Janus International Growth Portfolio                         9.95%         7.05%         9.05%        15.18%
 (Sub-Account Inception: 8/8/97)
Janus Worldwide Growth Portfolio                            21.48%        17.74%        20.58%        26.69%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust                  (2.71)%       (4.71)%       (3.61)%        2.53%
 Limited Maturity Bond Portfolio
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust                  (2.89)%       (4.87)%       (3.79)%        2.35%
 Partners Portfolio (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust                  N/A           N/A           N/A           N/A
 Socially Responsive Portfolio (d)
 (Sub-Account Inception: 1/1/99)
Northstar Galaxy Trust Emerging Growth                      10.02%         7.11%         9.12%        15.25%
 Portfolio (a) (Sub-Account Inception: 10/20/95)
Northstar Galaxy Trust Growth + Value Portfolio             12.02%         8.96%        11.12%        17.24%
 (Sub-Account Inception: 10/20/95)
Northstar Galaxy Trust International Value Portfolio         9.65%         6.77%         8.75%        14.88
 (Sub-Account Inception: 8/8/97)
Northstar Galaxy Trust Research Enhanced Index              (5.71)%       (7.48)%       (6.61)%       (0.46)%
 Portfolio(b) (Sub-Account Inception: 10/20/95)
Northstar Galaxy Trust High Yield Bond Portfolio            (6.46)%       (8.18)%       (7.36)%       (1.21)%
 (Sub-Account Inception: 8/8/97)
OCC Equity Portfolio (c)                                     4.65%         2.13%         3.75%         9.89%
 (Sub-Account Inception: 8/8/97)
OCC Global Equity Portfolio                                  6.06%         3.44%         5.16%        11.30%
 (Sub-Account Inception: 8/8/97)
OCC Managed Portfolio (c)                                   (0.02)%       (2.21)%       (0.92)%        5.22%
 (Sub-Account Inception: 8/8/97)
OCC Small Cap Portfolio (c)                                (15.94)%      (16.98)%      (16.84)%      (10.68)%


-----------------
 (Sub-Account Inception: 8/8/97)
++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract; R.S. = Retail Series Contract; P.S. = Plus Series Contract. (See "Withdrawal Charge (Contingent Deferred Sales Charge)" in the Prospectus.)


[WIDE TABLE CONTINUED FROM ABOVE]


                                                                    FOR THE PERIOD FROM DATE OF
                                                                    INCEPTION OF SUB-ACCOUNT TO
SUB-ACCOUNT                                                                  12/31/98
------------------------------------------------------ -----------------------------------------------------
                                                            T.S.          F.S.          R.S.         P.S.
Alger American Growth Portfolio                             23.64%        22.00%        23.64%      24.33%
 (Sub-Account Inception: 10/20/95)
Alger American Leveraged AllCap Portfolio                   24.75%        23.08%        24.75%      25.43%
 (Sub-Account Inception: 10/20/95)
Alger American MidCap Growth Portfolio                      14.35%        13.06%        14.35%      15.22%
 (Sub-Account Inception: 10/20/95)
Alger American Small Capitalization Portfolio                6.07%         5.13%         6.07%       7.13%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Equity-Income Portfolio                        16.40%        15.03%        16.40%      17.23%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Growth Portfolio                               20.31%        18.80%        20.31%      21.07%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager: Growth Portfolio             18.15%        16.71%        18.15%      18.94%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Contrafund Portfolio                        21.78%        20.22%        21.78%      22.51%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Index 500 Portfolio                         25.55%        23.85%        25.55%      26.22%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Investment Grade Bond Portfolio             N/A           N/A           N/A         N/A
 (Sub-Account Inception: 4/30/99)
Fidelity VIP III Growth Opportunities Portfolio             N/A           N/A           N/A         N/A
 (Sub-Account Inception: 1/1/99)
Janus Aggressive Growth Portfolio                           26.15%        22.91%        26.15%      29.47%
 (Sub-Account Inception: 8/8/97)
Janus Growth Portfolio                                      20.38%        17.49%        20.38%      23.76%
 (Sub-Account Inception: 8/8/97)
Janus International Growth Portfolio                         3.39%         1.59%         3.39%       7.01%
 (Sub-Account Inception: 8/8/97)
Janus Worldwide Growth Portfolio                            12.88%        10.47%        12.88%      16.37%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust                  (0.67)%       (2.20)%       (0.67)%      3.02%
 Limited Maturity Bond Portfolio
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust                  (0.28)%       (1.83)%       (0.28)%      3.40%
 Partners Portfolio (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust                  N/A           N/A           N/A         N/A
 Socially Responsive Portfolio (d)
 (Sub-Account Inception: 1/1/99)
Northstar Galaxy Trust Emerging Growth                      13.08%        11.84%        13.08%      13.98%
 Portfolio (a) (Sub-Account Inception: 10/20/95)
Northstar Galaxy Trust Growth + Value Portfolio             15.30%        13.97%        15.30%      16.15%
 (Sub-Account Inception: 10/20/95)
Northstar Galaxy Trust International Value Portfolio         7.22%         5.18%         7.22%      10.79%
 (Sub-Account Inception: 8/8/97)
Northstar Galaxy Trust Research Enhanced Index               4.51%         3.64%         4.51%       5.62%
 Portfolio(b) (Sub-Account Inception: 10/20/95)
Northstar Galaxy Trust High Yield Bond Portfolio            (3.57)%       (4.90)%       (3.57)%      0.17%
 (Sub-Account Inception: 8/8/97)
OCC Equity Portfolio (c)                                     8.08%         5.98%         8.08%      11.63%
 (Sub-Account Inception: 8/8/97)
OCC Global Equity Portfolio                                 (0.17)%       (1.73)%       (0.17)%      3.51%
 (Sub-Account Inception: 8/8/97)
OCC Managed Portfolio (c)                                    0.41%        (1.19)%        0.41%       4.08%
 (Sub-Account Inception: 8/8/97)
OCC Small Cap Portfolio (c)                                (10.56)%      (11.42)%      (10.56)%     (6.70)%


-----------------
 (Sub-Account Inception: 8/8/97)
++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract; R.S. = Retail Series Contract; P.S. = Plus Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" in the Prospectus.)


     From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Funds and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges currently in effect.


                                     SAI-7

Such average annual total return information for the Sub-Accounts is as follows:



                                                                           FOR THE 1-YEAR
                                                                            PERIOD ENDED
SUB-ACCOUNT                                                                   12/31/98
------------------------------------------------------ -------------------------------------------------------
                                                           ++T.S.         F.S.          R.S.          P.S.
Alger American Growth Portfolio                             40.36%        35.27%        39.46%        45.55%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                   49.99%        44.20%        49.09%        55.16%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                      22.84%        19.00%        21.94%        28.05%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                8.27%         5.49%         7.37%        13.50%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                         4.42%         1.92%         3.52%         9.66%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                               31.90%        27.41%        31.00%        37.10%
 (Portfolio Inception: 10/9/86)
Fidelity VIP II Asset Manager: Growth Portfolio             10.28%         7.36%         9.38%        15.51%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Contrafund Portfolio                        22.52%        18.71%        21.62%        27.73%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                         20.89%        17.20%        19.99%        26.10%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio              1.68%        (0.63)%        0.78%         6.92%
 (Portfolio Inception: 12/5/88)
Fidelity VIP III Growth Opportunities Portfolio             17.23%        13.80%        16.33%        22.45%
 (Portfolio Inception: 1/3/95)
Janus Aggressive Growth Portfolio                           26.74%        22.63%        25.84%        31.95%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                      28.12%        23.91%        27.22%        33.33%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                         9.95%         7.05%         9.05%        15.18%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                            21.48%        17.74%        20.58%        26.69%
 (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust                  (2.71)%       (4.71)%       (3.61)%        2.53%
 Limited Maturity Bond Portfolio
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust                  (2.89)%       (4.87)%       (3.79)%        2.35%
 Partners Portfolio
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust                  N/A           N/A           N/A           N/A
 Socially Responsive Portfolio (d)
 (Portfolio Inception: 2/18/99)
Northstar Galaxy Trust Emerging Growth Portfolio (a)        10.02%         7.11%         9.12%        15.25%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust Growth + Value Portfolio             12.02%         8.96%        11.12%        17.24%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust International Value Portfolio         9.65%         6.77%         8.75%        14.88%
 (Portfolio Inception: 8/8/97)
Northstar Galaxy Trust Research Enhanced                    (5.71)%       (7.48)%       (6.61)%       (0.46)%
 Index Portfolio (b)
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust High Yield Bond Portfolio            (6.46)%       (8.18)%       (7.36)%       (1.21)%
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (c)                                     4.65%         2.13%         3.75%         9.89%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                                  6.06%         3.44%         5.16%        11.30%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (c)                                   (0.02)%       (2.21)%       (0.92)%        5.22%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (c)                                (15.94)%      (16.98)%      (16.84)%      (10.68)%
 (Portfolio Inception: 8/1/88)




                                                                       FOR THE 5-YEAR
                                                                        PERIOD ENDED
SUB-ACCOUNT                                                               12/31/98
------------------------------------------------------ -----------------------------------------------
                                                           T.S.        F.S.        R.S.        P.S.
Alger American Growth Portfolio                            21.64%      20.85%      21.81%      21.79%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                  N/A         N/A         N/A         N/A
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                     16.74%      16.05%      16.93%      16.95%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio              10.83%      10.29%      11.07%      11.14%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                       16.54%      15.86%      16.74%      16.76%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                              19.49%      18.74%      19.67%      19.66%
 (Portfolio Inception: 10/9/86)
Fidelity VIP II Asset Manager: Growth Portfolio            N/A         N/A         N/A         N/A
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Contrafund Portfolio                       N/A         N/A         N/A         N/A
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                        21.48%      20.69%      21.64%      21.63%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio             4.38%       4.02%       4.68%       4.82%
 (Portfolio Inception: 12/5/88)
Fidelity VIP III Growth Opportunities Portfolio            N/A         N/A         N/A         N/A
 (Portfolio Inception: 1/3/95)
Janus Aggressive Growth Portfolio                          17.12%      16.42%      17.31%      17.32%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                     19.17%      18.43%      19.35%      19.35%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                       N/A         N/A         N/A         N/A
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                           19.07%      18.33%      19.25%      19.25%
 (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust                  2.84%       2.53%       3.16%       3.32%
 Limited Maturity Bond Portfolio
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust                 N/A         N/A         N/A         N/A
 Partners Portfolio
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust                 N/A         N/A         N/A         N/A
 Socially Responsive Portfolio (d)
 (Portfolio Inception: 2/18/99)
Northstar Galaxy Trust Emerging Growth Portfolio (a)       N/A         N/A         N/A         N/A
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust Growth + Value Portfolio            N/A         N/A         N/A         N/A
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust International Value Portfolio       N/A         N/A         N/A         N/A
 (Portfolio Inception: 8/8/97)
Northstar Galaxy Trust Research Enhanced                   N/A         N/A         N/A         N/A
 Index Portfolio (b)
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust High Yield Bond Portfolio           N/A         N/A         N/A         N/A
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (c)                                   18.06%      17.34%      18.25%      18.25%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                                N/A         N/A         N/A         N/A
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (c)                                  16.93%      16.24%      17.12%      17.14%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (c)                                 6.25%       5.83%       6.53%       6.64%
 (Portfolio Inception: 8/1/88)




                                     SAI-8

                                                                         FOR THE PERIOD FROM
                   FOR THE 10-YEAR                                      DATE OF INCEPTION OF
                    PERIOD ENDED                                            PORTFOLIO TO
                      12/31/98                                                12/31/98
-----------------------------------------------------   -----------------------------------------------------
    T.S.          F.S.          R.S.          P.S.          T.S.          F.S.          R.S.          P.S.
    N/A           N/A           N/A           N/A           20.19%        20.08%        20.19%        20.01%

    N/A           N/A           N/A           N/A           36.79%        35.00%        36.79%        37.05%

    N/A           N/A           N/A           N/A           21.36%        20.63%        21.49%        21.44%

    18.08%        18.08%        18.08%        17.90%        17.09%        17.09%        17.09%        16.92%

    13.85%        13.85%        13.85%        13.68%        12.65%        12.65%        12.65%        12.48%

    17.60%        17.60%        17.60%        17.43%        15.57%        15.57%        15.57%        15.40%

    N/A           N/A           N/A           N/A           18.88%        17.61%        18.88%        19.37%

    N/A           N/A           N/A           N/A           26.10%        24.61%        26.10%        26.47%

    N/A           N/A           N/A           N/A           19.28%        18.59%        19.28%        19.10%

     6.66%         6.66%         6.66%         6.50%         6.64%         6.64%         6.64%         6.48%

    N/A           N/A           N/A           N/A           23.73%        22.31%        23.73%        24.14%

    N/A           N/A           N/A           N/A           19.71%        18.98%        19.87%        19.84%

    N/A           N/A           N/A           N/A           18.64%        17.94%        18.81%        18.79%

    N/A           N/A           N/A           N/A           16.57%        15.62%        16.57%        16.83%

    N/A           N/A           N/A           N/A           21.81%        21.05%        21.96%        21.92%

     5.11%         5.11%         5.11%         4.95%         6.24%         6.24%         6.24%         6.08%

    N/A           N/A           N/A           N/A           17.44%        16.49%        17.44%        17.67%

    N/A           N/A           N/A           N/A           N/A           N/A           N/A           N/A

    N/A           N/A           N/A           N/A           12.58%        11.74%        12.58%        12.91%

    N/A           N/A           N/A           N/A           15.83%        14.90%        15.83%        16.11%

    N/A           N/A           N/A           N/A            7.22%         5.18%         6.59%        10.79%

    N/A           N/A           N/A           N/A            5.80%         5.16%         5.80%         6.26%

    N/A           N/A           N/A           N/A            7.18%         6.49%         7.18%         7.61%

    15.77%        15.77%        15.77%        15.60%        15.25%        15.25%        15.25%        15.08%

    N/A           N/A           N/A           N/A           13.34%        12.23%        13.34%        13.98%

    17.56%        17.56%        17.56%        17.39%        17.24%        17.24%        17.24%        17.06%

    11.49%        11.49%        11.49%        11.32%        11.16%        11.16%        11.16%        10.99%


-----------------

++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract; R.S. = Retail Series Contract; P.S. = Plus Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" in the Prospectus.)



                                     SAI-9

     The Company may also disclose average annual total returns for the Funds since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations.


     Such average annual total return information for the Funds is as follows:


                                                                                                           FOR THE PERIOD
                                                                                                            FROM DATE OF
                                                       FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    INCEPTION OF
                                                        PERIOD ENDED     PERIOD ENDED      PERIOD ENDED     PORTFOLIO TO
PORTFOLIO                                                 12/31/98         12/31/98          12/31/98         12/31/98
----------------------------------------------------- ---------------- ---------------- ----------------- ---------------
   Alger American Growth Portfolio                          48.07%           23.90%            N/A              22.02%
    (Portfolio Inception: 1/9/89)
   Alger American Leveraged AllCap Portfolio                57.83%           N/A               N/A              39.34%
    (Portfolio Inception: 1/25/95)
   Alger American MidCap Growth Portfolio                   30.30%           18.98%            N/A              23.50%
    (Portfolio Inception: 5/3/93)
   Alger American Small Capitalization Portfolio            15.53%           13.09%            19.85%           18.86%
    (Portfolio Inception: 9/21/88)
   Fidelity VIP Equity-Income Portfolio                     11.63%           18.77%            15.62%           14.41%
    (Portfolio Inception: 10/9/86)
   Fidelity VIP Growth Portfolio                            39.49%           21.74%            19.41%           17.35%
    (Portfolio Inception: 10/9/86)
   Fidelity VIP II Asset Manager: Growth Portfolio          17.57%           N/A               N/A              21.42%
    (Portfolio Inception: 1/3/95)
   Fidelity VIP II Contrafund Portfolio                     29.98%           N/A               N/A              28.62%
    (Portfolio Inception: 1/3/95)
   Fidelity VIP II Index 500 Portfolio                      28.33%           23.72%            N/A              21.16%
    (Portfolio Inception: 8/27/92)
   Fidelity VIP II Investment Grade Bond Portfolio           8.85%            6.70%             8.35%            8.34%
    (Portfolio Inception: 12/5/88)
   Fidelity VIP III Growth Opportunities Portfolio          24.61%           N/A               N/A              26.26%
    (Portfolio Inception: 1/3/95)
   Janus Aggressive Growth Portfolio                        34.26%           19.35%            N/A              21.91%
    (Portfolio Inception: 9/13/93)
   Janus Growth Portfolio                                   35.66%           21.41%            N/A              20.86%
    (Portfolio Inception: 9/13/93)
   Janus International Growth Portfolio                     17.23%           N/A               N/A              18.86%
    (Portfolio Inception: 5/2/94)
   Janus Worldwide Growth Portfolio                         28.92%           21.32%            N/A              24.01%
    (Portfolio Inception: 9/13/93)
   Neuberger Berman Advisers Management Trust                4.39%            5.18%             6.79%            7.90%
    Limited Maturity Bond Portfolio
    (Portfolio Inception: 9/10/84)
   Neuberger Berman Advisers Management Trust                4.21%           N/A               N/A              19.71%
    Partners Portfolio (Portfolio Inception: 3/22/94)
   Neuberger Berman Advisers Management Trust               N/A              N/A               N/A              N/A
    Socially Responsive Portfolio (d) (Portfolio
    Inception: 2/18/99)
   Northstar Galaxy Trust Emerging Growth                   17.30%           N/A               N/A              14.90%
    Portfolio (a)
    (Portfolio Inception: 5/6/94)
   Northstar Galaxy Trust Growth + Value Portfolio          19.33%           N/A               N/A              18.13%
    (Portfolio Inception: 5/6/94)
   Northstar Galaxy Trust International Value               16.93%           N/A               N/A              12.88%
    Portfolio
    (Since Inception 8/8/97)
   Northstar Galaxy Trust Research Enhanced                  1.35%           N/A               N/A               8.59%
    Index Portfolio (b)
    (Portfolio Inception: 5/6/94)
   Northstar Galaxy Trust High Yield Bond                    0.59%           N/A               N/A               9.92%
    Portfolio
    (Portfolio Inception: 5/6/94)
   OCC Equity Portfolio (c)                                 11.86%           20.41%            17.62%           17.06%
    (Portfolio Inception: 8/1/88)
   OCC Global Equity Portfolio                              13.29%           N/A               N/A              16.08%
    (Portfolio Inception: 3/1/95)
   OCC Managed Portfolio (c)                                 7.12%           19.25%            19.40%           19.04%
    (Portfolio Inception: 8/1/88)
   OCC Small Cap Portfolio (c)                              (9.03)%           8.53%            13.21%           12.85%
    (Portfolio Inception: 8/1/88)



                                     SAI-10

     OTHER TOTAL RETURNS. From time to time, sales literature or advertisements may quote average annual total returns that do not reflect the Withdrawal Charge. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts withdrawn. Because the Withdrawal Charge will not be reflected in those quotations, there is no differentiation between the Transfer Series Contracts, Flex Series Contracts, Retail Series Contracts and Plus Series Contracts. Listed in the chart below are the Average Annual Total Returns for the Sub-Accounts for the indicated periods.




                                                                                          FOR THE PERIOD
                                                                                           FROM DATE OF    FOR THE PERIOD
                                                        FOR THE 1-YEAR                     INCEPTION OF     FROM DATE OF
                                                         PERIOD ENDED    FOR THE 1-YEAR   SUB-ACCOUNT TO    INCEPTION OF
                                                           12/31/98       PERIOD ENDED       12/31/98      SUB-ACCOUNT TO
                                                          (T.S., F.S.       12/31/98        (T.S., F.S.       12/31/98
SUB-ACCOUNT                                                AND R.S.)         (P.S.)          AND R.S.)         (P.S.)
------------------------------------------------------ ---------------- ---------------- ---------------- ---------------
Alger American Growth Portfolio                              45.76%           45.55%           24.52%          24.33%
 (Sub-Account Inception: 10/20/95)
Alger American Leveraged AllCap Portfolio                    55.39%           55.16%           25.62%          25.43%
 (Sub-Account Inception: 10/20/95)
Alger American MidCap Growth Portfolio                       28.24%           28.05%           15.40%          15.22%
 (Sub-Account Inception: 10/20/95)
Alger American Small Capitalization Portfolio                13.67%           13.50%            7.29%           7.13%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Equity-Income Portfolio                          9.82%            9.66%           17.41%          17.23%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Growth Portfolio                                37.30%           37.10%           21.25%          21.07%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager: Growth Portfolio              15.68%           15.51%           19.12%          18.94%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Contrafund Portfolio                         27.92%           27.73%           22.70%          22.51%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Index 500 Portfolio                          26.29%           26.10%           26.40%          26.22%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Investment Grade Bond Portfolio              N/A              N/A              N/A             N/A
 (Sub-Account Inception: 4/30/99)
Fidelity VIP III Growth Opportunities Portfolio              N/A              N/A              N/A             N/A
 (Sub-Account Inception: 1/1/99)
Janus Aggressive Growth Portfolio                            32.14%           31.95%           29.66%          29.47%
 (Sub-Account Inception: 8/8/97)
Janus Growth Portfolio                                       33.52%           33.33%           23.95%          23.76%
 (Sub-Account Inception: 8/8/97)
Janus International Growth Portfolio                         15.35%           15.18%            7.17%           7.01%
 (Sub-Account Inception: 8/8/97)
Janus Worldwide Growth Portfolio                             26.88%           26.69%           16.54%          16.37%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust                    2.69%            2.53%            3.18%           3.02%
 Limited Maturity Bond Portfolio
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust                    2.51%            2.35%            3.56%           3.40%
 Partners Portfolio (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust                   N/A              N/A              N/A             N/A
 Socially Responsive Portfolio (d) (Sub-Account
 Inception: 1/1/99)
Northstar Galaxy Trust Emerging Growth Portfolio (a)         15.42%           15.25%           14.15%          13.98%
 (Sub-Account Inception: 10/20/95)
Northstar Galaxy Trust Growth + Value Portfolio              17.42%           17.24%           16.32%          16.15%
 (Sub-Account Inception: 10/20/95)
Northstar Galaxy Trust International Value Portfolio         15.05%           14.88%           10.95%          10.79%
 (Sub-Account Inception: 8/8/97)
Northstar Galaxy Trust Research Enhanced Index               (0.31)%          (0.46)%           5.78%           5.62%
 Portfolio (b)
 (Sub-Account Inception: 10/20/95)
Northstar Galaxy Trust High Yield Bond Portfolio             (1.06)%          (1.21)%           0.32%           0.17%
 (Sub-Account Inception: 8/8/97)
OCC Equity Portfolio (c)                                     10.05%            9.89%           11.80%          11.63%
 (Sub-Account Inception: 8/8/97)
OCC Global Equity Portfolio                                  11.46%           11.30%            3.67%           3.51%
 (Sub-Account Inception: 8/8/97)
OCC Managed Portfolio (c)                                     5.38%            5.22%            4.24%           4.08%
 (Sub-Account Inception: 8/8/97)
OCC Small Cap Portfolio (c)                                 (10.54)%         (10.68)%          (6.55)%         (6.70)%
 (Sub-Account Inception: 8/8/97)


                                     SAI-11

     The Average Annual Total Returns listed below do not reflect deduction of the Withdrawal Charge and are calculated based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the funds:


                                                                                                               FOR THE PERIOD
                                                                                                                FROM DATE OF
                                                           FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    INCEPTION OF
                                                            PERIOD ENDED     PERIOD ENDED      PERIOD ENDED     PORTFOLIO TO
                                                              12/31/98         12/31/98          12/31/98         12/31/98
                                                            (T.S., F.S.,     (T.S., F.S.,      (T.S., F.S.,     (T.S., F.S.,
SUB-ACCOUNT                                                   AND R.S.)        AND R.S.)        AND R.S.)        AND R.S.)
--------------------------------------------------------- ---------------- ---------------- ----------------- ---------------
Alger American Growth Portfolio                                 45.76%           21.97%            N/A              20.19%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                       55.39%           N/A               N/A              37.25%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                          28.24%           17.13%            N/A              21.62%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                   13.67%           11.31%            18.08%           17.09%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                             9.82%           16.93%            13.85%           12.65%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                                   37.30%           19.84%            17.60%           15.57%
 (Portfolio Inception: 10/9/86)
Fidelity VIP II Asset Manager: Growth Portfolio                 15.68%           N/A               N/A              19.54%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Contrafund Portfolio                            27.92%           N/A               N/A              26.65%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                             26.29%           21.81%            N/A              19.28%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio                  7.08%            4.98%             6.66%            6.64%
 (Portfolio Inception: 12/5/88)
Fidelity VIP III Growth Opportunities Portfolio                 22.63%           N/A               N/A              24.32%
 (Portfolio Inception: 1/3/95)
Janus Aggressive Growth Portfolio                               32.14%           17.50%            N/A              20.02%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                          33.52%           19.52%            N/A              18.97%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                            15.35%           N/A               N/A              17.01%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                                26.88%           19.43%            N/A              22.10%
 (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust                       2.69%            3.48%             5.11%            6.24%
 Limited Maturity Bond Portfolio
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust                       2.51%           N/A               N/A              17.85%
 Partners Portfolio (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially             N/A              N/A               N/A              N/A
 Responsive Portfolio (d) (Portfolio Inception: 2/18/99)
Northstar Galaxy Trust Emerging Growth Portfolio (a)            15.42%           N/A               N/A              13.08%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust Growth + Value Portfolio                 17.42%           N/A               N/A              16.28%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust International Value Portfolio            15.05%           N/A               N/A              10.95%
 (Portfolio Inception: 8/8/97)
Northstar Galaxy Trust Research Enhanced Index                  (0.31)%          N/A               N/A               6.42%
 Portfolio (b)
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust High Yield Bond Portfolio                (1.06)%          N/A               N/A               7.77%
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (c)                                        10.05%           18.43%            15.77%           15.25%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                                     11.46%           N/A               N/A              14.15%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (c)                                        5.38%           17.31%            17.56%           17.24%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (c)                                    (10.54)%           6.80%            11.49%           11.16%
 (Portfolio Inception: 8/1/88)




                                     SAI-12

                                                                                                               FOR THE PERIOD
                                                                                                                FROM DATE OF
                                                           FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    INCEPTION OF
                                                            PERIOD ENDED     PERIOD ENDED      PERIOD ENDED     PORTFOLIO TO
                                                              12/31/98         12/31/98          12/31/98         12/31/98
SUB-ACCOUNT                                                    (P.S.)           (P.S.)            (P.S.)           (P.S.)
--------------------------------------------------------- ---------------- ---------------- ----------------- ---------------
Alger American Growth Portfolio                                 45.55%           21.79%            N/A              20.01%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                       55.16%           N/A               N/A              37.05%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                          28.05%           16.95%            N/A              21.44%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                   13.50%           11.14%            17.90%           16.92%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                             9.66%           16.76%            13.68%           12.48%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                                   37.10%           19.66%            17.43%           15.40%
 (Portfolio Inception: 10/9/86)
Fidelity VIP II Asset Manager: Growth Portfolio                 15.51%           N/A               N/A              19.37%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Contrafund Portfolio                            27.73%           N/A               N/A              26.47%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                             26.10%           21.63%            N/A              19.10%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio                  6.92%            4.82%             6.50%            6.48%
 (Portfolio Inception: 12/5/88)
Fidelity VIP III Growth Opportunities Portfolio                 22.45%           N/A               N/A              24.14%
 (Portfolio Inception: 1/3/95)
Janus Aggressive Growth Portfolio                               31.95%           17.32%            N/A              19.84%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                          33.33%           19.35%            N/A              18.79%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                            15.18%           N/A               N/A              16.83%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                                26.69%           19.25%            N/A              21.92%
 (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust                       2.53%            3.32%             4.95%            6.08%
 Limited Maturity Bond Portfolio
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust                       2.35%           N/A               N/A              17.67%
 Partners Portfolio (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially             N/A              N/A               N/A              N/A
 Responsive Portfolio (d) (Portfolio Inception: 2/18/99)
Northstar Galaxy Trust Emerging Growth Portfolio (a)            15.25%           N/A               N/A              12.91%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust Growth + Value Portfolio                 17.24%           N/A               N/A              16.11%
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust International Value Portfolio            14.88%           N/A               N/A              10.79%
 (Portfolio Inception: 8/8/97)
Northstar Galaxy Trust Research Enhanced Index                  (0.46)%          N/A               N/A               6.26%
 Portfolio (b)
 (Portfolio Inception: 5/6/94)
Northstar Galaxy Trust High Yield Bond Portfolio                (1.21)%          N/A               N/A               7.61%
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (c)                                         9.89%           18.25%            15.60%           15.08%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                                     11.30%           N/A               N/A              13.98%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (c)                                        5.22%           17.14%            17.39%           17.06%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (c)                                    (10.68)%           6.64%            11.32%           10.99%
 (Portfolio Inception: 8/1/88)


                                     SAI-13

(a) The Northstar Galaxy Trust Emerging Growth Portfolio (formerly the Northstar Galaxy Trust Income and Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation.

(b) The Northstar Galaxy Trust Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.

(c) On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity, Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for the Equity, Managed, and Small Cap Portfolios of the Trust reflect the performance of the Equity, Managed, and Small Cap Portfolios of the Old Trust.

(d) The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio had not commenced operations as of December 31, 1998.

     The Company may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

      ERV/P - 1 CTR =

   Where:

     CTR = the Cumulative Total Return net of Sub-Account recurring charges for the period.

     ERV = the ending redeemable value of the hypothetical investment at the end of the period.

     P    = a hypothetical single payment of $1,000.

     EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Annual Contract Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Accounts based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Charge in yield and total return quotations, the annual charge is converted into a per-dollar of per-day charge based on the Annual Contract Charges collected from the average total assets of the Variable Account and the Fixed Accounts during the calendar year.


COMPANY HOLIDAYS

     The Company is closed on the following holidays: New Year's Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day (and the day following Thanksgiving Day), Christmas Day, and New Year's Eve. Holidays that fall on a Saturday will be recognized on the previous Friday. Holidays that fall on a Sunday will be recognized on the following Monday.



FINANCIAL STATEMENTS
     The Statement of Additional Information incorporates by reference the Financial Statements for the Separate Account One as of December 31, 1998 and for the two years ended December 31, 1998 and 1997. Deloitte & Touche LLP serves as independent auditors for the Separate Account One. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Separate Account One.

     The financial statements for the Company as of and for the years ended December 31, 1998 and 1997 have been prepared on the basis of statutory accounting principles ("STAT") rather than generally accepted accounting principles ("GAAP"). The financial statements of the Company, which are incorporated by reference in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account One.


                                     SAI-14

                      NORTHERN LIFE SEPARATE ACCOUNT ONE

                               TABLE OF CONTENTS





                                                                                          PAGE(S)
                                                                                         --------
  Independent Auditors' Report .......................................................    SAI-16
  Statement of Assets and Liabilities as of December 31, 1998 ........................    SAI-17
  Statements of Operations and Changes in Contract Owners' Equity for the years ended
  December 31, 1998 and 1997 .........................................................    SAI-18
  Notes to Financial Statements ......................................................    SAI-30




                                     SAI-15

                         INDEPENDENT AUDITORS' REPORT




Board of Directors
Northern Life Insurance
Company and Contract Owners of
Northern Life Separate Account One:


     We have audited the accompanying statement of assets and liabilities of Northern Life Separate Account One as of December 31, 1998 and the related statements of operations and changes in contract owners' equity for the years ended December 31, 1998 and 1997 (consisting of the portfolios listed within the statements of operations and changes in contract owners' equity). These financial statements are the responsibility of the management of Northern Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

     We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1998, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Northern Life Separate Account One as of December 31, 1998 and the results of its operations and changes in its contract owners' equity for the years ended December 31, 1998 and 1997, in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP


Minneapolis, Minnesota
February 19, 1999

                                     SAI-16

                      NORTHERN LIFE SEPARATE ACCOUNT ONE
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1998
                         (In Thousands, Except Shares)




                                                               SHARES         COST       MARKET VALUE
                                                            -----------   -----------   -------------
ASSETS:
---------------------------------------------------------
Investments in mutual funds at market value:
Fidelity's Variable Insurance Products Fund (VIP) and
 Variable Insurance Products Fund II (VIP II):
 Money Market Portfolio .................................    6,866,372     $  6,866        $  6,866
 Asset Manager Portfolio ................................      457,994        7,726           8,317
 Asset Manager: Growth Portfolio ........................      674,026       10,568          11,479
 Equity-Income Portfolio ................................    1,223,890       28,602          31,111
 Growth Portfolio .......................................      463,937       16,688          20,817
 Overseas Portfolio .....................................      246,095        4,732           4,934
 Index 500 Portfolio ....................................      502,041       59,333          70,913
 Contrafund Portfolio ...................................    1,654,356       31,943          40,433
The Alger American Fund:
 Alger American Small Capitalization ....................      216,252        8,866           9,509
 Alger American Growth Portfolio ........................      365,206       16,038          19,436
 Alger American MidCap Growth Portfolio .................      325,880        7,626           9,408
 Alger American Leverage AllCap Portfolio ...............      293,613        7,850          10,247
Janus Aspen Series:
 Aggressive Growth Portfolio ............................       75,196        1,661           2,075
 Growth Portfolio .......................................      381,976        7,616           8,992
 International Growth Portfolio .........................      143,565        2,903           3,054
 Worldwide Growth Portfolio .............................      884,435       23,850          25,728
Neuberger Berman Advisers Management Trust:
 Limited Maturity Bond Portfolio ........................      160,230        2,187           2,214
 Partners Portfolio .....................................      882,883       16,880          16,713
Northstar Galaxy Trust:
 Northstar Growth + Value Portfolio .....................    1,161,146       17,731          21,783
 Northstar High-Yield Bond Portfolio ....................    1,837,691        9,160           8,950
 Northstar Emerging Growth Portfolio ....................      368,928        4,816           5,209
 Northstar International Value Portfolio ................      346,845        3,777           3,843
 Northstar Multi-Sector Bond Portfolio ..................    1,008,138        5,131           4,869
OCC Accumulation Trust:
 Equity Portfolio .......................................       68,966        2,559           2,669
 Global Equity Portfolio ................................       48,083          784             742
 Managed Portfolio ......................................      404,428       17,470          17,690
 Small Cap Portfolio ....................................      100,265        2,447           2,316
                                                                           --------        --------
 Total Investments ......................................                  $325,810
  Total Assets ..........................................                                  $370,317
                                                                                           ========
LIABILITIES AND CONTRACT OWNERS' EQUITY:
----------------------------------------------------------
 Due to Northern Life Insurance Company for
  contract charges ......................................                                  $    430
 Contract Owners' Equity ................................                                   369,887
                                                                                           --------
  Total Liabilities and Contract Owners' Equity .........                                  $370,317
                                                                                           ========

    The accompanying notes are an integral part of the financial statements.

                                     SAI-17

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                          STATEMENTS OF OPERATIONS AND
                       CHANGES IN CONTRACT OWNERS' EQUITY
                 For the years ended December 31, 1998 and 1997
                                 (In Thousands)



                                                                                                    FIDELITY'S VIP
                                                              TOTAL ALL FUNDS                   MONEY MARKET PORTFOLIO
                                                    ----------------------------------- ---------------------------------------
                                                           1998              1997               1998                1997
                                                    ----------------- ----------------- ------------------- -------------------
Net investment income (loss):
 Reinvested dividend income .......................  $         2,612   $          763     $           269     $           150
 Reinvested capital gains .........................            9,242            1,327                  --                  --
 Administrative expenses ..........................           (3,584)          (1,154)                (73)                (41)
                                                     ---------------   --------------     ---------------     ---------------
 Net investment income (loss)
  and capital gains: ..............................            8,270              936                 196                 109
                                                     ---------------   --------------     ---------------     ---------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on
  redemptions of fund shares ......................            4,490            1,570                  --                  --
 Increase (decrease) in unrealized
  appreciation of investments .....................           34,101            9,174                  --                  --
                                                     ---------------   --------------     ---------------     ---------------
   Net realized and unrealized
    gains (losses) ................................           38,591           10,744                  --                  --
                                                     ---------------   --------------     ---------------     ---------------
   Additions (reductions) from operations .........           46,861           11,680                 196                 109
                                                     ---------------   --------------     ---------------     ---------------
Contract Owners' transactions:
 Net premium payments .............................          186,757           85,886               4,697               5,425
 Surrenders .......................................           (5,900)          (2,114)               (256)               (249)
 Policy loans .....................................           (1,837)            (746)                (25)                (26)
 Transfers between sub-accounts
  and/or fixed account ............................           10,128            8,613              (2,617)             (1,494)
 Death benefits ...................................             (500)             (75)                 --                  --
 Loan collateral interest .........................               31                5                   1                  --
                                                     ---------------   --------------     ---------------     ---------------
   Additions (reductions) for Contract
    Owners' transactions ..........................          188,679           91,569               1,800               3,656
                                                     ---------------   --------------     ---------------     ---------------
   Net additions (reductions) for the year ........          235,540          103,249               1,996               3,765

Contract Owners' Equity, beginning of the year.....          134,347           31,098               4,863               1,098
                                                     ---------------   --------------     ---------------     ---------------
Contract Owners' Equity, end of the year ..........  $       369,887   $      134,347     $         6,859     $         4,863
                                                     ===============   ==============     ===============     ===============

Units Outstanding, beginning of the year ..........    9,878,013.401    2,675,715.216         446,457.715         104,844.463
Units Outstanding, end of the year ................   23,758,775.232    9,878,013.401         605,376.014         446,457.715

Net Asset Value per Unit: .........................              --               --      $     11.329355     $     10.892569

    The accompanying notes are an integral part of the financial statements.

                                     SAI-18

                         STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED



           FIDELITY'S VIP II                       FIDELITY'S VIP II                          FIDELITY'S VIP
        ASSET MANAGER PORTFOLIO             ASSET MANAGER: GROWTH PORTFOLIO               EQUITY-INCOME PORTFOLIO
--------------------------------------- --------------------------------------- -------------------------------------------
        1998                1997                1998                1997                 1998                  1997
------------------- ------------------- ------------------- ------------------- --------------------- ---------------------
  $           102     $            32     $           101     $             1     $             238     $              89
              306                  82                 472                  --                   846                   449
              (73)                (26)               (115)                (36)                 (371)                 (145)
  ---------------     ---------------     ---------------     ---------------     -----------------     -----------------

              335                  88                 458                 (35)                  713                   393
  ---------------     ---------------     ---------------     ---------------     -----------------     -----------------

               11                  24                 296                  50                   649                   143
              367                 178                 460                 431                   711                 1,551
  ---------------     ---------------     ---------------     ---------------     -----------------     -----------------

              378                 202                 756                 481                 1,360                 1,694
  ---------------     ---------------     ---------------     ---------------     -----------------     -----------------
              713                 290               1,214                 446                 2,073                 2,087
  ---------------     ---------------     ---------------     ---------------     -----------------     -----------------

            4,346               1,800               6,444               2,802                14,758                 8,372
             (108)                (21)               (183)                (55)                 (526)                 (156)
              (26)                (23)                (56)                (29)                 (163)                 (100)
              495                 125                (401)                582                  (795)                1,198
              (42)                 --                  --                 (16)                 (147)                   --
                1                  --                   1                  --                     4                     1
  ---------------     ---------------     ---------------     ---------------     -----------------     -----------------

            4,666               1,881               5,805               3,284                13,131                 9,315
  ---------------     ---------------     ---------------     ---------------     -----------------     -----------------
            5,379               2,171               7,019               3,730                15,204                11,402

            2,929                 758               4,446                 716                15,871                 4,469
  ---------------     ---------------     ---------------     ---------------     -----------------     -----------------
  $         8,308     $         2,929     $        11,465     $         4,446     $          31,075     $          15,871
  ===============     ===============     ===============     ===============     =================     =================

      208,314.653          64,182.784         293,160.469          58,201.338         1,040,329.208           370,036.342
      520,820.052         208,314.653         652,013.324         293,160.469         1,850,470.195         1,040,329.208

  $     15.952014     $     14.060575     $     17.584679     $     15.167515     $       16.793113     $       15.255943

    The accompanying notes are an integral part of the financial statements.

                                     SAI-19

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1998 and 1997
                                (In Thousands)



                                                                      FIDELITY'S VIP
                                                                     GROWTH PORTFOLIO
                                                         -----------------------------------------
                                                                  1998                 1997
                                                         --------------------- -------------------
Net investment income (loss):
 Reinvested dividend income ............................   $              46     $            19
 Reinvested capital gains ..............................               1,195                  83
 Administrative expenses ...............................                (217)                (84)
                                                           -----------------     ---------------
 Net investment income (loss)
  and capital gains: ...................................               1,024                  18
                                                           -----------------     ---------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on
  redemptions of fund shares ...........................                 449                  40
 Increase (decrease) in unrealized
  appreciation of investments ..........................               3,182                 864
                                                           -----------------     ---------------
   Net realized and unrealized
    gains (losses) .....................................               3,631                 904
                                                           -----------------     ---------------
   Additions (reductions) from operations ..............               4,655                 922
                                                           -----------------     ---------------
Contract Owners' transactions:
 Net premium payments ..................................               7,114               4,762
 Surrenders ............................................                (299)               (103)
 Policy loans ..........................................                (139)                (49)
 Transfers between sub-accounts
  and/or fixed account .................................               1,025                 594
 Death benefits ........................................                 (19)                (10)
 Loan collateral interest ..............................                   3                   1
                                                           -----------------     ---------------
   Additions (reductions) for Contract Owners'
    transactions .......................................               7,685               5,195
                                                           -----------------     ---------------
   Net additions (reductions) for
    the year ...........................................              12,340               6,117

Contract Owners' Equity, beginning of the year .........               8,453               2,336
                                                           -----------------     ---------------
Contract Owners' Equity, end of the year ...............   $          20,793     $         8,453
                                                           =================     ===============

Units Outstanding, beginning of the year ...............         624,733.968         210,258.492
Units Outstanding, end of the year .....................       1,117,354.994         624,733.968

Net Asset Value per Unit: ..............................   $       18.608901     $     13.528573



[WIDE TABLE CONTINUED FROM ABOVE]

                                                                      FIDELITY'S VIP
                                                                    OVERSEAS PORTFOLIO
                                                         -----------------------------------------
                                                                 1998                 1997
                                                         ------------------- ---------------------
Net investment income (loss):
 Reinvested dividend income ............................   $            76      $           25
 Reinvested capital gains ..............................               223                  99
 Administrative expenses ...............................               (73)                (42)
                                                           ---------------      --------------
 Net investment income (loss)
  and capital gains: ...................................               226                  82
                                                           ---------------      --------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on
  redemptions of fund shares ...........................                36                  64
 Increase (decrease) in unrealized
  appreciation of investments ..........................               167                 (27)
                                                           ---------------      --------------
   Net realized and unrealized
    gains (losses) .....................................               203                  37
                                                           ---------------      --------------
   Additions (reductions) from operations ..............               429                 119
                                                           ---------------      --------------
Contract Owners' transactions:
 Net premium payments ..................................             1,561               2,624
 Surrenders ............................................              (162)               (143)
 Policy loans ..........................................               (28)                (33)
 Transfers between sub-accounts
  and/or fixed account .................................              (642)                (25)
 Death benefits ........................................                --                  (3)
 Loan collateral interest ..............................                 1                  --
                                                           ---------------      --------------
   Additions (reductions) for Contract Owners'
    transactions .......................................               730               2,420
                                                           ---------------      --------------
   Net additions (reductions) for
    the year ...........................................             1,159               2,539

Contract Owners' Equity, beginning of the year .........             3,770               1,231
                                                           ---------------      --------------
Contract Owners' Equity, end of the year ...............   $         4,929      $        3,770
                                                           ===============      ==============

Units Outstanding, beginning of the year ...............       297,559.671         106,840.466
Units Outstanding, end of the year .....................       349,988.575         297,559.671

Net Asset Value per Unit: ..............................   $     14.081780      $    12.665346

    The accompanying notes are an integral part of the financial statements.

                                     SAI-20

                         STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED



             FIDELITY'S VIP II                             FIDELITY'S VIP II                           ALGER AMERICAN
            INDEX 500 PORTFOLIO                          CONTRAFUND PORTFOLIO                  SMALL CAPITALIZATION PORTFOLIO
-------------------------------------------  --------------------------------------------- ---------------------------------------
         1998                  1997                   1998                   1997                  1998                1997
--------------------- ---------------------  --------------------- ----------------------- ------------------- -------------------
  $             286     $              42      $             126      $             39       $            --     $            --
                662                    86                    926                   103                   941                 138
               (658)                 (163)                  (415)                 (151)                 (118)                (67)
  -----------------     -----------------      -----------------      ----------------       ---------------     ---------------

                290                   (35)                   637                    (9)                  823                  71
  -----------------     -----------------      -----------------      ----------------       ---------------     ---------------

                450                   842                    255                   134                    27                 (39)

              9,831                 1,533                  6,432                 1,759                   259                 387
  -----------------     -----------------      -----------------      ----------------       ---------------     ---------------

             10,281                 2,375                  6,687                 1,893                   286                 348
  -----------------     -----------------      -----------------      ----------------       ---------------     ---------------
             10,571                 2,340                  7,324                 1,884                 1,109                 419
  -----------------     -----------------      -----------------      ----------------       ---------------     ---------------

             36,377                14,610                 16,445                10,713                 3,266               2,917
               (951)                 (244)                  (739)                 (169)                 (108)                (90)
               (417)                 (146)                  (263)                 (102)                  (51)                (16)

              3,296                 2,460                    674                   768                  (572)                (21)
                (45)                   --                    (13)                  (11)                   --                  --
                  6                     1                      4                     1                     1                  --
  -----------------     -----------------      -----------------      ----------------       ---------------     ---------------

             38,266                16,681                 16,108                11,200                 2,536               2,790
  -----------------     -----------------      -----------------      ----------------       ---------------     ---------------
             48,837                19,021                 23,432                13,084                 3,645               3,209

             21,994                 2,973                 16,952                 3,868                 5,852               2,643
  -----------------     -----------------      -----------------      ----------------       ---------------     ---------------
  $          70,831     $          21,994      $          40,384      $         16,952       $         9,497     $         5,852
  =================     =================      =================      ================       ===============     ===============

      1,310,991.579           231,904.126          1,124,760.300           314,102.807           527,947.156         261,902.389
      3,336,587.033         1,310,991.579          2,090,469.402         1,124,760.300           751,967.322         527,947.156

  $       21.228526     $       16.775721      $       19.318070      $      15.071819       $     12.630064     $     11.086367



    The accompanying notes are an integral part of the financial statements.

                                     SAI-21

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1998 and 1997
                                (In Thousands)



                                                                      ALGER AMERICAN
                                                                     GROWTH PORTFOLIO
                                                         -----------------------------------------
                                                                 1998                 1997
                                                         ------------------- ---------------------
Net investment income (loss):
 Reinvested dividend income ............................   $            22      $           10
 Reinvested capital gains ..............................             1,332                  19
 Administrative expenses ...............................              (158)                (56)
                                                           ---------------      --------------
 Net investment income (loss) and
  capital gains: .......................................             1,196                 (27)
                                                           ---------------      --------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares ..........................................               592                  40
 Increase (decrease) in unrealized appreciation
  of investments .......................................             2,678                 629
                                                           ---------------      --------------
   Net realized and unrealized
    gains (losses) .....................................             3,270                 669
                                                           ---------------      --------------
   Additions (reductions) from operations ..............             4,466                 642
                                                           ---------------      --------------
Contract Owners' transactions:
 Net premium payments ..................................             7,649               2,855
 Surrenders ............................................              (259)                (64)
 Policy loans ..........................................               (89)                (21)
 Transfers between sub-accounts and/or fixed
  account ..............................................             2,085                 362
 Death benefits ........................................               (27)                 (7)
 Loan collateral interest ..............................                 1                  --
                                                           ---------------      --------------
   Additions (reductions) for Contract
    Owners' transactions ...............................             9,360               3,125
                                                           ---------------      --------------
   Net additions (reductions) for the year .............            13,826               3,767

Contract Owners' Equity, beginning of the year .........             5,588               1,821
                                                           ---------------      --------------
Contract Owners' Equity, end of the year ...............   $        19,414      $        5,588
                                                           ===============      ==============

Units Outstanding, beginning of the year ...............       402,924.566         162,852.097
Units Outstanding, end of the year .....................       958,685.252         402,924.566

Net Asset Value per Unit: ..............................   $     20.250135      $    13.868396



[WIDE TABLE CONTINUED FROM ABOVE]

                                                                     ALGER AMERICAN
                                                                 MIDCAP GROWTH PORTFOLIO
                                                         ---------------------------------------
                                                                 1998                1997
                                                         ------------------- -------------------
Net investment income (loss):
 Reinvested dividend income ............................   $            --     $             2
 Reinvested capital gains ..............................               542                  49
 Administrative expenses ...............................              (103)                (61)
                                                           ---------------     ---------------
 Net investment income (loss) and
  capital gains: .......................................               439                 (10)
                                                           ---------------     ---------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares ..........................................               124                  27
 Increase (decrease) in unrealized appreciation
  of investments .......................................             1,294                 416
                                                           ---------------     ---------------
   Net realized and unrealized
    gains (losses) .....................................             1,418                 443
                                                           ---------------     ---------------
   Additions (reductions) from operations ..............             1,857                 433
                                                           ---------------     ---------------
Contract Owners' transactions:
 Net premium payments ..................................             2,530               1,777
 Surrenders ............................................              (182)                (65)
 Policy loans ..........................................               (40)                (24)
 Transfers between sub-accounts and/or fixed
  account ..............................................               225                 421
 Death benefits ........................................               (14)                 --
 Loan collateral interest ..............................                 1                  --
                                                           ---------------     ---------------
   Additions (reductions) for Contract
    Owners' transactions ...............................             2,520               2,109
                                                           ---------------     ---------------
   Net additions (reductions) for the year .............             4,377               2,542

Contract Owners' Equity, beginning of the year .........             5,020               2,478
                                                           ---------------     ---------------
Contract Owners' Equity, end of the year ...............   $         9,397     $         5,020
                                                           ===============     ===============

Units Outstanding, beginning of the year ...............       405,579.543         227,029.231
Units Outstanding, end of the year .....................       590,793.803         405,579,543

Net Asset Value per Unit: ..............................   $     15.905871     $     12.379085

    The accompanying notes are an integral part of the financial statements.

                                     SAI-22

                         STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED



             ALGER AMERICAN                          JANUS ASPEN SERIES                       JANUS ASPEN SERIES
        LEVERAGE ALLCAP PORTFOLIO               AGGRESSIVE GROWTH PORTFOLIO                    GROWTH PORTFOLIO
----------------------------------------- ---------------------------------------- ----------------------------------------
        1998                 1997                  1998                1997                1998                1997
------------------- --------------------- --------------------- ------------------ ------------------- --------------------

  $            --      $           --        $           --       $           --     $           132      $           2
              215                  --                    --                   --                 105                 --
              (85)                (43)                  (13)                  --                 (59)                (2)
  ---------------      --------------        --------------       --------------     ---------------      -------------

              130                 (43)                  (13)                  --                 178                 --
  ---------------      --------------        --------------       --------------     ---------------      -------------

              882                  69                     7                   --                  18                  2

            1,999                 360                   407                    7               1,375                  1
  ---------------      --------------        --------------       --------------     ---------------      -------------

            2,881                 429                   414                    7               1,393                  3
  ---------------      --------------        --------------       --------------     ---------------      -------------
            3,011                 386                   401                    7               1,571                  3
  ---------------      --------------        --------------       --------------     ---------------      -------------

            2,583               2,042                 1,359                  178               5,914                737
             (307)               (207)                   (5)                  --                 (84)                --
              (62)                (27)                   (7)                  --                 (49)                (9)

            1,560                (184)                  133                    6                 796                102
              (35)                 (4)                   --                   --                  --                 --
                1                  --                    --                   --                  --                 --
  ---------------      --------------        --------------       --------------     ---------------      -------------

            3,740               1,620                 1,480                  184               6,577                830
  ---------------      --------------        --------------       --------------     ---------------      -------------
            6,751               2,006                 1,881                  191               8,148                833

            3,484               1,478                   191                   --                 833                 --
  ---------------      --------------        --------------       --------------     ---------------      -------------
  $        10,235      $        3,484        $        2,072       $          191     $         8,981      $         833
  ===============      ==============        ==============       ==============     ===============      ==============

      260,379.569         130,393.355            17,505.521                   --          82,286.238                 --
      491,436.239         260,379.569           143,610.929           17,505.521         662,697.182         82,286.238

  $     20.826047      $    13.380857        $    14.429920       $    10.899289     $     13.552209      $   10.130654

    The accompanying notes are an integral part of the financial statements.

                                     SAI-23

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1998 and 1997
                                (In Thousands)



                                                                    JANUS ASPEN SERIES
                                                              INTERNATIONAL GROWTH PORTFOLIO
                                                         ----------------------------------------
                                                                 1998                1997
                                                         ------------------- --------------------
Net investment income (loss):
 Reinvested dividend income ............................   $            32      $           1
 Reinvested capital gains ..............................                 5                 --
 Administrative expenses ...............................               (30)                (2)
                                                           ---------------      -------------
 Net investment income (loss)
  and capital gains: ...................................                 7                 (1)
                                                           ---------------      -------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares ..........................................                 7                 --
 Increase (decrease) in unrealized appreciation of
  investments ..........................................               155                 (4)
                                                           ---------------      -------------
   Net realized and unrealized
    gains (losses) .....................................               162                 (4)
                                                           ---------------      -------------
   Additions (reductions) from operations ..............               169                 (5)
                                                           ---------------      -------------
Contract Owners' transactions:
 Net premium payments ..................................             1,702                608
 Surrenders ............................................               (57)                --
 Policy loans ..........................................               (17)               (11)
 Transfers between sub-accounts
  and/or fixed account .................................               469                192
 Death benefits ........................................                --                 --
 Loan collateral interest ..............................                --                 --
                                                           ---------------      -------------
   Additions (reductions) for Contract
    Owners' transactions ...............................             2,097                789
                                                           ---------------      -------------
   Net additions (reductions) for the year .............             2,266                784

Contract Owners' Equity, beginning of the year .........               784                 --
                                                           ---------------      -------------
Contract Owners' Equity, end of the year ...............   $         3,050      $         784
                                                           ===============      =============

Units Outstanding, beginning of the year ...............        81,884.298                 --
Units Outstanding, end of the year .....................       275,637.403         81,884.298

Net Asset Value per Unit: ..............................   $     11.065792      $    9.571986



[WIDE TABLE CONTINUED FROM ABOVE]

                                                                      JANUS ASPEN SERIES
                                                                  WORLDWIDE GROWTH PORTFOLIO
                                                         ---------------------------------------------
                                                                   1998                   1997
                                                         ----------------------- ---------------------
Net investment income (loss):
 Reinvested dividend income ............................    $            305        $            6
 Reinvested capital gains ..............................                 115                    --
 Administrative expenses ...............................                (182)                   (6)
                                                            ----------------        --------------
 Net investment income (loss)
  and capital gains: ...................................                 238                    --
                                                            ----------------        --------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares ..........................................                 636                    --
 Increase (decrease) in unrealized appreciation of
  investments ..........................................               1,880                    (2)
                                                            ----------------        --------------
   Net realized and unrealized
    gains (losses) .....................................               2,516                    (2)
                                                            ----------------        --------------
   Additions (reductions) from operations ..............               2,754                    (2)
                                                            ----------------        --------------
Contract Owners' transactions:
 Net premium payments ..................................              16,293                 2,492
 Surrenders ............................................                (238)                   (2)
 Policy loans ..........................................                (116)                  (13)
 Transfers between sub-accounts
  and/or fixed account .................................               4,112                   419
 Death benefits ........................................                  (2)                   --
 Loan collateral interest ..............................                   1                    --
                                                            ----------------        --------------
   Additions (reductions) for Contract
    Owners' transactions ...............................              20,050                 2,896
                                                            ----------------        --------------
   Net additions (reductions) for the year .............              22,804                 2,894

Contract Owners' Equity, beginning of the year .........               2,894                    --
                                                            ----------------        --------------
Contract Owners' Equity, end of the year ...............    $         25,698        $        2,894
                                                            ==================      ==============

Units Outstanding, beginning of the year ...............         295,875.300                    --
Units Outstanding, end of the year .....................       2,066,481.457           295,875.300

Net Asset Value per Unit: ..............................    $      12.435746       $      9.781783

    The accompanying notes are an integral part of the financial statements.

                                     SAI-24

                         STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED



             NEUBERGER BERMAN                            NEUBERGER BERMAN
        ADVISERS MANAGEMENT TRUST                    ADVISERS MANAGEMENT TRUST
     LIMITED MATURITY BOND PORTFOLIO                    PARTNERS PORTFOLIO
------------------------------------------ ---------------------------------------------
         1998                 1997                   1998                   1997
--------------------- -------------------- ----------------------- ---------------------

   $           25        $          --        $             18        $           --
               --                   --                     579                    --
              (16)                  --                    (155)                   (5)
   --------------        -------------        ----------------        --------------

                9                   --                     442                    (5)
   --------------        -------------        ----------------        --------------

              (12)                  --                    (235)                    4

               26                    1                    (197)                   30
   --------------        -------------        ----------------        --------------

               14                    1                    (432)                   34
   --------------        -------------        ----------------        --------------
               23                    1                      10                    29
   --------------        -------------        ----------------        --------------

            1,686                  196                  13,234                 1,813
              (26)                  (1)                   (225)                   (3)
               (5)                  --                     (73)                   --

              309                   29                   1,123                   787
               --                   --                      (2)                   --
               --                   --                       1                    --
   --------------        -------------        ----------------        --------------

            1,964                  224                  14,058                 2,597
   --------------        -------------        ----------------        --------------
            1,987                  225                  14,068                 2,626

              225                   --                   2,626                    --
   --------------        -------------        ----------------        --------------
   $        2,212        $         225        $         16,694        $        2,626
   ================      ===============      ==================      ==============

       22,028.741                   --        $    255,773.135                    --
      210,708.844            2,028.741           1,582,047.842           255,773.135

   $    10.497074       $    10.197317       $       10.552069       $     10.268611


[WIDE TABLE CONTINUED FROM ABOVE]


           NORTHSTAR GALAXY TRUST
          GROWTH + VALUE PORTFOLIO
---------------------------------------------
         1998                   1997
--------------------- -----------------------

  $               5      $             76
                162                   166
               (285)                 (156)
  -----------------      ----------------

               (118)                   86
  -----------------      ----------------

                252                    43

              2,933                 1,049
  -----------------      ----------------

              3,185                 1,092
  -----------------      ----------------
              3,067                 1,178
  -----------------      ----------------

              5,973                10,705
               (532)                 (304)
               (105)                  (89)

             (2,100)                  122
                (57)                   (7)
                  3                     1
  -----------------      ----------------

              3,182                10,428
  -----------------      ----------------
              6,249                11,606

             15,507                 3,901
  -----------------      ----------------
  $          21,756      $         15,507
  =================      ================

      1,118,715.737           318,137.812
      1,333,885.420         1,118,715.737

  $       16.310327      $      13.861318

    The accompanying notes are an integral part of the financial statements.

                                     SAI-25

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1998 and 1997
                                 (In Thousands)



                                                                   NORTHSTAR GALAXY TRUST
                                                                  HIGH-YIELD BOND PORTFOLIO
                                                           --------------------------------------
                                                                1998                    1997
                                                           --------------          --------------
Net investment income (loss):
 Reinvested dividend income ......................         $          346          $           28
 Reinvested capital gains ........................                     11                       8
 Administrative expenses .........................                    (57)                     (5)
                                                           --------------          --------------
   Net investment income (loss)
    and capital gains: ...........................                    300                      31
                                                           --------------          --------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares ....................................                    (98)                     49
 Increase (decrease) in unrealized appreciation of
  investments ....................................                   (197)                    (13)
                                                           --------------          --------------
   Net realized and unrealized gains (losses) ....                   (295)                     36
                                                           --------------          --------------
   Additions (reductions) from operations ........                      5                      67
                                                           --------------          --------------
Contract Owners' transactions:
 Net premium payments ............................                  7,246                     853
 Surrenders ......................................                    (91)                     (3)
 Policy loans ....................................                     (4)                     --
 Transfers between sub-accounts and/or
  fixed account ..................................                    709                     158
 Death benefits ..................................                     --                      --
 Loan collateral interest ........................                     --                      --
                                                           --------------          --------------
   Additions (reductions) for Contract Owners'
    transactions .................................                  7,860                   1,008
                                                           --------------          --------------
   Net additions (reductions) for the year .......                  7,865                   1,075

Contract Owners' Equity, beginning of the year ...                  1,075                      --
                                                           --------------          --------------
Contract Owners' Equity, end of the year .........         $        8,940          $        1,075
                                                           ==============          ==============

Units Outstanding, beginning of the year .........            105,615.457                      --
Units Outstanding, end of the year ...............            885,661.645             105,615.457

Net Asset Value per Unit: ........................         $    10.094227          $    10.176584



                                                                   NORTHSTAR GALAXY TRUST
                                                                 EMERGING GROWTH PORTFOLIO
                                                         ---------------------------------------
                                                                 1998                   1997
                                                           --------------          --------------
Net investment income (loss):
 Reinvested dividend income ......................         $          121          $           80
 Reinvested capital gains ........................                    223                      22
 Administrative expenses .........................                    (63)                    (27)
                                                           --------------          --------------
   Net investment income (loss)
    and capital gains: ...........................                    281                      75
                                                           --------------          --------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares ....................................                     83                      54
 Increase (decrease) in unrealized appreciation of
  investments ....................................                    317                      83
                                                           --------------          --------------
   Net realized and unrealized gains (losses) ....                    400                     137
                                                           --------------          --------------
   Additions (reductions) from operations ........                    681                     212
                                                           --------------          --------------
Contract Owners' transactions:
 Net premium payments ............................                  1,511                   1,983
 Surrenders ......................................                   (103)                    (34)
 Policy loans ....................................                    (16)                    (15)
 Transfers between sub-accounts and/or
  fixed account ..................................                   (405)                    745
 Death benefits ..................................                    (65)                    (17)
 Loan collateral interest ........................                      1                      --
                                                           --------------          --------------
   Additions (reductions) for Contract Owners'
    transactions .................................                    923                   2,662
                                                           --------------          --------------
   Net additions (reductions) for the year .......                  1,604                   2,874

Contract Owners' Equity, beginning of the year ...                  3,599                     725
                                                           --------------          --------------
Contract Owners' Equity, end of the year .........         $        5,203          $        3,599
                                                           ==============          ==============

Units Outstanding, beginning of the year .........            270,967.530              62,237.333
Units Outstanding, end of the year ...............            338,592.875             270,967.530

Net Asset Value per Unit: ........................         $    15.366323          $    13.284489

    The accompanying notes are an integral part of the financial statements.

                                     SAI-26

                         STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED



     NORTHSTAR GALAXY TRUST               NORTHSTAR GALAXY TRUST              OCC ACCUMULATION TRUST
 INTERNATIONAL VALUE PORTFOLIO          MULTI-SECTOR BOND PORTFOLIO               EQUITY PORTFOLIO
-------------------------------      -------------------------------      -------------------------------
      1998             1997               1998             1997                1998              1997
--------------   --------------      --------------   --------------      --------------   --------------

$           38   $            1      $          266   $          159      $            8   $           --
           163               --                   1               15                  32               --
           (29)              (1)                (49)             (28)                (23)              (1)
--------------   --------------      --------------   --------------      --------------   --------------

           172               --                 218              146                  17               (1)
--------------   --------------      --------------   --------------      --------------   --------------

            22                4                 (24)              16                   6                1

            68               (2)               (205)             (55)                 97               13
--------------   --------------      --------------   --------------      --------------   --------------
            90                2                (229)             (39)                103               14
--------------   --------------      --------------   --------------      --------------   --------------
           262                2                 (11)             107                 120               13
--------------   --------------      --------------   --------------      --------------   --------------

         2,838              453               2,631            2,493               1,927              425
           (47)              (1)                (97)            (176)                (22)             (20)
            (2)              --                  (1)              (4)                (14)              (2)

           208              126                (507)            (143)                169               70
            --               --                 (31)              --                  --               --
            --               --                  --               --                  --               --
--------------   --------------      --------------   --------------      --------------   --------------

         2,997              578               1,995            2,170               2,060              473
--------------   --------------      --------------   --------------      --------------   --------------
         3,259              580               1,984            2,277               2,180              486

           580               --               2,880              603                 486               --
--------------   --------------      --------------   --------------      --------------   --------------
$        3,839   $          580      $        4,864   $        2,880      $        2,666   $          486
==============   ==============      ==============   ==============      ==============   ==============

    57,506.716               --         238,690.820       52,792.181          45,654.119               --
   330,553.044       57,506.716         403,214.084      238,690.820         227,142.692       45,654.119

$    11.614952   $    10.073394      $    12.062872   $    12.069396      $    11.737470   $    10.640989

    The accompanying notes are an integral part of the financial statements.

                                     SAI-27

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1998 and 1997
                                (In Thousands)



                                                                            OCC ACCUMULATION TRUST
                                                                           GLOBAL EQUITY PORTFOLIO
                                                                       -----------------------------
                                                                            1998            1997
                                                                       -------------- --------------
Net investment income (loss):
 Reinvested dividend income ..................................         $            8 $            1
 Reinvested capital gains ....................................                     28              8
 Administrative expenses .....................................                     (5)            --
                                                                       -------------- --------------
   Net investment (loss) income and capital gains: ...........                     31              9
                                                                       -------------- --------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares ...                     21             --
 Increase (decrease) in unrealized appreciation of investments                    (30)           (12)
                                                                       -------------- --------------
   Net realized and unrealized gains (losses) ................                     (9)           (12)
                                                                       -------------- --------------
   Additions (reductions) from operations ....................                     22             (3)
                                                                       -------------- --------------
Contract Owners' transactions:
 Net premium payments ........................................                    546            169
 Surrenders ..................................................                     (3)            --
 Policy loans ................................................                     (5)            --
 Transfers between sub-accounts and/or fixed account .........                      2             13
 Death benefits ..............................................                     --             --
 Loan collateral interest ....................................                     --             --
                                                                       -------------- --------------
   Additions (reductions) for Contract Owners' transactions ..                    540            182
                                                                       -------------- --------------
   Net additions for the year ................................                    562            179

Contract Owners' Equity, beginning of the year ...............                    179             --
                                                                       -------------- --------------
Contract Owners' Equity, end of the year .....................         $          741 $          179
                                                                       ============== ==============

Units Outstanding, beginning of the year .....................             18,968.362             --
Units Outstanding, end of the year ...........................             70,138.035     18,968.362

Net Asset Value per Unit: ....................................         $    10.567329 $     9.459272

    The accompanying notes are an integral part of the financial statements.

                                     SAI-28

                         STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED



        OCC ACCUMULATION TRUST                          OCC ACCUMULATION TRUST
          MANAGED PORTFOLIO                               SMALL CAP PORTFOLIO
--------------------------------------          --------------------------------------
     1998                    1997                    1998                  1997
--------------          --------------          --------------          --------------

$           39          $           --          $            3          $           --
           129                      --                      29                      --
          (138)                     (5)                    (21)                     (1)
--------------          --------------          --------------          --------------
            30                      (5)                     11                      (1)
--------------          --------------          --------------          --------------

            58                       1                     (22)                      2
           221                      (1)                   (129)                     (2)
--------------          --------------          --------------          --------------
           279                      --                    (151)                     --
--------------          --------------          --------------          --------------
           309                      (5)                   (140)                     (1)
--------------          --------------          --------------          --------------
        14,219                   1,734                   1,908                     348
          (263)                     (2)                    (27)                     (2)
           (56)                     (4)                     (8)                     (3)
           692                   1,047                      85                     154
            (1)                     --                      --                      --
            --                      --                      --                      --
--------------          --------------          --------------          --------------
        14,591                   2,775                   1,958                     497
--------------          --------------          --------------          --------------
        14,900                   2,770                   1,818                     496
         2,770                      --                     496                      --
--------------          --------------          --------------          --------------
$       17,670          $        2,770          $        2,314          $          496
==============          ==============          ==============          ==============

   274,772.663                      --              48,630.367                      --
 1,659,487.954             274,772.663             252,953.621              48,630.367

$    10.647991          $    10.080149          $     9.146562          $    10.195889

    The accompanying notes are an integral part of the financial statements.

                                     SAI-29

                                 NORTHERN LIFE
                             SEPARATE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

   Northern Life Separate Account One (the "Account") is a separate account of Northern Life Insurance Company ("Northern Life"), an indirect, wholly-owned subsidiary of ReliaStar Financial Corp. The Account commenced operations on October 20, 1995 and is registered as a unit investment trust under the Investment Company Act of 1940.

   Payments received under the contracts are allocated to sub-accounts of the Account, each of which is invested in one of the funds listed below during the year:



THE ALGER AMERICAN FUND               FIDELITY VIP                NORTHSTAR GALAXY TRUST
-----------------------------------   -------------------------   ------------------------------
   Small Capitalization Portfolio     Equity-Income Portfolio     Growth + Value Portfolio
   Growth Portfolio                   Growth Portfolio            High-Yield Bond Portfolio
   MidCap Growth Portfolio            Money Market Portfolio      Emerging Growth Portfolio
   Leverage AllCap Portfolio          Overseas Portfolio          International Value Portfolio
                                                                  Multi-Sector Bond Portfolio


JANUS ASPEN SERIES                  FIDELITY VIP II                   OCC ACCUMULATION TRUST
----------------------------------- --------------------------------- -------------------------------
   Aggressive Growth Portfolio      Asset Manager Portfolio           Equity Portfolio
   Growth Portfolio                 Asset Manager: Growth Portfolio   Global Equity Portfolio
   International Growth Portfolio   Index 500 Portfolio               Managed Portfolio
   Worldwide Growth Portfolio       Contrafund Portfolio              Small Capitalization Portfolio


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-------------------------------------------
  Limited Maturity Bond Portfolio
  Partners Portfolio

   Fred Alger Management, Inc. is the investment adviser for the four portfolios of The Alger American Fund and is paid fees for its services by The Alger American Funds Portfolios. Fidelity Management & Research Company is the investment adviser for Fidelity Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIP II) and is paid for its services by the VIP and VIP II Portfolios. Northstar Investment Management Corporation, an affiliate of Northern Life, is the investment adviser for the five portfolios offered through the Northstar Galaxy Trust and is paid for its services by the Northstar Funds. Janus Capital Corporation is the investment adviser for the four portfolios of Janus Aspen Series and is paid fees for its services by the Janus Aspen Series Portfolios. Neuberger Berman Management is the investment adviser for the two portfolios of the Advisers Management Trust and is paid fees for its services by the Neuberger Berman Advisers Management Trust Funds. OpCap Advisors is the investment adviser for the four portfolios of the OCC Accumulation Trust and is paid fees for its services by the OCC Accumulation Trust Funds.

   On August 8, 1997, sub-accounts investing in Northstar Galaxy Trust Growth + Value Portfolio, Northstar Galaxy High-Yield Bond Portfolio, Northstar Galaxy Trust International Value Portfolio, Alger American, Janus Aspen Series, OCC Accumulation Trust and Neuberger Berman Advisers Management Trust were made available to the Account.

   On July 29, 1998, Northstar Variable Trust Portfolio changed its name to Northstar Galaxy Trust Portfolios (GT). Also on July 29, 1998, the Northstar Variable Trust Growth Portfolio changed its name to Northstar Galaxy Trust Growth + Value Portfolio.

   On November 9, 1998, Northstar Galaxy Trust Income and Growth Portfolio changed its name to Northstar Galaxy Trust Emerging Growth Portfolio.


                                     SAI-30

                                 NORTHERN LIFE
                             SEPARATE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES:

   SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:

   The market value of investments in the sub-accounts is based on the closing net asset values of the fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the funds are determined on the basis of specific identification of fund share costs.

   VARIABLE ANNUITY RESERVES:

   The amount of the reserves for contracts in the distribution year is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by Northern Life, are offset by transfers to or from Northern Life.

3. FEDERAL INCOME TAXES:

   Northern Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the Separate Account is not a separate entity from Northern Life, and its operations form a part of Northern Life, it is not taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing Federal income tax law, investment income of the Separate Account, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded through reinvestment without additional tax to Northern Life.

4. CONTRACT CHARGES:

   No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders Northern Life will deduct from the contract value a surrender charge as set forth in the contract.

   Certain charges are made by Northern Life to Contract Owners' Variable Account Contract Value in accordance with the terms of the contracts. These charges may include: an annual contract charge of $30 from each contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date; a daily administrative charge; and a daily charge for mortality and expense risk assumed by Northern Life.

   Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, Northern Life may deduct the amount of the tax from the purchase payments received or the Contract Value immediately before it is applied to an annuity payout.


                                     SAI-31

                                 NORTHERN LIFE
                             SEPARATE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

5. INVESTMENTS:

   For the year ended December 31, 1998, investment activity in the funds was as follows (in thousands):


                                                                    COST OF       PROCEEDS
      INVESTING FUND                                               PURCHASES     FROM SALES
      ---------------------------------------------------------   -----------   -----------
      Fidelity's VIP and VIP II:
       Money Market Portfolio ...........................    $  8,291       $ 6,292
       Asset Manager Portfolio ..........................       5,542           536
       Asset Manager: Growth Portfolio ..................      10,140         3,871
       Equity-Income Portfolio ..........................      17,211         3,352
       Growth Portfolio .................................      11,092         2,368
       Overseas Portfolio ...............................       1,550           592
       Index 500 Portfolio ..............................      40,184         1,579
       Contrafund Portfolio .............................      17,665           893
      The Alger American Fund:
       Alger American Small Capitalization ..............       5,473         2,110
       Alger American Growth Portfolio ..................      12,518         1,947
       Alger American MidCap Growth Portfolio ...........       3,522           559
       Alger American Leverage AllCap Portfolio .........       6,611         2,733
      Janus Aspen Series:
       Aggressive Growth Portfolio ......................       1,538            68
       Growth Portfolio .................................       7,006           241
       International Growth Portfolio ...................       2,296           189
       Worldwide Growth Portfolio .......................      23,920         3,605
      Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio ..................       2,419           444
       Partners Portfolio ...............................      17,260         2,747
      Northstar Galaxy Trust:
       Northstar Growth + Value Portfolio ...............       4,785         1,713
       Northstar High-Yield Bond Portfolio ..............      10,025         1,819
       Northstar Emerging Growth Portfolio ..............       2,169           971
       Northstar International Value Portfolio ..........       3,414           241
       Northstar Multi-Sector Bond Portfolio ............       3,225           999
      OCC Accumulation Trust:
       Equity Portfolio .................................       2,194           114
       Global Equity Portfolio ..........................       1,284           713
       Managed Portfolio ................................      15,788         1,162
       Small Cap Portfolio ..............................       2,252           282
                                                             --------       -------
       Total ............................................    $239,374       $42,140
                                                             ========       =======

                                     SAI-32

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)


                     STATUTORY BASIS FINANCIAL STATEMENTS
                FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997
                                      AND
                         INDEPENDENT AUDITORS' REPORT




                               TABLE OF CONTENTS





                                                                                  PAGE
                                                                                -------
INDEPENDENT AUDITORS' REPORT ................................................   SAI-34
STATUTORY BASIS FINANCIAL STATEMENTS:
   Statutory Basis Statements of Admitted Assets, Liabilities, Surplus and
    Other Funds .............................................................   SAI-35
   Statutory Basis Statements of Operations .................................   SAI-36
   Statutory Basis Statements of Changes in Capital and Surplus .............   SAI-37
   Statutory Basis Statements of Cash Flows .................................   SAI-38
   Notes to Statutory Basis Financial Statements ............................   SAI-39




                                     SAI-33

                         INDEPENDENT AUDITORS' REPORT






Board of Directors
Northern Life Insurance Company
Seattle, Washington

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus and other funds of Northern Life Insurance Company (a wholly owned subsidiary of ReliaStar Life Insurance Company) (the Company) as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Washington, which practices differ from generally accepted accounting principles. The effects on such financial statements of the differences between the statutory basis of accounting and generally accepted accounting principles are described in Note 11.

In our opinion, because of the effects of the matters discussed in the preceding paragraph, the financial statements do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1998 and 1997, or the results of its operations or its cash flows for the years then ended.

In our opinion, such statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and surplus and other funds of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.



DELOITTE & TOUCHE LLP

Seattle, Washington
February 5, 1999

                                     SAI-34

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
                STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS,
                     LIABILITIES, SURPLUS AND OTHER FUNDS
                                 (IN MILLIONS)



                                                                                   DECEMBER 31
                                                                          -----------------------------
                                                                               1998            1997
                                                                          -------------   -------------
ASSETS
Bonds, at NAIC Value (Market: 1998, $4,675.9; 1997, $4,302.7) .........    $  4,503.2      $  4,144.4
Stocks, at NAIC Value (Cost: 1998, $17.7; 1997, $6.5) .................          18.5             6.0
Mortgage Loans on Real Estate .........................................         978.5           997.8
Real Estate ...........................................................            --              .7
Policy Loans ..........................................................         354.0           323.7
Cash on Hand and on Deposit ...........................................           8.8            12.3
Short-Term Investments ................................................          19.0            33.6
Other Invested Assets .................................................          42.7            54.1
Receivable for Securities .............................................           2.8              --
Aggregate Write-in for Invested Assets ................................            .4             4.5
                                                                           ----------      ----------
 Total Cash and Investments ...........................................       5,927.9         5,577.1
                                                                           ----------      ----------
Reinsurance Recoverable ...............................................            .9              .5
Life Insurance Premiums and Annuity Considerations Deferred
 and Uncollected ......................................................           5.9             6.1
Investment Income Due and Accrued .....................................          73.9            73.6
Other Assets ..........................................................           2.0             5.6
From Separate Account Statement .......................................         377.6           141.9
                                                                           ----------      ----------
 Total Assets .........................................................    $  6,388.2      $  5,804.8
                                                                           ==========      ==========
LIABILITIES, SURPLUS AND OTHER FUNDS
Aggregate Reserves for Policies and Contracts .........................    $  5,564.0      $  5,230.8
Policy and Contract Claims ............................................           4.9             3.4
Policyholders' Dividends ..............................................          10.7            10.8
Liability for Premiums and Other Deposit Funds ........................           1.0             1.0
Other Policy and Contract Liabilities .................................          11.9             8.6
Commissions Payable ...................................................           1.8             2.5
General Expenses Due or Accrued .......................................           8.3             6.9
Taxes, Licenses, and Fees Due or Accrued, Excluding
 Federal Income Taxes .................................................            .4              .7
Federal Income Taxes Due or Accrued ...................................          (4.5)            (.4)
Unearned Investment Income ............................................           1.6             1.6
Asset Valuation Reserve ...............................................          62.1            57.7
Other Liabilities .....................................................          22.6            30.9
From Separate Account Statement .......................................         377.6           141.9
                                                                           ----------      ----------
 Total Liabilities ....................................................       6,062.4         5,496.4
                                                                           ----------      ----------
SURPLUS AND OTHER FUNDS
Common Capital Stock ..................................................           1.5             1.5
Gross Paid In and Contributed Surplus .................................         126.5           126.5
Unassigned Surplus ....................................................         197.8           180.4
                                                                           ----------      ----------
Total Surplus and Other Funds .........................................         325.8           308.4
                                                                           ----------      ----------
 Total Liabilities, Surplus and Other Funds ...........................    $  6,388.2      $  5,804.8
                                                                           ==========      ==========

               The accompanying notes are an integral part of the
                      statutory basis financial statements.

                                     SAI-35

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
                   STATUTORY BASIS STATEMENTS OF OPERATIONS
                                 (IN MILLIONS)



                                                                               YEAR ENDED DECEMBER 31
                                                                             ---------------------------
                                                                                 1998           1997
                                                                             ------------   ------------
REVENUES
Premiums and Annuity Considerations ......................................    $    86.9      $    86.4
Deposit-Type Funds .......................................................        716.6          693.7
Considerations for Supplementary Contracts and Dividend
 Accumulations ...........................................................         12.5            9.9
Net Investment Income ....................................................        428.8          407.9
Amortization of Interest Maintenance Reserve .............................          2.4            1.9
Other Income .............................................................          3.5            1.2
                                                                              ---------      ---------
 Total Revenues ..........................................................    $ 1,250.7      $ 1,201.0
                                                                              ---------      ---------
BENEFITS AND EXPENSES
Death Benefits ...........................................................    $    16.1      $    12.5
Matured Endowments .......................................................           .2             .3
Annuity Benefits .........................................................         48.5           39.8
Disability and Accident and Health Benefits ..............................           .1             .2
Surrender Benefits and Other Fund Withdrawals ............................        503.1          456.9
Interest on Policy or Contract Funds .....................................           .1             .2
Payments on Supplementary Contracts and Dividend Accumulations ...........         11.5            9.2
Changes in Reserve for Policies and Contracts ............................        331.4          422.1
Changes in Reserve for Supplementary Contracts Without Life
 Contingencies and Dividend and Coupon Accumulations .....................          1.8            1.5
                                                                              ---------      ---------
 Total Benefits ..........................................................        912.8          942.7
Commissions ..............................................................         56.8           56.0
General Insurance Expenses ...............................................         57.6           48.4
Insurance Taxes, Licenses and Fees, Excluding Federal Income Taxes .......          4.2            4.1
Other Disbursements ......................................................          2.6            1.5
Net Transfers to Separate Accounts .......................................        185.1           90.4
                                                                              ---------      ---------
 Total Benefits and Expenses .............................................      1,219.1        1,143.1
                                                                              ---------      ---------
Net Gain from Operations before Dividends to Policyholders and
 Federal Income Taxes ....................................................         31.6           57.9
Dividends to Policyholders ...............................................           .5             .5
                                                                              ---------      ---------
Net Gain from Operations before Federal Income Taxes .....................         31.1           57.4
Federal Income Taxes (Excluding Taxes on Capital Gains and Losses) .......          8.8           17.5
                                                                              ---------      ---------
Net Gain from Operations before Realized Capital Gains and Losses ........         22.3           39.9
Net Realized Capital Gains and Losses (Net of Tax Expense: 1998, $8.8;
 1997, $5.3) (Net of IMR Transfers: 1998, $5.7; 1997, $3.5) ..............         (3.0)           1.0
                                                                              ---------      ---------
 Net Income ..............................................................    $    19.3      $    40.9
                                                                              =========      =========

               The accompanying notes are an integral part of the
                      statutory basis financial statements.

                                     SAI-36

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
         STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                 (IN MILLIONS)



                                                             YEAR ENDED DECEMBER 31
                                                            -------------------------
                                                                1998          1997
                                                            -----------   -----------
CAPITAL AND SURPLUS, BEGINNING OF YEAR ..................    $  308.4      $  275.9
Net Income ..............................................        19.3          40.9
Change in Net Unrealized Capital Gains (Losses) .........         (.5)         (1.4)
Change in Non-Admitted Assets and Related Items .........         2.9          (7.4)
Change in Asset Valuation Reserve .......................        (4.3)           .4
                                                             --------      --------
CAPITAL AND SURPLUS, END OF YEAR ........................    $  325.8      $  308.4
                                                             ========      ========

               The accompanying notes are an integral part of the
                      statutory basis financial statements.

                                     SAI-37

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
                   STATUTORY BASIS STATEMENTS OF CASH FLOWS
                                 (IN MILLIONS)



                                                                                YEAR ENDED DECEMBER 31
                                                                             ----------------------------
                                                                                  1998           1997
                                                                             -------------   ------------
CASH FROM OPERATIONS
Premiums and Annuity Considerations ......................................     $    87.0      $    86.7
Deposit-Type Funds .......................................................         716.6          693.7
Other Premiums, Considerations and Deposits ..............................          12.4            9.9
Allowances and Reserve Adjustments Received on Reinsurance Ceded .........            .1             .1
Investment Income Received ...............................................         428.6          403.2
Other Income Received ....................................................           1.3            1.0
Life and Accident and Health Claims Paid .................................         (14.9)         (12.4)
Surrender Benefits and Other Fund Withdrawals Paid .......................        (503.0)        (457.0)
Other Benefits to Policyholders Paid .....................................         (60.4)         (49.1)
Commissions, Other Expenses and Taxes Paid ...............................        (118.2)        (108.3)
Net Transfers to Separate Accounts .......................................        (185.4)         (90.5)
Dividends to Policyholders Paid ..........................................           (.5)           (.6)
Federal Income Taxes Paid ................................................          (8.3)         (19.3)
Other Operating Expenses Paid ............................................            --            (.1)
                                                                               ---------      ---------
 Net Cash from Operations ................................................     $   355.3      $   457.3
                                                                               ---------      ---------
CASH FROM INVESTMENTS
Proceeds from Investments Sold, Matured or Repaid
 Bonds ...................................................................     $   613.8      $   567.3
 Stocks ..................................................................          12.2            7.9
 Mortgage Loans ..........................................................         291.5          155.5
 Real Estate .............................................................            .6            1.3
 Other Invested Assets ...................................................          31.6            6.6
 Miscellaneous Proceeds ..................................................           1.3             --
Taxes on Capital Gains ...................................................         (11.5)          (4.3)
                                                                               ---------      ---------
  Total Investment Proceeds ..............................................         939.5          734.3
                                                                               ---------      ---------
Cost of Investments Acquired
 Bonds ...................................................................         963.2          728.9
 Stocks ..................................................................          25.2             .5
 Mortgage Loans ..........................................................         273.6          393.0
 Real Estate .............................................................            --             .1
 Other Invested Assets ...................................................          15.7           19.6
 Miscellaneous Applications ..............................................           4.3             --
                                                                               ---------      ---------
  Total Investments Acquired .............................................       1,282.0        1,142.1
                                                                               ---------      ---------
Net Change in Policy Loans and Premium Notes .............................         (30.3)         (33.9)
                                                                               ---------      ---------
 Net Cash from Investments ...............................................     $  (372.8)     $  (441.7)
                                                                               ---------      ---------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
Other Sources (Applications), Net ........................................     $     (.6)     $   (12.8)
                                                                               ---------      ---------
 Net Cash from Financing and Miscellaneous Sources .......................           (.6)         (12.8)
                                                                               ---------      ---------
Net Change in Cash and Short-Term Investments ............................         (18.1)           2.8
Cash and Short-Term Investments at Beginning of Year .....................          45.9           43.1
                                                                               ---------      ---------
Cash and Short-Term Investments at End of Year ...........................     $    27.8      $    45.9
                                                                               =========      =========

               The accompanying notes are an integral part of the
                      statutory basis financial statements.

                                     SAI-38

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS


NOTE 1. BASIS OF PRESENTATION

     The accompanying statutory basis financial statements of Northern Life Insurance Company (the Company) have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners (NAIC) and the State of Washington. Such statutory insurance accounting practices differ from generally accepted accounting principles and are intended to reflect a more conservative perspective by, for example, requiring the immediate recognition of acquisition costs, providing only for income taxes currently payable, recording assets considered non-admitted as a reduction of surplus and recording an asset valuation reserve. The amounts in these financial statements pertain to the entire Company's business including, as appropriate, its Separate Account business.

     All outstanding shares of the Company are owned by ReliaStar Life Insurance Company, a Minnesota domiciled insurance company. ReliaStar Life Insurance Company is in turn a wholly owned subsidiary of ReliaStar Financial Corp. (ReliaStar) a holding and management company domiciled in Delaware.


NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

     NATURE OF OPERATIONS
     The Company is principally engaged in the business of providing annuities and life insurance. The Company operates primarily in the United States and is authorized to do business in all states except New York.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with accounting practices prescribed or permitted by the NAIC and the State of Washington requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     During December 1998, ReliaStar approved a plan to consolidate its five individual life insurance and annuity service center operations into one new center. This consolidation is expected to be substantially complete by the end of the year 2000 and anticipates the termination of approximately 250 positions at the Company's current service center operation. The transitioning of operations to the new center is scheduled to begin during 1999. Estimated costs recorded by the Company related to this plan of approximately $3.8 million (pre-tax) are primarily related to employee-related termination costs and non-cancellable lease contracts costs associated with vacated facilities.

     INVESTMENTS
     Security investments are valued in accordance with the requirements of the NAIC, as follows:

     Bonds not backed by other loans at amortized cost using the interest method; loan-backed bonds and structured securities at amortized cost using the interest method including anticipated prepayments at the date of purchase; significant changes in estimated cash flows from the original purchase assumptions are accounted for using the interest method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all securities.

     Preferred stocks in good standing are valued at cost, which approximates market.

     Common Stocks are valued at estimated market value.

                                     SAI-39

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
           NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS (CONTINUED)

NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (CONTINUED)

     Derivative instruments, such as interest rate swaps, are valued in accordance with the NAIC Accounting Practices and Procedures manual and the Purposes and Procedures manual of the Securities Valuation Office. The Company utilizes the settlement method of accounting for its interest rate swap agreements whereby the difference between amounts paid and amounts received or accrued on interest rate swap agreements is reflected in net investment income. All derivative instruments are valued consistently with the hedged items.

     All other security investments are presented at values prescribed by or deemed acceptable to the NAIC, generally market value.

     Mortgage loans are valued at amortized cost. Real estate acquired in satisfaction of debt is stated at the lower of appraised value of the asset foreclosed or book value of the mortgage at the date of foreclosure.

     Policy loans are valued at the aggregate unpaid balance.

     Short-term investments are carried at amortized cost which approximates market.

     Other investments, principally limited partnerships, are carried on the cost basis.

     The Company uses straight-line depreciation for all of its depreciable assets, with useful lives varying depending on the asset.

     Realized investment gains and losses on sales of securities are included in the determination of net income and are determined on the specific identification method. Unrealized investment gains and losses are accounted for as direct increases or decreases in surplus. Income tax effects of unrealized gains and losses are not recognized.

     Due and accrued income was excluded from investment income on mortgage loans, bonds and short-term investments where interest is past due more than 90 days. The total amount excluded at December 31, 1998 and 1997 was $1.7 million and $1.2 million, respectively. The Company recognizes investment income on derivative instruments in accordance with the NAIC Accounting Practices and Procedures manual whereby the difference between amounts paid and amounts received are accrued on interest rate swap agreements is reflected in net investment income.

     NONADMITTED ASSETS
     Assets of the Company designated as "nonadmitted" are excluded from the balance sheets. The change in such assets, net of amortization, is reflected as a direct increase or decrease in surplus.

     SEPARATE ACCOUNTS
     The Company operates separate accounts. The assets and liabilities of the separate accounts are primarily related to variable annuity contracts and represent policyholder directed funds that are separately administered. The assets (principally investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are valued at fair value.

     PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS
     Premiums on life insurance contracts are generally recognized as revenue over the life of the contract on the anniversary date. Contract benefits are associated with premium revenue over the life of the contract by providing for liabilities for future policy and contract benefits.

     POLICY ACQUISITION COSTS
     Costs of acquiring new business are charged to operating expenses in the year incurred.

                                     SAI-40

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
           NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS (CONTINUED)

NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (CONTINUED)

     AGGREGATE RESERVES FOR POLICIES AND CONTRACTS
     Liabilities for future policy and contract benefits for life insurance are computed by the net level premium and preliminary term and other modified reserve methods on the basis of interest rates and mortality assumptions prescribed by state regulatory authorities. Annuity liabilities are computed using interest rates and mortality assumptions where needed as prescribed by state regulatory authorities. Liabilities for waiver of premium reserves were primarily based on the 1952 Disability Study (Period 2) combined with 1958 CSO using 3% interest.

     The Company waives deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

     Extra premiums in addition to the basic gross premium are charged for substandard lives. Mean reserves are determined by computing the regular mean reserves and holding in addition the unearned portion of the extra premium charge for the year.

     All substandard policies except Adjustable Life and Universal Life are valued as standard plus an amount determined by valuation representing the excess amount of the multiple table reserves over the standard reserves. All Adjustable Life and Universal Life policies are valued directly on a multiple table basis.

     As of December 31, 1998, the Company had insurance in force of $65.0 million for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Washington. Reserves to cover this insurance totaled $1.0 million at December 31, 1998.

     Of the total net annuity actuarial reserves and deposit fund liabilities at December 31, 1998, approximately 54% are subject to discretionary withdrawal at book value less current surrender charge of 5% or more; approximately 31% are subject to discretionary withdrawal at book value with minimal adjustment of less than 5% but greater than zero; approximately 12% are subject to discretionary withdrawal at book value without adjustment; and approximately 3% are not subject to discretionary withdrawal.

     INCOME TAXES DUE AND ACCRUED
     The provision for income taxes is based upon income that is estimated to be currently taxable.

                                     SAI-41

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
           NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS (CONTINUED)

NOTE 3. INVESTMENTS

     Investment income summarized by type of investment was as follows:


                                                               YEAR ENDED DECEMBER 31
                                                              -------------------------
                                                                  1998          1997
                                                              -----------   -----------
                                                                    (IN MILLIONS)
   Bonds ..................................................    $  329.5      $  312.3
   Preferred Stocks .......................................          .8            .4
   Common Stocks ..........................................          --            .1
   Mortgage Loans on Real Estate ..........................        75.6          70.9
   Real Estate ............................................          .1            .2
   Policy Loans ...........................................        18.8          17.5
   Short-term Investments .................................         3.2           2.4
   Derivative Instruments .................................         3.0           8.2
   Other ..................................................         5.8           3.8
                                                               --------      --------
    Gross Investment Income ...............................       436.8         415.8
   Investment Expenses ....................................         8.0           7.9
                                                               --------      --------
    Net Investment Income .................................    $  428.8      $  407.9
                                                               ========      ========

     Net realized capital gains (losses) were as follows:


                                                               YEAR ENDED DECEMBER 31
                                                               ----------------------
                                                                  1998        1997
                                                               ---------   ---------
                                                                   (IN MILLIONS)
   Bonds ..................................................     $  9.1      $  4.2
   Preferred Stocks .......................................       (1.0)        (.1)
   Common Stocks ..........................................         .1         1.4
   Mortgage Loans on Real Estate ..........................        1.2         1.1
   Real Estate ............................................        (.1)        (.2)
   Other ..................................................         .3         3.4
                                                                ------      ------
    Net Pretax Realized Capital Gains .....................        9.6         9.8
   Income Tax Expense .....................................       (6.9)       (5.3)
   Net Pretax Realized Capital Gains Transferred to
    Interest Maintenance Reserve (IMR) ....................       (8.8)       (5.3)
   Income Tax Expense Transferred to IMR ..................        3.1         1.8
                                                                ------      ------
    Net Realized Capital Gains (Losses) Net of Tax ........     $ (3.0)     $  1.0
                                                                ======      ======

     Gross realized capital gains of $12.0 million and $7.1 million and gross realized capital losses of $2.9 million and $2.8 million were recognized on sales of bonds during the years ended December 31, 1998 and 1997, respectively.

     The statement value and estimated market values of investments in bonds by type of investment were as follows:


                                     SAI-42

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
           NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS (CONTINUED)

NOTE 3. INVESTMENTS (CONTINUED)



                                                                       DECEMBER 31, 1998
                                                      ---------------------------------------------------
                                                                       GROSS UNREALIZED        ESTIMATED
                                                       STATEMENT    ----------------------      MARKET
                                                         VALUE        GAINS      (LOSSES)        VALUE
                                                      -----------   ---------   ----------   ------------
   United States Government and
    Governmental Agencies and Authorities .........   $     3.6     $    .1           --      $     3.7
   States, Municipalities and Political
    Subdivisions ..................................        21.8         1.3           --           23.1
   Foreign Governments ............................        33.5         3.9           --           37.4
   Public Utilities ...............................       169.5        10.1          (.2)         179.4
   Corporate Securities ...........................     2,973.8       145.2        (18.2)       3,100.8
   Mortgage-Backed/Structured Finance
    Securities ....................................     1,301.0        33.9         (3.4)       1,331.5
                                                      ---------     -------        -----      ---------
   Total ..........................................   $ 4,503.2     $ 194.5      $ (21.8)     $ 4,675.9
                                                      =========     =======      =======      =========


                                                                       DECEMBER 31, 1997
                                                      ---------------------------------------------------
                                                                       GROSS UNREALIZED        ESTIMATED
                                                       STATEMENT    ----------------------      MARKET
                                                         VALUE        GAINS      (LOSSES)        VALUE
                                                      -----------   ---------   ----------   ------------
   United States Government and
    Governmental Agencies and Authorities .........   $     3.9     $    .2           --      $     4.1
   States, Municipalities and Political
    Subdivisions ..................................        33.3         2.3       $  (.2)          35.4
   Foreign Governments ............................        33.8         3.0           --           36.8
   Public Utilities ...............................       246.9        10.5          (.6)         256.8
   Corporate Securities ...........................     2,698.1       117.8         (4.0)       2,811.9
   Mortgage-Backed/Structured Finance
    Securities ....................................     1,128.4        30.7         (1.4)       1,157.7
                                                      ---------     -------       ------      ---------
   Total ..........................................   $ 4,144.4     $ 164.5       $ (6.2)     $ 4,302.7
                                                      =========     =======       ======      =========

     The statement value and estimated market value of bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                 DECEMBER 31, 1998
                                                             --------------------------
                                                                             ESTIMATED
                                                              STATEMENT       MARKET
                                                                VALUE          VALUE
                                                             -----------   ------------
                                                                   (IN MILLIONS)
   Due in One Year or Less ...............................   $   105.2      $   105.4
   Due After One Year Through Five Years .................     1,281.9        1,331.9
   Due After Five Years Through Ten Years ................     1,302.1        1,354.5
   Due After Ten Years ...................................       508.0          547.7
   Mortgage-Backed/Structured Finance Securities .........     1,306.0        1,336.4
                                                             ---------      ---------
   Total .................................................   $ 4,503.2      $ 4,675.9
                                                             =========      =========

     The estimated market values for the marketable bonds are determined based upon the quoted market prices for bonds actively traded. The estimated market values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated


                                     SAI-43

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
           NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS (CONTINUED)

NOTE 3. INVESTMENTS (CONTINUED)

market values. Estimated market values of privately placed bonds are determined utilizing a matrix-based model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Utilizing this data, the model generates estimated market values which the Company considers reflective of the market value of each privately placed bond.

     At December 31, 1998, the largest industry concentration of the private placement portfolio was consumer products/services, where 18.2% of the portfolio was invested, and the largest industry concentration of the marketable bond portfolio was mortgage-backed/structured securities, where 39.9% of the portfolio was invested. At December 31, 1998, the largest geographic concentration of commercial mortgage loans was in the pacific region of the United States, where approximately 33.0% of the commercial and residential mortgage loan portfolio was invested.

     At December 31, 1998 and 1997, gross unrealized appreciation of unaffiliated stocks was $.5 million and $.1 million, respectively, and gross unrealized depreciation was $1.3 million and $.6 million, respectively.

     The maximum and minimum lending rates for all mortgage loans issued during 1998 were 8.625% and 5.500%.

     During 1998 the Company did not reduce interest rates of outstanding mortgage loans.

     The maximum percentage of any one loan to the value of security at the time of the loan was 80%. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without buildings. As of year-end, the Company held mortgages with $74,817 in interest more than one year overdue.

     DERIVATIVE INSTRUMENTS
     The Company has an established program prescribing the use of derivatives in its asset/liability management activity. The investment policy of the Company expressly precludes the use of such instruments for speculative purposes. The policy details permissible uses and instruments and contains accounting and management controls designed to assure compliance with these policies. The Company is not a party to leveraged derivatives.

     The insurance liabilities of the Company are sensitive to changes in market interest rates. The Company has established procedures for evaluating these liabilities and structures investment asset portfolios with compatible characteristics. Investment assets are selected which provide yield, cash flow and interest rate sensitivities appropriate to support the insurance products.

     The Company uses interest rate swaps as part of this asset/liability management program. The Company has acquired a significant amount of certain shorter duration investments, such as floating rate or adjustable rate investments. Acquisition of these assets shortens the duration of an asset portfolio. The Company uses interest rate swaps to extend the duration of these portfolios as an alternative to purchasing longer duration investments.

     The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. In addition, the Company has established an issuer holder limitation program whereby the maximum credit exposure to a single issuer is established based upon the credit rating of the issuer and the structure of the investment. The positive market value of swap positions is included in the computation of the maximum issuer limitation.


NOTE 4. INCOME TAXES

     The Company's federal income tax return is consolidated with the following entities: ReliaStar Financial Corp., ReliaStar Life Insurance Company, Norlic, Inc., Nova, Inc., NWNL Benefits Corporation,


                                     SAI-44

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
           NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS (CONTINUED)

NOTE 4. INCOME TAXES (CONTINUED)

NWNL Health Management Corp., Washington Square Advisers, Inc., ReliaStar Investment Research, Inc., ReliaStar Mortgage Corporation, James Mortgage Company, Washington Square Securities, Inc., Northstar Holding, Inc., Northstar Investment Management Corporation, Northstar Distributors, Inc., Northstar Administrators Corporation, Bankers Centennial Management Corp., IB Holdings, Inc., International Risks, Inc., Northeastern Corporation, IB Resolution, Inc., ReliaStar Financial Marketing Corporation, Successful Money Management Seminars, Inc., Successful Money Management Software, Inc., PrimeVest Financial Services, Inc., PrimeVest Mortgage, Inc., PrimeVest Insurance Agency of Alabama, Inc., PrimeVest Insurance Agency of New Mexico, Inc., PrimeVest Insurance Agency of Oklahoma, Inc., PrimeVest Insurance Agency of Texas, Inc., PrimeVest Insurance Agency of Ohio, Inc., Branson Insurance Agency, Inc., Granite Investment Services, Inc., Washington Square Insurance Agency, Inc. (Massachusetts), Washington Square Insurance Agency Inc. (Texas), Washington Square Insurance Agency, Inc. (New Mexico), and ReliaStar Payroll Agent, Inc.

     The method by which the total consolidated federal income tax for each entity is allocated to each of these companies is subject to a written agreement approved by the Company's Board of Directors. Allocation is based on separate return calculations such that each company in the consolidated return pays the same tax or receives the same refunds it would have paid or received had it consistently filed separate federal income tax returns. Intercompany tax balances are settled within a reasonable time after filing of the consolidated federal income tax returns with the Internal Revenue Service.

     Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus." Generally, this policyholders' surplus account will become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 1998, the Company had accumulated approximately $5.5 million in its separate policyholders' surplus account.

     The difference between the U.S. federal income tax rate and the Company's effective tax rate is summarized as follows:


                                                    YEAR ENDED DECEMBER 31
                                                   -----------------------
                                                      1998         1997
                                                   ----------   ----------
   Statutory Tax Rate ..........................       35.0%        35.0%
   Accrual of Market Discount on Bonds .........      (12.1)        (4.9)
   Prior Year Provision True-up ................        1.1          (.5)
   Deferred Acquisition Cost Tax ...............        1.1           .7
   Reserve Adjustments .........................         --         (2.8)
   Other .......................................        3.2          3.0
                                                      -----         ----
    Effective Tax Rate .........................       28.3%        30.5%
                                                      =====         ====

     Cash paid to ReliaStar for federal income taxes was $19.9 million and $23.6 million for 1998 and 1997, respectively.


NOTE 5. EMPLOYEE BENEFIT PLANS

     PENSION PLANS
     The Company's parent, ReliaStar Life Insurance Company, sponsors a noncontributory defined benefit pension plan covering substantially all employees. Effective December 31, 1998, the defined benefit retirement plan was amended to suspend the accrual of additional benefits for future services. Employees will retain all of their accrued benefits as of December 31, 1998, which will be paid monthly at retirement according to the provisions of the plan. Employees meeting certain age and service requirements will receive certain transition benefits until retirement.


                                     SAI-45

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
           NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS (CONTINUED)

NOTE 5. EMPLOYEE BENEFIT PLANS (CONTINUED)

     The benefits under the plan are based on years of service and the employee's average compensation during the last five years of employment. The parent company's policy is to fund the minimum required contribution necessary to meet the present and future obligations of the plan. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future. Contributions are made to a tax-exempt trust established by the parent company. Plan assets consist principally of investments in stock and bond mutual funds, common stock and corporate bonds.

     Annual pension expense benefit recorded by the Company was $(.6) and $.5 million in 1998 and 1997, respectively. Annual pension expense is equal to the funding for the plan year which is determined under the projected unit credit actuarial cost method, including amortization of prior service costs and considering ERISA minimum and maximum funding requirements. Each subsidiary is charged its allowable share of such expense based on a percentage of payroll. At January 1, 1998 (the date of the most recent actuarial valuation), the plan accumulated benefit obligation/present value of accrued benefits and the amount of vested benefits was $176.6 million and $172.6 million, respectively, based on an assumed 8.5% interest rate. The fair value of plan assets was $229.1 million at January 1, 1998. Included in plan assets are 1,232,982 shares of ReliaStar common stock with a fair value of $50.8 million at January 1, 1998.

     The Company and ReliaStar also have unfunded noncontributory defined benefit plans providing for benefits to employees in excess of limits for qualified retirement plans and for benefits to non-employee members of the ReliaStar Board of Directors.

     POSTRETIREMENT BENEFIT PLAN
     The Company provides certain health care and life insurance benefits to retired employees (and their eligible dependents). Substantially all of the Company's employees will become eligible for those benefits if they meet specified age and service requirements and reach retirement age while working for the Company, unless the plans are terminated or amended. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually; the life insurance plan provides a flat amount of noncontributory life benefits and optional contributory coverage.

     The unamortized transition obligation for retirees and fully eligible or vested employees was $195,000 and $209,000 at December 31, 1998 and 1997, respectively. The unamortized transition obligation is being amortized over 20 years. The accumulated postretirement obligation was $520,000 and $453,000 at December 31, 1998 and 1997, respectively. Net postretirement benefit costs for the years ended December 31, 1998 and 1997 were $92,000 and $83,000, respectively, and include the expected cost of such benefits for newly eligible or vested employees, interest cost and amortization of the transition obligation.

     The unfunded postretirement benefit obligation for retirees and other fully eligible or vested plan participants was $569,000 and $497,000 at December 31, 1998 and 1997, respectively. The estimated benefit obligation for active non-vested employees was $174,000 at December 31, 1998.

     The assumed discount rate used in determining the accumulated postretirement benefit obligation at December 31, 1998 was 7.0% and the health care cost trend rate was 5.0% in 2000. The assumed discount rate used in determining the accumulated postretirement benefit obligation at December 31, 1997 was 7.25% and the health care cost trend rate was 6.0% in the year 1999. The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rate by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1998 by $34,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit cost for 1998 by $9,000.


                                     SAI-46

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
           NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS (CONTINUED)

NOTE 5. EMPLOYEE BENEFIT PLANS (CONTINUED)

     SUCCESS SHARING PLAN AND ESOP
     The Success Sharing Plan and ESOP (Success Sharing Plan) was designed to increase employee ownership and reward employees when certain performance objectives are met. Essentially all employees of the Company are eligible to participate in the Success Sharing Plan. The Success Sharing Plan has both qualified and nonqualified components. The nonqualified component is equal to 25% of the annual award and is paid in cash to employees. The qualified component is equal to 75% of the annual award, which is contributed to the ESOP portion of the Success Sharing Plan. Costs charged to operations for the Success Sharing Plan were $1.2 million and $1.2 million in 1998 and 1997, respectively.

     STOCK-BASED COMPENSATION
     Employees of the Company participate in stock-based compensation plans of ReliaStar. The Company has recorded no compensation expense for these stock-based compensation plans other than for restricted stock and performance-based awards.


NOTE 6. RELATED PARTY TRANSACTIONS

     The Company maintains intercompany loan agreements with its parent company. There were no loans taken from or made to the parent company during 1998 and 1997. In addition, there were no intercompany loans outstanding at December 31, 1998 or 1997.

     The Company and its affiliates have entered into agreements whereby certain management, administrative, legal and other services are provided to each other. The net expense amounts resulted in the Company making payments of $18.0 million and $15.2 million to its parent and other affiliated companies in 1998 and 1997, respectively. The costs allocated to the Company under these agreements may not be indicative of costs the Company might incur if these services were not provided by the Company's affiliates.


NOTE 7. CAPITAL AND SURPLUS

     The ability of the Company to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of Washington. These authorities recognize only statutory accounting practices for the ability of an insurer to pay dividends to its shareholders.

     Under the laws of the State of Washington, the Company can pay dividends to shareholders only from earned statutory surplus, and the distribution in any year is limited, by law, to the greater of the prior year's net income or 10% of prior year-end statutory surplus.

     Total unassigned surplus at December 31, 1998 was $197.8 million and has no restrictions, except as described above.


NOTE 8. REINSURANCE

     The Company is a member of reinsurance associations established for the purpose of ceding the excess of life, waiver of premium, and accidental death insurance over retention limits. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. The Company's retention limit is $135,000 per life for individual coverage for most plans of insurance. As of December 31, 1998, $476.3 million of life insurance in force was ceded to other companies of which $39.2 million was ceded to ReliaStar Life Insurance Company. The Company has assumed $1.4 billion of life insurance in force as of December 31, 1998 (including $714.9 million of reinsurance assumed pertaining to Prudential Life Insurance Company and $692.4 million from ReliaStar Life Insurance Company).


                                     SAI-47

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
           NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS (CONTINUED)

NOTE 8. REINSURANCE (CONTINUED)

     The effect of reinsurance on premiums and benefits is as follows:


                                      YEAR ENDED DECEMBER 31
                                      -----------------------
                                         1998         1997
                                      ----------   ----------
                                           (IN MILLIONS)
   Direct Premiums ................    $  86.8      $  86.9
   Reinsurance Assumed ............        2.9          2.4
   Reinsurance Ceded ..............       (2.8)        (2.9)
   Net Premiums ...................    $  86.9      $  86.4
                                       -------      -------
   Reinsurance Recoveries .........    $   1.6      $   3.3
                                       =======      =======

NOTE 9. COMMITMENTS AND CONTINGENCIES

     LITIGATION
     The Company is a defendant in a number of lawsuits arising out of the normal course of the business of the Company, some of which include claims for punitive damages. In the opinion of management, the ultimate resolution of such litigation will not result in any material adverse impact to the financial position of the Company.

     FINANCIAL INSTRUMENTS
     The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet its financing needs and to reduce its exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit and interest rate swaps. Those instruments involve, to varying degrees, elements of credit, interest rate or liquidity risk in excess of the amounts recognized in the Statutory Basis Statements of Admitted Assets, Liabilities, Surplus and Other Funds.

     The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For interest rate swap transactions, the contract or notional amounts do not represent exposure to credit loss. For swaps, the Company's exposure to credit loss is limited to those swaps where the Company has an unrealized gain.

     Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.


                                                                    DECEMBER 31
                                                              -----------------------
                                                                 1998         1997
                                                              ----------   ----------
                                                                   (IN MILLIONS)
   Contract or Notional Amount
   Financial Instruments Whose Contract Amounts
    Represent Credit Risk:
   Commitments to Extend Credit ...........................    $  28.3      $  84.8
   Financial Instruments Whose Notional or Contract Amounts
    Exceed the Amount of Credit Risk:
   Interest Rate Swap Agreements ..........................      431.0        571.0

     COMMITMENTS TO EXTEND CREDIT -- Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to


                                     SAI-48

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
           NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS (CONTINUED)

NOTE 9. COMMITMENTS AND CONTINGENCIES (CONTINUED)

expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.

     INTEREST RATE SWAP AGREEMENTS -- The Company also enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. The risks under interest rate swap agreements are generally similar to those of futures contracts. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk.

     LEASES
     The Company occupies its home office facility under a lease agreement that commits it to pay rentals of $2,630,000 in 1999. Lease payments in 1998 under this lease were $2,749,000. This lease is accounted for as an operating lease.

     In 1997, the Company entered into a ten-year lease agreement beginning December 1, 1998 and ending November 30, 2008. Future minimum rental payments required under this lease are as follows:


                (IN MILLIONS)
---------------------------------------------
  1999 -- $2.5                  2002 -- $2.6
  2000 -- $2.5                  2003 -- $2.6
  2001 -- $2.6     2004 and thereafter $13.4

NOTE 10. FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures are made in accordance with the requirements of Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosures about Fair Value of Financial Instruments." SFAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

     SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1998 and 1997. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     BONDS -- The estimated market value disclosures for bonds satisfy the fair value disclosure requirements of SFAS No. 107 (see Note 3).

     STOCKS -- Fair value equals carrying value for common stocks as these securities are carried at NAIC value which approximates quoted market value. Preferred stocks are carried primarily at cost.


                                     SAI-49

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
           NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS (CONTINUED)

NOTE 10. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     MORTGAGE LOANS ON REAL ESTATE -- The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses, using interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS -- The carrying amounts for these assets approximates the assets' fair values.

     OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS -- The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

     INVESTMENT CONTRACT LIABILITIES -- The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

     The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.

     The carrying amounts reported for other investment contracts approximate those liabilities' fair value.

     OTHER FINANCIAL INSTRUMENTS REPORTED AS LIABILITIES -- The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values.

     INTEREST RATE SWAPS -- The fair value for interest rate swaps was estimated using discounted cash flow analyses. The discount rate was based upon rates currently being offered for similar interest rate swaps available from similar counterparties.


                                     SAI-50

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
           NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS (CONTINUED)

NOTE 10. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 1998 and 1997 are as follows:


                                                                1998                            1997
                                                    -----------------------------   -----------------------------
                                                       CARRYING          FAIR          CARRYING          FAIR
                                                        AMOUNT          VALUE           AMOUNT          VALUE
                                                    -------------   -------------   -------------   -------------
                                                                            (IN MILLIONS)
   Financial Instruments Recorded as Assets:
    Bonds .......................................    $  4,503.2      $  4,675.9      $  4,144.4      $  4,302.7
    Stocks ......................................          18.5            17.7             6.0             6.1
    Mortgage Loans on Real Estate:
     Commercial .................................         766.5         1,315.1           653.5           692.7
     Residential and Other ......................         212.0           352.1           344.3           348.9
    Policy Loans ................................         354.0           354.0           323.7           323.7
    Cash and Short-Term Investments .............          27.8            27.8            45.9            45.9
    Other Financial Instruments Recorded as
     Assets .....................................          84.9            84.9            89.1            89.1
   Financial Instruments Recorded as Liabilities:
    Investment Contracts:
     Deferred Annuities .........................      (5,024.6)       (4,987.6)       (4,710.9)       (4,677.8)
      Supplementary Contracts and Immediate
       Annuities ................................        (121.8)         (126.5)          (99.0)         (100.9)
     Other Investment Contracts .................           (.9)            (.9)           (1.0)           (1.0)
   Other Financial Instruments Recorded as
    Liabilities .................................         (15.9)          (15.9)          (23.1)          (23.1)
   Off-Balance Sheet Financial Instruments:
    Interest Rate Swaps .........................            --            14.3              --             7.5

     Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

     Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.


                                     SAI-51

                        NORTHERN LIFE INSURANCE COMPANY
        (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR LIFE INSURANCE COMPANY)
           NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS (CONTINUED)

NOTE 11. RECONCILIATION OF STATUTORY NET INCOME AND EQUITY TO GAAP NET INCOME AND EQUITY (IN MILLIONS) (UNAUDITED)


                                                                 YEAR ENDED DECEMBER 31,
                                                                 -----------------------
                                                                    1998         1997
                                                                 ----------   ----------
   Statutory Net Income as Reported ..........................    $  19.3      $  40.9
   Adjustments Concerning:
    Deferred Acquisition Costs ...............................       30.4         56.2
    Deferred Federal Income Taxes ............................      (21.4)       (22.6)
    Reserves for Future Benefits .............................       18.7         (8.0)
    Net Adjustments to Investments ...........................        7.2         10.1
    Capitalization of Software Costs .........................        (.2)         1.0
    Nonadmitted Assets .......................................       (2.0)         (.5)
    Interest Maintenance Reserve .............................       (2.3)        (1.9)
    Other ....................................................        6.3          (.9)
   Net Income in Conformity with Generally Accepted Accounting
    Principles ...............................................    $  56.0      $  74.3
                                                                  =======      =======


                                                                   YEAR ENDED DECEMBER 31,
                                                                  -------------------------
                                                                      1998          1997
                                                                  -----------   -----------
   Statutory Capital and Surplus as Reported ..................    $  325.8      $  308.4
   Adjustments Concerning: Deferred Acquisition Costs .........       513.1         486.9
    Deferred Federal Income Taxes .............................      (107.9)        (85.6)
    Reserves for Future Benefits ..............................      (306.6)       (325.3)
    Net Adjustments to Investments ............................       183.1         154.0
    Capitalization of Software Costs ..........................         5.1           5.3
    Pension Plan Agreements ...................................         1.3           1.3
    Nonadmitted Assets ........................................        13.3          18.2
    Asset Valuation Reserve ...................................        62.1          57.7
    Interest Maintenance Reserve ..............................        11.9           8.6
    Other .....................................................        (3.8)         (7.1)
   Shareholder's Equity in conformity with Generally Accepted
    Accounting Principles .....................................    $  697.4      $  622.4
                                                                   ========      ========

                                     SAI-52